GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.1%
Advertising – 1.5%
Clear Channel Outdoor Holdings, Inc.(a)
$275,000	7.500%		06/01/29	$ 283,250
Clear Channel Worldwide Holdings, Inc.(a)
500,000	5.125		08/15/27	507,500
Lamar Media Corp.
514,000	3.750		02/15/28	516,570
364,000	4.000		02/15/30	363,090
Nielsen Finance LLC/Nielsen Finance Co.
555,000	5.625	(a)	10/01/28	568,875
684,000	5.875	(a)	10/01/30	713,070
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)
384,000	6.250		06/15/25	399,120

				3,351,475

Aerospace & Defense – 2.1%
Howmet Aerospace, Inc.
520,000	5.125		10/01/24	558,809
550,000	6.875		05/01/25	629,063
Spirit AeroSystems, Inc.
450,000	4.600		06/15/28	428,625
TransDigm, Inc.
324,000	8.000	(a)	12/15/25	341,820
1,401,000	6.250	(a)	03/15/26	1,450,911
340,000	6.375		06/15/26	349,987
46,000	7.500		03/15/27	48,070
460,000	5.500		11/15/27	464,025
Wolverine Escrow LLC(a)
336,000	9.000		11/15/26	316,680

				4,587,990

Agriculture – 0.7%
JBS USA LUX SA/JBS USA Finance, Inc.(a)
605,000	6.750		02/15/28	656,425
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
290,000	6.500	(a)	04/15/29	318,637
470,000	5.500	(a)	01/15/30	507,013

				1,482,075

Banks – 1.1%
CIT Group, Inc.
316,000	5.000		08/01/23	333,775
150,000	5.250		03/07/25	163,875

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
CIT Group, Inc. – (continued)
$478,000	6.125%		03/09/28	$ 565,832
Freedom Mortgage Corp.
464,000	8.125	(a)	11/15/24	464,000
353,000	8.250	(a)	04/15/25	352,559
460,000	7.625	(a)	05/01/26	446,200

				2,326,241

Basic Industry – 1.3%
Axalta Coating Systems LLC(a)
470,000	3.375		02/15/29	450,025
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)
150,000	4.750		06/15/27	155,812
CF Industries, Inc.
72,000	3.450		06/01/23	74,205
Chemours Co. (The)(a)
479,000	5.750		11/15/28	492,173
Olin Corp.
200,000	5.625		08/01/29	216,000
230,000	5.000		02/01/30	241,500
SCIH Salt Holdings, Inc.(a)
360,000	6.625		05/01/29	333,000
Tronox, Inc.(a)
376,000	4.625		03/15/29	364,720
Valvoline, Inc.(a)
326,000	4.250		02/15/30	325,185
WR Grace Holdings LLC(a)
200,000	5.625		08/15/29	202,000

				2,854,620

Broadcasting – 3.7%
Diamond Sports Group LLC/Diamond Sports Finance Co.
652,000	5.375	(a)	08/15/26	290,140
550,000	6.625	(a)	08/15/27	118,250
Gray Television, Inc.
270,000	7.000	(a)	05/15/27	286,706
396,000	4.750	(a)	10/15/30	383,130
iHeartCommunications, Inc.
320,000	8.375		05/01/27	337,200
795,000	4.750	(a)	01/15/28	793,012
Nexstar Media, Inc.(a)
544,000	5.625		07/15/27	565,760

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – (continued)
Scripps Escrow II, Inc.(a)
$306,000	5.375%		01/15/31	$ 308,295
Scripps Escrow, Inc.(a)
154,000	5.875		07/15/27	157,465
Sinclair Television Group, Inc.(a)
600,000	4.125		12/01/30	543,000
Sirius XM Radio, Inc.
200,000	5.000	(a)	08/01/27	206,250
1,380,000	4.000	(a)	07/15/28	1,357,575
250,000	3.875	(a)	09/01/31	236,563
TEGNA, Inc.
230,000	4.625		03/15/28	230,288
698,000	5.000		09/15/29	703,235
Terrier Media Buyer, Inc.(a)
308,000	8.875		12/15/27	326,480
Univision Communications, Inc.
227,000	5.125	(a)	02/15/25	230,405
505,000	6.625	(a)	06/01/27	539,087
404,000	4.500	(a)	05/01/29	403,748

				8,016,589

Brokerage – 0.5%
Coinbase Global, Inc.(a)
200,000	3.375		10/01/28	187,250
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(a)
470,000	5.000		08/15/28	471,017
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
480,000	4.750		06/15/29	478,800

				1,137,067

Building Materials – 0.7%
American Builders & Contractors Supply Co., Inc.(a)
593,000	4.000		01/15/28	600,412
Builders FirstSource, Inc.(a)
215,000	4.250		02/01/32	216,613
Standard Industries, Inc.
284,000	4.375	(a)	07/15/30	280,881
384,000	3.375	(a)	01/15/31	355,332

				1,453,238

Capital Goods – 3.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
400,000	5.250	(a)	08/15/27	394,438

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. – (continued)
$200,000	5.250	%(a)	08/15/27	$ 197,219
Ball Corp.
175,000	4.000		11/15/23	183,312
351,000	5.250		07/01/25	386,978
121,000	4.875		03/15/26	132,495
420,000	2.875		08/15/30	401,100
Covanta Holding Corp.
216,000	6.000		01/01/27	224,293
282,000	5.000		09/01/30	284,622
Crown Americas LLC/Crown Americas Capital Corp V
325,000	4.250		09/30/26	343,687
Crown Americas LLC/Crown Americas Capital Corp. VI
194,000	4.750		02/01/26	198,906
Flex Acquisition Co., Inc.
130,000	6.875	(a)	01/15/25	130,025
243,000	7.875	(a)	07/15/26	253,456
Graham Packaging Co., Inc.(a)
164,000	7.125		08/15/28	167,280
Herc Holdings, Inc.(a)
560,000	5.500		07/15/27	581,000
LABL, Inc.
203,000	6.750	(a)	07/15/26	209,090
309,000	10.500	(a)	07/15/27	324,450
Madison IAQ LLC(a)
490,000	5.875		06/30/29	471,625
Mauser Packaging Solutions Holding Co.(a)
458,000	5.500		04/15/24	460,290
Owens-Brockway Glass Container, Inc.(a)
200,000	5.875		08/15/23	209,000
Sealed Air Corp.
295,000	4.875	(a)	12/01/22	301,638
130,000	5.125	(a)	12/01/24	138,938
200,000	5.500	(a)	09/15/25	219,250
154,000	6.875	(a)	07/15/33	194,232
Sensata Technologies BV
336,000	4.875	(a)	10/15/23	353,640
314,000	5.000	(a)	10/01/25	341,475

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Sensata Technologies, Inc.(a)
$610,000	3.750%		02/15/31	$ 603,138

				7,705,577

Communications – 3.5%
AMC Networks, Inc.
88,000	5.000		04/01/24	88,495
424,000	4.750		08/01/25	431,685
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
157,000	5.500		05/01/26	161,416
CSC Holdings LLC(a)
700,000	5.500		04/15/27	719,880
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.(a)
762,000	5.875		08/15/27	775,335
DISH DBS Corp.
602,000	5.000		03/15/23	608,396
454,000	5.875		11/15/24	459,675
486,000	7.750		07/01/26	500,580
110,000	7.375		07/01/28	107,594
861,000	5.125		06/01/29	759,832
IHS Markit Ltd.
533,000	4.750	(a)	02/15/25	585,634
564,000	4.000	(a)	03/01/26	616,875
Lions Gate Capital Holdings LLC(a)
200,000	5.500		04/15/29	203,000
Live Nation Entertainment, Inc.(a)
690,000	4.750		10/15/27	691,725
Meredith Corp.
194,000	6.875		02/01/26	200,673
Radiate Holdco LLC/Radiate Finance, Inc.(a)
326,000	6.500		09/15/28	317,035
WMG Acquisition Corp.(a)
409,000	3.000		02/15/31	386,505

				7,614,335

Consumer Cyclical – 17.7%
ADT Security Corp. (The)
374,000	4.125	(a)	08/01/29	365,585
356,000	4.875	(a)	07/15/32	355,555
Allison Transmission, Inc.(a)
484,000	3.750		01/30/31	464,640

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
AMC Entertainment Holdings, Inc.(a)(b) (PIK 12.000%, Cash 10.000%)
$393,000	12.000%		06/15/26	$ 401,351
American Axle & Manufacturing, Inc.
420,000	6.875		07/01/28	448,875
230,000	5.000		10/01/29	218,500
APX Group, Inc.
268,000	6.750	(a)	02/15/27	279,725
234,000	5.750	(a)	07/15/29	229,612
Asbury Automotive Group, Inc.(a)
450,000	4.625		11/15/29	453,546
Bath & Body Works, Inc.
372,000	5.250		02/01/28	398,688
350,000	6.625	(a)	10/01/30	388,616
368,000	6.875		11/01/35	445,669
Boyd Gaming Corp.
108,000	4.750		12/01/27	109,849
410,000	4.750	(a)	06/15/31	408,975
Brink’s Co. (The)(a)
268,000	5.500		07/15/25	279,725
Caesars Entertainment, Inc.
500,000	6.250	(a)	07/01/25	520,221
590,000	8.125	(a)	07/01/27	648,252
200,000	4.625	(a)	10/15/29	196,000
Carnival Corp.
790,000	7.625	(a)	03/01/26	814,687
450,000	5.750	(a)	03/01/27	440,438
1,228,000	4.000	(a)	08/01/28	1,192,695
Carvana Co.(a)
444,000	5.500		04/15/27	445,110
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
284,000	5.500		05/01/25	293,585
Century Communities, Inc.(a)
350,000	3.875		08/15/29	344,312
Churchill Downs, Inc.
320,000	5.500	(a)	04/01/27	328,800
342,000	4.750	(a)	01/15/28	349,695
Clarios Global LP/Clarios US Finance Co.
210,000	6.250	(a)	05/15/26	218,663

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Clarios Global LP/Clarios US Finance Co. – (continued)
$555,000	8.500	%(a)	05/15/27	$ 598,217
Dana Financing Luxembourg Sarl(a)
232,000	5.750		04/15/25	237,655
Dana, Inc.
300,000	5.625		06/15/28	317,250
202,000	4.250		09/01/30	201,369
Ford Motor Co.
250,000	8.500		04/21/23	275,642
270,000	9.000		04/22/25	328,555
175,000	4.346		12/08/26	185,865
448,000	6.625		10/01/28	538,072
385,000	7.450		07/16/31	519,155
Ford Motor Credit Co. LLC
670,000	3.087		01/09/23	679,080
500,000	4.375		08/06/23	518,919
380,000	5.584		03/18/24	407,217
500,000	5.125		06/16/25	541,848
200,000	4.134		08/04/25	209,648
200,000	4.542		08/01/26	214,134
400,000	4.271		01/09/27	423,819
825,000	3.815		11/02/27	855,349
420,000	5.113		05/03/29	467,887
Gap, Inc. (The)
450,000	3.625	(a)	10/01/29	431,928
350,000	3.875	(a)	10/01/31	335,400
Goodyear Tire & Rubber Co. (The)
648,000	4.875		03/15/27	680,400
490,000	5.250		04/30/31	515,725
Hanesbrands, Inc.(a)
583,000	4.625		05/15/24	608,506
Hilton Domestic Operating Co., Inc.
250,000	3.750	(a)	05/01/29	248,382
300,000	4.875		01/15/30	316,875
250,000	4.000	(a)	05/01/31	250,914
682,000	3.625	(a)	02/15/32	666,609
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a)
200,000	5.000		06/01/29	199,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
IRB Holding Corp.(a)
$555,000	7.000%		06/15/25	$ 585,525
Iron Mountain, Inc.
366,000	4.875	(a)	09/15/27	373,320
397,000	5.250	(a)	03/15/28	410,399
620,000	5.250	(a)	07/15/30	633,950
523,000	4.500	(a)	02/15/31	515,155
Lithia Motors, Inc.(a)
300,000	3.875		06/01/29	304,074
MGM Resorts International
268,000	6.000		03/15/23	279,390
65,000	5.750		06/15/25	69,144
334,000	4.625		09/01/26	342,350
229,000	5.500		04/15/27	238,732
250,000	4.750		10/15/28	255,625
Michaels Cos., Inc. (The)(a)
562,000	7.875		05/01/29	560,595
Mohegan Gaming & Entertainment(a)
410,000	8.000		02/01/26	418,200
NCL Corp Ltd.(a)
452,000	3.625		12/15/24	416,970
Nordstrom, Inc.
200,000	4.375		04/01/30	197,000
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In(a)
276,000	8.500		11/15/27	298,080
PetSmart, Inc./PetSmart Finance Corp.
250,000	4.750	(a)	02/15/28	254,375
250,000	7.750	(a)	02/15/29	268,125
Picasso Finance Sub, Inc.(a)
206,000	6.125		06/15/25	215,270
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
200,000	5.625	(a)	09/01/29	201,000
184,000	5.875	(a)	09/01/31	185,610
Prime Security Services Borrower LLC/Prime Finance, Inc.
547,000	3.375	(a)	08/31/27	518,966
490,000	6.250	(a)	01/15/28	498,575
Royal Caribbean Cruises Ltd.
380,000	11.500	(a)	06/01/25	423,276

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Royal Caribbean Cruises Ltd. – (continued)
$278,000	3.700%		03/15/28	$ 254,718
572,000	5.500	(a)	04/01/28	559,130
Scientific Games International, Inc.
288,000	5.000	(a)	10/15/25	296,100
310,000	8.250	(a)	03/15/26	326,081
145,000	7.000	(a)	05/15/28	154,425
270,000	7.250	(a)	11/15/29	298,350
Staples, Inc.
457,000	7.500	(a)	04/15/26	457,000
368,000	10.750	(a)	04/15/27	341,320
Taylor Morrison Communities, Inc.(a)
400,000	5.125		08/01/30	430,000
Tenneco, Inc.
100,000	5.000		07/15/26	96,000
470,000	5.125	(a)	04/15/29	457,075
Toll Brothers Finance Corp.
283,000	4.375		04/15/23	292,375
558,000	4.350		02/15/28	607,832
Travel + Leisure Co.(a)
566,000	6.625		07/31/26	616,593
William Carter Co. (The)(a)
284,000	5.625		03/15/27	293,408
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
568,000	5.250		05/15/27	558,060
Yum! Brands, Inc.
547,000	4.750	(a)	01/15/30	578,453
250,000	3.625		03/15/31	243,125

				38,138,540

Consumer Noncyclical – 4.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
200,000	4.625	(a)	01/15/27	207,250
1,450,000	3.500	(a)	03/15/29	1,442,750
365,000	4.875	(a)	02/15/30	389,181
Allied Universal Holdco LLC/Allied Universal Finance Corp.
724,000	6.625	(a)	07/15/26	743,910
480,000	6.000	(a)	06/01/29	457,800
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(a)
200,000	4.625		06/01/28	194,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Avantor Funding, Inc.(a)
$428,000	4.625%		07/15/28	$ 444,050
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(a)
469,000	5.750		03/01/25	469,029
Envision Healthcare Corp.(a)
354,000	8.750		10/15/26	212,400
Fresh Market, Inc. (The)(a)
284,000	9.750		05/01/23	290,925
Hologic, Inc.
140,000	4.625	(a)	02/01/28	145,950
340,000	3.250	(a)	02/15/29	334,900
Jaguar Holding Co. II/PPD Development LP(a)
394,000	5.000		06/15/28	423,550
MEDNAX, Inc.(a)
384,000	6.250		01/15/27	399,642
Molina Healthcare, Inc.
204,000	5.375		11/15/22	210,630
585,000	4.375	(a)	06/15/28	595,238
Mozart Debt Merger Sub, Inc.(a)
400,000	5.250		10/01/29	399,000
Organon & Co./Organon Foreign Debt Co.-Issuer BV
500,000	4.125	(a)	04/30/28	498,750
500,000	5.125	(a)	04/30/31	510,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
440,000	9.750		12/01/26	461,008
Vector Group Ltd.(a)
456,000	5.750		02/01/29	434,910

				9,265,373

Consumer Products – 0.5%
Mattel, Inc.(a)
457,000	5.875		12/15/27	488,990
Newell Brands, Inc.
107,000	4.350		04/01/23	110,764
471,000	4.700		04/01/26	504,252

				1,104,006

Distribution & Logistics – 0.6%
IAA, Inc.(a)
281,000	5.500		06/15/27	293,294

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Logistics – (continued)
WESCO Distribution, Inc.(a)
$884,000	7.250%		06/15/28	$ 960,245

				1,253,539

Distributors – 0.2%
KAR Auction Services, Inc.(a)
343,000	5.125		06/01/25	341,984

Electric – 3.3%
Calpine Corp.
396,000	4.625	(a)	02/01/29	380,884
492,000	5.000	(a)	02/01/31	473,657
655,000	3.750	(a)	03/01/31	627,162
Clearway Energy Operating LLC(a)
550,000	3.750		02/15/31	543,812
FirstEnergy Corp.
500,000	2.650		03/01/30	488,750
FirstEnergy Corp., Series B
600,000	4.400		07/15/27	642,036
NextEra Energy Operating Partners LP
315,000	4.250	(a)	07/15/24	321,694
285,000	4.500	(a)	09/15/27	301,744
NRG Energy, Inc.
83,000	6.625		01/15/27	85,542
621,000	5.250	(a)	06/15/29	645,840
550,000	3.625	(a)	02/15/31	523,875
274,000	3.875	(a)	02/15/32	263,725
PG&E Corp.
286,000	5.000		07/01/28	296,010
366,000	5.250		07/01/30	376,980
Talen Energy Supply LLC(a)
530,000	7.250		05/15/27	495,550
TerraForm Power Operating LLC
8,000	4.250	(a)	01/31/23	8,065
541,000	4.750	(a)	01/15/30	549,791

				7,025,117

Energy – 12.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
711,000	5.750	(a)	03/01/27	718,110
327,000	5.750	(a)	01/15/28	335,992
Antero Resources Corp.
168,000	5.000		03/01/25	169,890

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Antero Resources Corp. – (continued)
$372,000	7.625	%(a)	02/01/29	$ 408,270
Apache Corp.
500,000	4.625		11/15/25	530,000
Archrock Partners LP/Archrock Partners Finance Corp.(a)
620,000	6.875		04/01/27	646,350
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
428,000	5.875		06/30/29	420,510
Buckeye Partners LP
210,000	3.950		12/01/26	206,494
160,000	4.125		12/01/27	158,827
340,000	4.500	(a)	03/01/28	329,800
Callon Petroleum Co.(a)
276,000	8.000		08/01/28	271,170
Cheniere Energy Partners LP
587,000	4.500		10/01/29	616,350
400,000	4.000	(a)	03/01/31	410,000
Cheniere Energy, Inc.
756,000	4.625		10/15/28	780,570
Continental Resources, Inc.
232,000	4.500		04/15/23	239,685
400,000	3.800		06/01/24	417,250
550,000	4.375		01/15/28	594,000
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)
250,000	5.500		06/15/31	253,750
CrownRock LP/CrownRock Finance, Inc.(a)
423,000	5.625		10/15/25	425,644
DCP Midstream Operating LP
218,000	5.375		07/15/25	232,715
348,000	5.625		07/15/27	389,760
DT Midstream, Inc.(a)
490,000	4.375		06/15/31	488,469
Endeavor Energy Resources LP/EER Finance, Inc.(a)
415,000	5.750		01/30/28	432,637
EnLink Midstream LLC
403,000	5.375		06/01/29	406,830
EnLink Midstream Partners LP
392,000	4.850		07/15/26	403,966
EQM Midstream Partners LP(a)
500,000	6.000		07/01/25	532,450

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
EQT Corp.
$180,000	6.625%		02/01/25	$ 199,800
910,000	3.900		10/01/27	948,675
Hess Midstream Operations LP(a)
200,000	4.250		02/15/30	193,750
Hilcorp Energy I LP/Hilcorp Finance Co.
590,000	6.250	(a)	11/01/28	600,325
220,000	5.750	(a)	02/01/29	217,800
ITT Holdings LLC(a)
398,000	6.500		08/01/29	386,060
Laredo Petroleum, Inc.
370,000	10.125		01/15/28	379,250
Moss Creek Resources Holdings, Inc.
243,000	7.500	(a)	01/15/26	212,625
194,000	10.500	(a)	05/15/27	183,330
Nabors Industries Ltd.(a)
134,000	7.250		01/15/26	115,910
Nabors Industries, Inc.
294,000	5.750		02/01/25	248,430
New Fortress Energy, Inc.(a)
670,000	6.500		09/30/26	633,150
Occidental Petroleum Corp.
428,000	6.950		07/01/24	471,643
315,000	2.900		08/15/24	315,988
812,000	3.400		04/15/26	806,314
170,000	6.375		09/01/28	195,712
400,000	3.500		08/15/29	393,473
243,000	8.875		07/15/30	319,849
370,000	6.625		09/01/30	445,850
328,000	6.125		01/01/31	383,760
134,000	7.500		05/01/31	169,742
180,000	7.875		09/15/31	235,279
518,000	6.450		09/15/36	646,887
600,000	3.883	(c)	10/10/36	330,909
Range Resources Corp.
220,000	4.875		05/15/25	225,225
154,000	9.250		02/01/26	165,550
342,000	8.250	(a)	01/15/29	376,627

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
SM Energy Co.
$300,000	10.000	%(a)	01/15/25	$ 328,500
100,000	6.750		09/15/26	100,500
100,000	6.625		01/15/27	101,000
Southwestern Energy Co.
370,000	7.750		10/01/27	396,825
Sunoco LP/Sunoco Finance Corp.
290,000	6.000		04/15/27	299,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
264,000	5.875		04/15/26	273,405
154,000	5.375		02/01/27	157,561
200,000	6.500		07/15/27	212,500
270,000	5.500		03/01/30	293,963
500,000	4.000	(a)	01/15/32	516,250
Transocean, Inc.(a)
591,000	11.500		01/30/27	558,495
USA Compression Partners LP/USA Compression Finance Corp.
434,000	6.875		04/01/26	442,680
Venture Global Calcasieu Pass LLC(a)
794,000	3.875		08/15/29	797,474
Weatherford International Ltd.
79,000	11.000	(a)	12/01/24	81,469
900,000	6.500	(a)	09/15/28	924,750
Western Midstream Operating LP
413,000	4.650		07/01/26	443,975
592,000	5.300		02/01/30	637,880

				27,187,691

Financial Company – 4.5%
Ally Financial, Inc.
216,000	5.750		11/20/25	244,977
Coinbase Global, Inc.(a)
450,000	3.625		10/01/31	416,812
HUB International Ltd.(a)
426,000	7.000		05/01/26	437,715
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
320,000	6.750		02/01/24	321,680
470,000	6.375		12/15/25	477,175
697,000	5.250		05/15/27	712,683

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
LD Holdings Group LLC(a)
$460,000	6.125%		04/01/28	$ 422,912
Midcap Financial Issuer Trust(a)
300,000	6.500		05/01/28	306,938
Nationstar Mortgage Holdings, Inc.
280,000	6.000	(a)	01/15/27	290,500
670,000	5.500	(a)	08/15/28	670,671
Navient Corp.
132,000	7.250		09/25/23	142,144
126,000	5.875		10/25/24	132,249
279,000	6.750		06/25/25	300,640
264,000	6.750		06/15/26	285,960
Navient Corp., MTN
128,000	6.125		03/25/24	134,618
317,000	5.625		08/01/33	296,263
NFP Corp.(a)
580,000	6.875		08/15/28	577,100
OneMain Finance Corp.
76,000	5.625		03/15/23	79,278
340,000	6.125		03/15/24	360,400
148,000	6.875		03/15/25	163,170
612,000	7.125		03/15/26	689,265
340,000	6.625		01/15/28	376,550
355,000	5.375		11/15/29	374,081
Rocket Mortgage LLC(a)
412,000	5.250		01/15/28	440,816
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(a)
520,000	3.875		03/01/31	515,902
United Wholesale Mortgage LLC(a)
550,000	5.500		04/15/29	525,938

				9,696,437

Food and Beverage – 0.8%
Aramark Services, Inc.(a)
680,000	5.000		02/01/28	686,800
Performance Food Group, Inc.
300,000	5.500	(a)	10/15/27	310,500
450,000	4.250	(a)	08/01/29	434,813

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
US Foods, Inc.(a)
$200,000	4.750%		02/15/29	$ 203,000

				1,635,113

Hardware – 1.3%
Avaya, Inc.(a)
480,000	6.125		09/15/28	498,000
CommScope Technologies LLC(a)
422,000	6.000		06/15/25	409,660
CommScope, Inc.
216,000	6.000	(a)	03/01/26	221,246
434,000	8.250	(a)	03/01/27	425,862
600,000	4.750	(a)	09/01/29	585,000
NCR Corp.
329,000	6.125	(a)	09/01/29	350,385
370,000	5.250	(a)	10/01/30	377,400

				2,867,553

Healthcare – 4.5%
Catalent Pharma Solutions, Inc.(a)
596,000	3.125		02/15/29	567,690
Charles River Laboratories International, Inc.(a)
250,000	4.250		05/01/28	254,375
CHS/Community Health Systems, Inc.
567,000	8.000	(a)	03/15/26	593,224
285,000	5.625	(a)	03/15/27	294,262
90,000	8.000	(a)	12/15/27	96,750
472,000	6.875	(a)	04/01/28	448,400
530,000	6.875	(a)	04/15/29	523,375
350,000	6.125	(a)	04/01/30	335,563
300,000	4.750	(a)	02/15/31	297,000
DaVita, Inc.
450,000	4.625	(a)	06/01/30	446,062
580,000	3.750	(a)	02/15/31	543,025
Encompass Health Corp.
388,000	4.750		02/01/30	391,395
IQVIA, Inc.(a)
600,000	5.000		05/15/27	620,250
Legacy LifePoint Health LLC(a)
269,000	4.375		02/15/27	265,638

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Select Medical Corp.(a)
$292,000	6.250%		08/15/26	$ 307,330
Service Corp. International
125,000	4.625		12/15/27	130,625
500,000	3.375		08/15/30	483,125
Tenet Healthcare Corp.
102,000	4.625		07/15/24	103,084
332,000	4.625	(a)	09/01/24	338,847
637,000	4.875	(a)	01/01/26	651,731
300,000	6.250	(a)	02/01/27	310,500
663,000	5.125	(a)	11/01/27	683,719
650,000	4.625	(a)	06/15/28	663,812
250,000	6.125	(a)	10/01/28	256,250
200,000	4.250	(a)	06/01/29	198,125

				9,804,157

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc.(a)
395,000	7.000		11/15/25	393,832
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(a)
814,000	4.250		10/15/27	797,720

				1,191,552

Metals – 0.6%
Alcoa Nederland Holding BV(a)
200,000	5.500		12/15/27	213,000
Novelis Corp.
497,000	4.750	(a)	01/30/30	504,455
404,000	3.875	(a)	08/15/31	391,880
U.S. Steel Corp.
221,000	6.875		03/01/29	231,774

				1,341,109

Metals and Mining – 0.1%
Cleveland-Cliffs, Inc.(a)
199,000	9.875		10/17/25	224,994

Mining – 0.9%
Freeport-McMoRan, Inc.
222,000	3.875		03/15/23	228,660
237,000	4.550		11/14/24	254,183
330,000	4.375		08/01/28	344,025
830,000	4.625		08/01/30	879,800

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Freeport-McMoRan, Inc. – (continued)
$264,000	5.400%		11/14/34	$ 315,480

				2,022,148

Natural Gas – 1.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
376,000	5.500		05/20/25	402,790
145,000	5.750		05/20/27	158,050
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
350,000	5.625	(a)	05/01/27	350,875
362,000	6.000	(a)	02/01/29	368,335
Ferrellgas LP/Ferrellgas Finance Corp.(a)
359,000	5.375		04/01/26	340,152
Genesis Energy LP/Genesis Energy Finance Corp.
384,000	8.000		01/15/27	383,040
NuStar Logistics LP
314,000	6.375		10/01/30	334,803
PBF Logistics LP/PBF Logistics Finance Corp.
171,000	6.875		05/15/23	161,595
Rockies Express Pipeline LLC(a)
184,000	4.950		07/15/29	191,820
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
333,000	6.000	(a)	03/01/27	340,493
669,000	5.500	(a)	01/15/28	656,456

				3,688,409

Pharmaceuticals – 2.1%
Bausch Health Americas, Inc.
256,000	9.250	(a)	04/01/26	268,554
777,000	8.500	(a)	01/31/27	802,807
Bausch Health Cos., Inc.
447,000	6.125	(a)	04/15/25	454,173
372,000	5.500	(a)	11/01/25	376,706
303,000	9.000	(a)	12/15/25	317,055
351,000	5.750	(a)	08/15/27	359,321
379,000	7.000	(a)	01/15/28	367,078
669,000	6.250	(a)	02/15/29	609,686
273,000	7.250	(a)	05/30/29	257,364
594,000	5.250	(a)	01/30/30	511,582
284,000	5.250	(a)	02/15/31	244,950

				4,569,276

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – 1.7%
Diversified Healthcare Trust
$360,000	4.375%		03/01/31	$ 339,553
HAT Holdings I LLC/HAT Holdings II LLC(a)
544,000	3.375		06/15/26	538,884
Howard Hughes Corp. (The)(a)
476,000	4.375		02/01/31	473,025
iStar, Inc.
354,000	4.750		10/01/24	366,170
Kennedy-Wilson, Inc.
326,000	5.000		03/01/31	331,909
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(a)
570,000	4.875		05/15/29	572,850
Realogy Group LLC/Realogy Co.-Issuer Corp.
340,000	4.875	(a)	06/01/23	350,200
150,000	9.375	(a)	04/01/27	162,187
Service Properties Trust
358,000	4.950		10/01/29	336,180
314,000	4.375		02/15/30	286,785

				3,757,743

Rental Equipment – 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)
601,000	5.375		03/01/29	619,781
H&E Equipment Services, Inc.(a)
580,000	3.875		12/15/28	564,775
United Rentals North America, Inc.
296,000	5.500		05/15/27	307,203
450,000	4.875		01/15/28	471,938
505,000	5.250		01/15/30	545,400
500,000	3.875		02/15/31	502,207

				3,011,304

Software – 1.5%
Clarivate Science Holdings Corp.(a)
410,000	3.875		07/01/28	404,362
Gartner, Inc.
416,000	4.500	(a)	07/01/28	434,200
427,000	3.625	(a)	06/15/29	427,534
MSCI, Inc.
449,000	4.000	(a)	11/15/29	466,960
466,000	3.625	(a)	09/01/30	475,320

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
MSCI, Inc. – (continued)
$299,000	3.875	%(a)	02/15/31	$ 307,970
SS&C Technologies, Inc.(a)
600,000	5.500		09/30/27	623,723

				3,140,069

Technology – 3.1%
Arches Buyer, Inc.
60,000	4.250	(a)	06/01/28	59,250
282,000	6.125	(a)	12/01/28	284,820
CDK Global, Inc.
86,000	4.875		06/01/27	88,602
545,000	5.250	(a)	05/15/29	577,700
Diebold Nixdorf, Inc.(a)
434,000	9.375		07/15/25	463,295
Exela Intermediate LLC/Exela Finance, Inc.(a)
184,000	10.000		07/15/23	150,880
Imola Merger Corp.(a)
792,000	4.750		05/15/29	801,932
Microchip Technology, Inc.
431,000	4.250		09/01/25	445,573
Rackspace Technology Global, Inc.(a)
200,000	5.375		12/01/28	193,500
Seagate HDD Cayman
530,000	4.750		06/01/23	556,500
350,000	3.375	(a)	07/15/31	332,500
252,000	5.750		12/01/34	284,760
Uber Technologies, Inc.
262,000	7.500	(a)	05/15/25	277,392
202,000	8.000	(a)	11/01/26	214,629
600,000	7.500	(a)	09/15/27	654,000
442,000	4.500	(a)	08/15/29	437,028
Verscend Escrow Corp.(a)
257,000	9.750		08/15/26	271,068
Xerox Corp.
164,000	4.375		03/15/23	167,516
Xerox Holdings Corp.(a)
355,000	5.500		08/15/28	359,437

				6,620,382

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 2.3%
American Airlines, Inc.(a)
$700,000	11.750%		07/15/25	$ 850,686
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
1,130,000	5.500	(a)	04/20/26	1,162,422
590,000	5.750	(a)	04/20/29	621,104
Fortress Transportation and Infrastructure Investors LLC(a)
589,000	6.500		10/01/25	602,253
United Airlines, Inc.
376,000	4.375	(a)	04/15/26	378,883
681,000	4.625	(a)	04/15/29	680,669
XPO Logistics, Inc.(a)
688,000	6.250		05/01/25	716,380

				5,012,397

Wireless – 4.5%
Ligado Networks LLC(a)(b) (PIK)
759,938	15.500		11/01/23	645,947
SBA Communications Corp.
496,000	3.875		02/15/27	507,063
350,000	3.125	(a)	02/01/29	333,375
Sprint Capital Corp.
831,000	6.875		11/15/28	1,029,401
480,000	8.750		03/15/32	711,600
Sprint Communications, Inc.
205,000	6.000		11/15/22	213,456
Sprint Corp.
671,000	7.875		09/15/23	740,616
319,000	7.125		06/15/24	357,679
372,000	7.625		02/15/25	426,870
560,000	7.625		03/01/26	663,344
T-Mobile USA, Inc.
115,000	5.375		04/15/27	119,384
765,000	4.750		02/01/28	799,903
650,000	3.375	(a)	04/15/29	657,305
450,000	3.375		04/15/29	453,348
334,000	2.875		02/15/31	324,398
504,000	3.500	(a)	04/15/31	513,284
350,000	3.500		04/15/31	357,299
Viasat, Inc.
200,000	5.625	(a)	04/15/27	204,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Viasat, Inc. – (continued)
$648,000	6.500	%(a)	07/15/28	$ 665,820

				9,724,842

Wirelines – 3.7%
Consolidated Communications, Inc.(a)
400,000	6.500		10/01/28	416,000
Embarq Corp.
560,000	7.995		06/01/36	613,900
Frontier Communications Holdings LLC
270,000	5.875	(a)	10/15/27	278,606
400,000	5.000	(a)	05/01/28	400,000
470,000	6.750	(a)	05/01/29	482,925
Level 3 Financing, Inc.
770,000	4.625	(a)	09/15/27	786,362
790,000	4.250	(a)	07/01/28	776,175
Lumen Technologies, Inc.
1,120,000	5.125	(a)	12/15/26	1,124,200
484,000	4.500	(a)	01/15/29	454,960
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
528,000	7.125	(a)	12/15/24	535,920
192,000	7.875	(a)	02/15/25	200,880
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
250,000	6.500		02/15/29	240,625
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)
774,000	7.750		08/15/28	809,798
Zayo Group Holdings, Inc.
452,000	4.000	(a)	03/01/27	432,790
384,000	6.125	(a)	03/01/28	360,000

				7,913,141

TOTAL CORPORATE OBLIGATIONS (Cost $202,330,195)				$201,066,083

Foreign Corporate Debt – 4.5%
Aerospace & Defense – 0.7%
Bombardier, Inc. (Canada)
$350,000	7.500	%(a)	03/15/25	$ 357,437
522,000	7.125	(a)	06/15/26	538,313
610,000	7.875	(a)	04/15/27	628,300

				1,524,050

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Basic Industry – 0.5%
Methanex Corp. (Canada)
$368,000	5.250%		12/15/29	$ 387,336
NOVA Chemicals Corp. (Canada)
221,000	5.000	(a)	05/01/25	231,881
452,000	5.250	(a)	06/01/27	474,600

				1,093,817

Capital Goods – 0.3%
ARD Finance SA(a)(b) (Luxembourg) (PIK 7.250%, Cash 6.500%)
200,000	6.500		06/30/27	205,411
GFL Environmental, Inc.(a) (Canada)
515,000	3.500		09/01/28	502,125

				707,536

Communications – 0.3%
Videotron Ltd.(a) (Canada)
534,000	5.125		04/15/27	550,020

Consumer Cyclical – 1.5%
1011778 BC ULC/New Red Finance, Inc. (Canada)
379,000	3.875	(a)	01/15/28	375,210
477,000	4.375	(a)	01/15/28	477,000
450,000	3.500	(a)	02/15/29	433,125
720,000	4.000	(a)	10/15/30	691,200
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(a) (Canada)
383,000	6.250		09/15/27	398,809
Garda World Security Corp. (Canada)
94,000	4.625	(a)	02/15/27	92,355
305,000	9.500	(a)	11/01/27	322,868
Mattamy Group Corp. (Canada)
480,000	5.250	(a)	12/15/27	499,576
60,000	4.625	(a)	03/01/30	59,850

				3,349,993

Energy – 0.1%
MEG Energy Corp.(a) (Canada)
250,000	7.125		02/01/27	257,500

Food – 0.1%
NBM US Holdings, Inc.(a) (Brazil)
200,000	7.000		05/14/26	210,250

Mining – 0.6%
First Quantum Minerals Ltd. (Zambia)
200,000	7.250	(a)	04/01/23	202,517

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Mining – (continued)
First Quantum Minerals Ltd. (Zambia) – (continued)
$361,000	6.500	%(a)	03/01/24	$ 365,127
414,000	7.500	(a)	04/01/25	425,420
250,000	6.875	(a)	03/01/26	258,884

				1,251,948

Software – 0.4%
Open Text Corp.(a) (Canada)
253,000	5.875		06/01/26	260,485
Open Text Holdings, Inc.(a) (Canada)
545,000	4.125		02/15/30	547,044

				807,529

TOTAL FOREIGN CORPORATE DEBT (Cost $9,720,855)				$ 9,752,643

Shares	Dividend Rate	Value

Investment Company – 0.9%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,858,325	0.026%	$ 1,858,325
(Cost $1,858,325)

TOTAL INVESTMENTS – 98.5% (Cost $213,909,375)		$212,677,051

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		3,260,963

NET ASSETS – 100.0%		$215,938,014

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Pay-in-kind securities.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.8%
U.S. Treasury Inflation Indexed Bonds
$2,960,629	0.125%	07/15/22	$ 3,058,432
5,011,540	0.625	04/15/23	5,280,078
9,495,768	0.375	07/15/23	10,064,203
11,594,063	0.625	01/15/24	12,415,551
1,283,403	0.500	04/15/24	1,375,576
12,148,865	0.125	10/15/24	13,025,842
10,387,358	0.250	01/15/25	11,179,664
8,016,139	0.375	07/15/25	8,743,278
12,365,951	0.125	10/15/25	13,373,969
8,832,697	0.625	01/15/26	9,736,913
13,107,811	0.375	07/15/27	14,590,633
13,871,961	0.500	01/15/28	15,613,085
7,116,314	0.750	07/15/28	8,208,910
1,062,911	3.875	04/15/29	1,491,481
4,183,393	0.250	07/15/29	4,705,081
10,949,669	0.125	01/15/30	12,199,215
5,841,599	0.125	07/15/30	6,546,830
8,566,628	2.125	02/15/40	13,282,146
5,659,528	0.750	02/15/42	7,246,633
6,072,761	0.875	02/15/47	8,317,504
4,012,355	1.000	02/15/48	5,699,120
401,160	1.000	02/15/49	577,683
2,925,604	0.250	02/15/50	3,588,648

TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $186,410,516)			$190,320,475

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
71,711	0.026%	$ 71,711
(Cost $71,711)

TOTAL INVESTMENTS – 99.8% (Cost $186,482,227)		$190,392,186

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		315,544

NET ASSETS – 100.0%		$190,707,730

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 79.5%
Aerospace & Defense - 1.4%
Boeing Co. (The)
$110,000	2.750%		02/01/26	$ 112,910
83,000	2.196		02/04/26	82,848
L3Harris Technologies, Inc.
55,000	3.850		06/15/23	57,309
Lockheed Martin Corp.
50,000	3.550		01/15/26	54,214
Northrop Grumman Corp.
65,000	2.930		01/15/25	67,855

				375,136

Banks – 22.7%
American Express Co.
150,000	3.400		02/27/23	154,900
55,000	3.700		08/03/23	57,491
Bank of America Corp.
(3M USD LIBOR + 0.780%)
158,000	3.550	(a)	03/05/24	163,037
(SOFR + 0.960%)
100,000	1.734	(a)	07/22/27	98,995
Bank of America Corp., Series L
152,000	3.950		04/21/25	162,798
Bank of America Corp., MTN
100,000	4.200		08/26/24	107,229
75,000	4.000		01/22/25	80,237
(SOFR + 1.150%)
128,000	1.319	(a)	06/19/26	127,176
(SOFR + 1.010%)
238,000	1.197	(a)	10/24/26	233,468
(3M USD LIBOR + 1.060%)
125,000	3.559	(a)	04/23/27	133,381
Capital One Financial Corp.
50,000	3.300		10/30/24	52,735
75,000	3.200		02/05/25	78,949
100,000	4.200		10/29/25	108,779
Charles Schwab Corp. (The)
50,000	3.850		05/21/25	54,116
Citigroup, Inc.
(SOFR + 1.667%)
300,000	1.678	(a)	05/15/24	302,755
50,000	4.400		06/10/25	54,257

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
(SOFR + 2.842%)
$113,000	3.106	%(a)	04/08/26	$ 118,737
(SOFR + 0.765%)
60,000	1.122	(a)	01/28/27	58,277
(SOFR + 0.770%)
65,000	1.462	(a)	06/09/27	63,853
Citizens Financial Group, Inc.
100,000	4.300		12/03/25	109,131
Fifth Third Bancorp
50,000	3.650		01/25/24	52,655
Huntington Bancshares, Inc.
128,000	4.000		05/15/25	138,284
JPMorgan Chase & Co.
(SOFR + 1.455%)
413,000	1.514	(a)	06/01/24	416,900
50,000	3.875		09/10/24	53,399
(SOFR + 1.585%)
113,000	2.005	(a)	03/13/26	114,614
(SOFR + 1.850%)
75,000	2.083	(a)	04/22/26	76,582
100,000	3.200		06/15/26	106,152
125,000	2.950		10/01/26	131,589
(SOFR + 0.800%)
50,000	1.045	(a)	11/19/26	48,813
(SOFR + 0.885%)
80,000	1.578	(a)	04/22/27	79,305
Morgan Stanley
(3M USD LIBOR + 0.847%)
255,000	3.737	(a)	04/24/24	264,862
(SOFR + 1.990%)
150,000	2.188	(a)	04/28/26	152,967
(SOFR + 0.879%)
80,000	1.593	(a)	05/04/27	79,006
Morgan Stanley, GMTN
70,000	3.125		01/23/23	71,932
80,000	3.875		01/27/26	86,716
(SOFR + 0.858%)
40,000	1.512	(a)	07/20/27	39,253

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, MTN
(SOFR + 1.152%)
$188,000	2.720	%(a)	07/22/25	$ 194,001
100,000	3.125		07/27/26	106,037
PNC Financial Services Group, Inc. (The)
75,000	3.900		04/29/24	79,911
70,000	2.200		11/01/24	72,156
Santander Holdings USA, Inc.
158,000	3.400		01/18/23	162,110
State Street Corp.
(SOFR + 2.690%)
80,000	2.825	(a)	03/30/23	80,545
(SOFR + 2.600%)
80,000	2.901	(a)	03/30/26	84,280
Synchrony Financial
125,000	4.250		08/15/24	133,206
Truist Bank(a)
(3M USD LIBOR + 0.735%)
120,000	3.689		08/02/24	125,792
Truist Financial Corp., MTN
125,000	2.850		10/26/24	130,546
US Bank NA
250,000	1.950		01/09/23	253,737
Wells Fargo & Co.
188,000	3.000		04/22/26	197,024
(SOFR + 2.000%)
188,000	2.188	(a)	04/30/26	191,895
Wells Fargo & Co., MTN
(3M USD LIBOR + 0.750%)
75,000	2.164	(a)	02/11/26	76,569
(3M USD LIBOR + 1.170%)
65,000	3.196	(a)	06/17/27	68,744

				6,189,883

Basic Industry – 0.9%
Celanese US Holdings LLC
45,000	4.625		11/15/22	46,599
Linde, Inc.
100,000	3.200		01/30/26	107,191

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
LYB International Finance BV
$84,000	4.000%	07/15/23	$ 88,142

			241,932

Broadcasting – 0.6%
Fox Corp.
147,000	4.030	01/25/24	155,723

Brokerage – 0.1%
Jefferies Financial Group, Inc.
30,000	5.500	10/18/23	31,519

Building Materials – 0.3%
Fortune Brands Home & Security, Inc.
80,000	4.000	09/21/23	84,164

Capital Goods – 3.4%
Carrier Global Corp.
35,000	2.242	02/15/25	35,739
Caterpillar Financial Services Corp.
50,000	0.900	03/02/26	48,974
Caterpillar Financial Services Corp., MTN
95,000	2.150	11/08/24	97,784
Deere & Co.
50,000	2.750	04/15/25	52,410
John Deere Capital Corp., MTN
83,000	2.800	03/06/23	85,344
Johnson Controls International PLC
100,000	3.900	02/14/26	108,839
Parker-Hannifin Corp.
180,000	2.700	06/14/24	186,657
Republic Services, Inc.
40,000	2.500	08/15/24	41,280
140,000	2.900	07/01/26	146,924
Waste Management, Inc.
100,000	0.750	11/15/25	97,455
Westinghouse Air Brake Technologies Corp.
40,000	4.375	08/15/23	41,818

			943,224

Communications – 2.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
50,000	4.908	07/23/25	55,178
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
75,000	4.500	02/01/24	79,841

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp.
$98,000	3.700%	04/15/24	$ 103,873
90,000	3.150	03/01/26	95,873
Time Warner Entertainment Co. LP
40,000	8.375	03/15/23	43,813
TWDC Enterprises 18 Corp., GMTN
20,000	3.150	09/17/25	21,251
ViacomCBS, Inc.
75,000	4.750	05/15/25	82,597
Walt Disney Co. (The)
85,000	1.750	08/30/24	86,233
75,000	3.350	03/24/25	79,691

			648,350

Consumer Cyclical – 8.1%
Amazon.com, Inc.
140,000	1.000	05/12/26	138,308
American Honda Finance Corp., MTN
50,000	1.200	07/08/25	49,716
40,000	1.300	09/09/26	39,441
AutoNation, Inc.
75,000	3.500	11/15/24	79,167
Dollar Tree, Inc.
147,000	3.700	05/15/23	153,256
DR Horton, Inc.
55,000	4.750	02/15/23	57,059
eBay, Inc.
40,000	3.450	08/01/24	42,117
General Motors Co.
50,000	6.125	10/01/25	57,821
General Motors Financial Co., Inc.
50,000	5.100	01/17/24	53,811
150,000	1.250	01/08/26	146,523
100,000	5.250	03/01/26	112,498
Global Payments, Inc.
50,000	4.000	06/01/23	52,137
100,000	1.200	03/01/26	96,837
Hyatt Hotels Corp.
50,000	3.375	07/15/23	51,435
60,000	5.375	04/23/25	66,602
Las Vegas Sands Corp.
40,000	3.500	08/18/26	40,759

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Lennar Corp.
$75,000	4.750%	05/30/25	$ 82,406
Marriott International, Inc., Series EE
25,000	5.750	05/01/25	28,197
NIKE, Inc.
110,000	2.400	03/27/25	114,053
O’Reilly Automotive, Inc.
100,000	3.550	03/15/26	108,023
PACCAR Financial Corp., MTN
70,000	1.900	02/07/23	71,080
Ross Stores, Inc.
40,000	4.600	04/15/25	43,976
Target Corp.
85,000	3.500	07/01/24	90,353
Toyota Motor Credit Corp., MTN
125,000	1.800	02/13/25	127,271
50,000	0.800	01/09/26	48,679
VF Corp.
143,000	2.400	04/23/25	147,406
Visa, Inc.
100,000	3.150	12/14/25	106,988

			2,205,919

Consumer Noncyclical – 5.9%
AbbVie, Inc.
128,000	2.300	11/21/22	129,993
75,000	2.600	11/21/24	77,680
125,000	3.600	05/14/25	133,228
Altria Group, Inc.
70,000	4.000	01/31/24	74,205
75,000	3.800	02/14/24	79,075
Amgen, Inc.
158,000	1.900	02/21/25	160,326
Becton Dickinson and Co.
46,000	3.363	06/06/24	48,233
75,000	3.734	12/15/24	80,077
Equifax, Inc.
60,000	2.600	12/01/24	62,225
Gilead Sciences, Inc.
80,000	3.700	04/01/24	84,223
50,000	3.650	03/01/26	53,897

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson
$100,000	0.550%	09/01/25	$ 97,663
50,000	2.450	03/01/26	51,938
Laboratory Corp of America Holdings
100,000	3.600	02/01/25	106,112
Philip Morris International, Inc.
90,000	2.875	05/01/24	93,761
Thermo Fisher Scientific, Inc.
60,000	4.133	03/25/25	65,179
Walgreens Boots Alliance, Inc.
158,000	3.800	11/18/24	167,812
Zimmer Biomet Holdings, Inc.
50,000	3.550	04/01/25	53,158

			1,618,785

Electric – 3.8%
DTE Energy Co., Series F
100,000	1.050	06/01/25	98,754
Duke Energy Carolinas LLC
83,000	2.500	03/15/23	84,629
Exelon Corp.
170,000	3.400	04/15/26	181,335
Georgia Power Co., Series A
40,000	2.100	07/30/23	40,622
ITC Holdings Corp.
60,000	2.700	11/15/22	61,019
National Rural Utilities Cooperative Finance Corp.
65,000	2.700	02/15/23	66,358
NextEra Energy Capital Holdings, Inc.
75,000	2.750	05/01/25	78,511
Pacific Gas and Electric Co.
40,000	3.450	07/01/25	41,539
Public Service Co. of Colorado
65,000	2.250	09/15/22	65,338
Puget Energy, Inc.
60,000	3.650	05/15/25	63,746
Sempra Energy
80,000	2.900	02/01/23	81,850
Southern Co. (The)
126,000	2.950	07/01/23	129,525
Southwestern Electric Power Co., Series N
40,000	1.650	03/15/26	39,816

			1,033,042

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – 7.9%
BP Capital Markets America, Inc.
$90,000	2.750%	05/10/23	$ 92,452
75,000	3.790	02/06/24	79,401
Chevron Corp.
100,000	3.326	11/17/25	107,320
ConocoPhillips Co.
50,000	4.950	03/15/26	56,527
Energy Transfer LP
100,000	7.600	02/01/24	111,000
95,000	4.750	01/15/26	103,798
Enterprise Products Operating LLC
50,000	3.750	02/15/25	53,188
EOG Resources, Inc.
100,000	2.625	03/15/23	101,837
Exxon Mobil Corp.
100,000	3.043	03/01/26	105,884
Halliburton Co.
100,000	3.500	08/01/23	103,447
Kinder Morgan Energy Partners LP
75,000	4.150	02/01/24	79,289
Kinder Morgan, Inc.
50,000	4.300	06/01/25	54,153
Magellan Midstream Partners LP
100,000	5.000	03/01/26	112,183
Marathon Petroleum Corp.
35,000	4.700	05/01/25	38,325
MPLX LP
75,000	4.875	12/01/24	81,668
76,000	1.750	03/01/26	75,430
Phillips 66
40,000	0.900	02/15/24	39,542
Pioneer Natural Resources Co.
100,000	0.550	05/15/23	99,560
Plains All American Pipeline LP / PAA Finance Corp.
50,000	4.650	10/15/25	54,536
Sabine Pass Liquefaction LLC
140,000	5.625	04/15/23	147,087
50,000	5.625	03/01/25	55,594
Spectra Energy Partners LP
180,000	4.750	03/15/24	192,006
Transcontinental Gas Pipe Line Co. LLC
100,000	7.850	02/01/26	122,937

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Valero Energy Corp.
$50,000	2.850%	04/15/25	$ 51,400
Williams Cos., Inc. (The)
50,000	4.000	09/15/25	54,027

			2,172,591

Financial Company – 1.6%
Ally Financial, Inc.
173,000	3.050	06/05/23	177,890
Ares Capital Corp.
75,000	4.200	06/10/24	79,217
60,000	3.250	07/15/25	62,054
BGC Partners, Inc.
65,000	5.375	07/24/23	68,795
60,000	3.750	10/01/24	63,048

			451,004

Food and Beverage – 1.3%
Constellation Brands, Inc.
55,000	4.250	05/01/23	57,523
General Mills, Inc.
75,000	4.000	04/17/25	80,935
PepsiCo, Inc.
65,000	2.850	02/24/26	68,735
Sysco Corp.
75,000	5.650	04/01/25	84,521
Tyson Foods, Inc.
50,000	3.950	08/15/24	53,306

			345,020

Healthcare – 2.7%
Cigna Corp.
75,000	4.125	11/15/25	81,959
CVS Health Corp.
16,000	3.700	03/09/23	16,544
75,000	2.625	08/15/24	77,643
50,000	3.875	07/20/25	53,970
100,000	3.000	08/15/26	105,590
Dignity Health
20,000	3.812	11/01/24	21,453
Evernorth Health, Inc.
100,000	4.500	02/25/26	110,746
HCA, Inc.
100,000	5.000	03/15/24	107,938

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$60,000	5.375%	02/01/25	$ 65,625
Quest Diagnostics, Inc.
100,000	3.450	06/01/26	107,547

			749,015

Insurance – 1.8%
CNA Financial Corp.
40,000	3.950	05/15/24	42,518
Marsh & McLennan Cos., Inc.
190,000	4.050	10/15/23	200,372
MetLife, Inc., Series D
120,000	4.368	09/15/23	127,954
Prudential Financial, Inc.(a)
(3M USD LIBOR + 3.920%)
30,000	5.625	06/15/43	31,211
Voya Financial, Inc.(a)
(3M USD LIBOR + 3.580%)
80,000	5.650	05/15/53	82,629

			484,684

Metals – 0.1%
Nucor Corp.
20,000	4.000	08/01/23	20,916

REITs and Real Estate – 2.2%
AvalonBay Communities, Inc., GMTN
100,000	2.850	03/15/23	102,629
Corporate Office Properties LP
100,000	2.250	03/15/26	101,097
ERP Operating LP
60,000	3.000	04/15/23	61,551
GLP Capital LP / GLP Financing II, Inc.
20,000	5.250	06/01/25	22,052
80,000	5.375	04/15/26	89,285
Kimco Realty Corp.
100,000	3.250	08/15/26	105,970
WP Carey, Inc.
100,000	4.600	04/01/24	106,858

			589,442

Software – 0.9%
Oracle Corp.
50,000	2.500	04/01/25	51,538

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$188,000	1.650%	03/25/26	$ 186,940

			238,478

Technology – 7.0%
Alphabet, Inc.
50,000	1.998	08/15/26	51,519
Apple, Inc.
250,000	1.125	05/11/25	249,407
150,000	0.700	02/08/26	146,383
50,000	2.050	09/11/26	51,354
Arrow Electronics, Inc.
100,000	4.500	03/01/23	103,792
Broadcom Corp. / Broadcom Cayman Finance Ltd.
100,000	2.650	01/15/23	102,036
Broadcom, Inc.
75,000	3.625	10/15/24	79,612
50,000	4.700	04/15/25	54,775
Dell International LLC / EMC Corp.
42,000	5.450	06/15/23	44,642
75,000	4.000	07/15/24	79,783
50,000	4.900	10/01/26	56,547
Fiserv, Inc.
75,000	3.850	06/01/25	80,320
100,000	3.200	07/01/26	105,514
Hewlett Packard Enterprise Co.
75,000	4.900	10/15/25	83,377
HP, Inc.
60,000	2.200	06/17/25	61,490
Intel Corp.
75,000	3.400	03/25/25	79,807
International Business Machines Corp.
120,000	3.375	08/01/23	125,283
Leidos, Inc.
40,000	3.625	05/15/25	42,750
Microsoft Corp.
90,000	2.125	11/15/22	91,532
QUALCOMM, Inc.
80,000	2.900	05/20/24	83,400
80,000	3.450	05/20/25	85,415
SYNNEX Corp.(b)
40,000	1.750	08/09/26	39,136

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
VMware, Inc.
$20,000	1.400%	08/15/26	$ 19,539

			1,917,413

Transportation – 1.2%
Ryder System, Inc., MTN
65,000	3.400	03/01/23	67,013
Southwest Airlines Co.
50,000	5.250	05/04/25	55,782
Union Pacific Corp.
140,000	3.250	08/15/25	149,364
United Airlines Pass Through Trust, Class A, Series 20-1
45,165	5.875	10/15/27	49,992

			322,151

Wireless – 3.2%
American Tower Corp.
165,000	5.000	02/15/24	178,511
AT&T, Inc.
50,000	3.400	05/15/25	53,152
173,000	1.700	03/25/26	172,702
Crown Castle International Corp.
153,000	3.200	09/01/24	160,330
T-Mobile USA, Inc.
75,000	1.500	02/15/26	74,100
Verizon Communications, Inc.
200,000	0.850	11/20/25	193,959
50,000	1.450	03/20/26	49,625

			882,379

TOTAL CORPORATE OBLIGATIONS (Cost $21,926,612)			$21,700,770

Foreign Corporate Debt – 19.3%
Banks – 14.2%
Banco Santander SA (Spain)
$200,000	2.746%	05/28/25	$ 207,807
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.280%)
35,000	4.338	10/05/28	37,056
Bank of Montreal, Series E (Canada)
60,000	3.300	02/05/24	62,859
Bank of Nova Scotia (The) (Canada)
158,000	2.000	11/15/22	160,288
50,000	1.050	03/02/26	49,054

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Barclays PLC(a) (United Kingdom)
(3M USD LIBOR + 1.356%)
$240,000	4.338%	05/16/24	$ 251,338
Canadian Imperial Bank of Commerce(a) (Canada)
(3M USD LIBOR + 0.785%)
156,000	2.606	07/22/23	157,817
Cooperatieve Rabobank UA, MTN (Netherlands)
250,000	3.375	05/21/25	267,749
Deutsche Bank AG(a) (Germany)
(SOFR + 2.581%)
150,000	3.961	11/26/25	159,259
HSBC Holdings PLC (United Kingdom)
225,000	4.300	03/08/26	246,685
Lloyds Banking Group PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.000%)
200,000	2.438	02/05/26	205,008
Mitsubishi UFJ Financial Group, Inc. (Japan)
250,000	2.801	07/18/24	260,442
Mizuho Financial Group, Inc.(a) (Japan)
(3M USD LIBOR + 0.830%)
200,000	2.226	05/25/26	203,885
NatWest Group PLC (United Kingdom)
81,000	6.125	12/15/22	85,345
210,000	6.000	12/19/23	229,468
Royal Bank of Canada, GMTN (Canada)
90,000	1.950	01/17/23	91,319
Royal Bank of Canada, MTN (Canada)
175,000	1.150	06/10/25	173,493
Santander UK Group Holdings PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.250%)
250,000	1.532	08/21/26	247,170
Sumitomo Mitsui Financial Group, Inc. (Japan)
250,000	1.474	07/08/25	249,585
100,000	2.632	07/14/26	103,729
Toronto-Dominion Bank (The), MTN (Canada)
83,000	1.900	12/01/22	84,207
100,000	1.250	09/10/26	98,346
Toronto-Dominion Bank (The), GMTN (Canada)
90,000	3.250	03/11/24	94,477

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp. (Australia)
$150,000	1.150%	06/03/26	$ 148,360

			3,874,746

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
25,000	4.000	04/01/24	26,487

Consumer Cyclical – 0.7%
Toyota Motor Corp. (Japan)
96,000	3.419	07/20/23	100,219
100,000	1.339	03/25/26	99,188

			199,407

Consumer Noncyclical – 0.6%
AstraZeneca PLC (United Kingdom)
75,000	0.700	04/08/26	72,338
Bayer US Finance II LLC(b) (Germany)
75,000	3.375	07/15/24	78,402

			150,740

Energy – 1.6%
BP Capital Markets PLC (United Kingdom)
75,000	2.750	05/10/23	77,043
75,000	3.814	02/10/24	79,276
Shell International Finance BV (Netherlands)
100,000	2.375	04/06/25	103,595
50,000	3.250	05/11/25	53,154
Suncor Energy, Inc. (Canada)
120,000	3.100	05/15/25	125,996

			439,064

Financial Company – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
150,000	1.750	01/30/26	146,798

Food and Beverage – 0.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
168,000	3.650	02/01/26	181,106
Diageo Investment Corp. (United Kingdom)
60,000	8.000	09/15/22	63,417

			244,523

Metals – 0.1%
ArcelorMittal SA (Luxembourg)
25,000	3.600	07/16/24	26,219

Technology – 0.1%
NXP BV / NXP Funding LLC(b) (China)
30,000	4.875	03/01/24	32,297

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Transportation – 0.3%
Canadian Pacific Railway Co. (Canada)
$75,000	2.900%	02/01/25	$ 78,305

Wireless – 0.2%
Vodafone Group PLC (United Kingdom)
60,000	4.125	05/30/25	65,149

TOTAL FOREIGN CORPORATE DEBT (Cost $5,335,432)			$ 5,283,735

Shares	Dividend Rate		Value

Investment Company – 0.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
89,241	0.026%		$ 89,241
(Cost $89,241)

TOTAL INVESTMENTS – 99.1% (Cost $27,351,285)			$27,073,746

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			239,900

NET ASSETS – 100.0%			$27,313,646

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 80.0%
Aerospace & Defense – 2.6%
Boeing Co. (The)
$600,000	1.167%	02/04/23	$ 599,169
800,000	4.508	05/01/23	836,108
1,000,000	1.433	02/04/24	998,499
1,000,000	4.875	05/01/25	1,095,868
1,000,000	2.196	02/04/26	998,172
100,000	3.200	03/01/29	103,493
1,000,000	5.150	05/01/30	1,161,525
500,000	3.625	02/01/31	529,582
150,000	3.600	05/01/34	156,454
1,000,000	5.805	05/01/50	1,352,788
474,000	3.950	08/01/59	496,493
1,000,000	5.930	05/01/60	1,392,771
General Dynamics Corp.
219,000	2.250	11/15/22	221,749
400,000	3.375	05/15/23	415,006
300,000	3.500	04/01/27	327,392
350,000	3.750	05/15/28	389,782
84,000	4.250	04/01/50	109,321
Lockheed Martin Corp.
450,000	2.900	03/01/25	473,162
310,000	4.070	12/15/42	370,604
84,000	3.800	03/01/45	98,702
304,000	4.700	05/15/46	404,207
407,000	4.090	09/15/52	509,314
Northrop Grumman Corp.
700,000	2.930	01/15/25	730,748
290,000	3.200	02/01/27	309,309
810,000	3.250	01/15/28	865,128
300,000	4.400	05/01/30	348,406
406,000	4.030	10/15/47	487,100
267,000	5.250	05/01/50	379,131
Raytheon Technologies Corp.
1,100,000	3.950	08/16/25	1,191,657
100,000	3.125	05/04/27	106,791
300,000	4.125	11/16/28	337,364
620,000	6.125	07/15/38	886,263

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Raytheon Technologies Corp. – (continued)
$243,000	4.450%		11/16/38	$ 295,144
500,000	4.500		06/01/42	617,131
100,000	4.150		05/15/45	119,396
296,000	3.750		11/01/46	337,089
304,000	4.350		04/15/47	374,934
292,000	4.625		11/16/48	379,127
592,000	3.125		07/01/50	615,185
260,000	2.820		09/01/51	255,510

				21,675,574

Agriculture – 0.0%
Archer-Daniels-Midland Co.
92,000	3.250		03/27/30	100,403

Banks – 19.6%
American Express Co.
240,000	3.400		02/22/24	252,017
1,200,000	3.000		10/30/24	1,259,784
857,000	4.200		11/06/25	947,507
320,000	3.125		05/20/26	339,887
305,000	4.050		12/03/42	368,788
American Express Credit Corp., MTN
790,000	3.300		05/03/27	853,247
Bank of America Corp.
100,000	4.100		07/24/23	105,784
(3M USD LIBOR + 0.790%)
972,000	3.004	(a)	12/20/23	993,826
(3M USD LIBOR + 0.780%)
693,000	3.550	(a)	03/05/24	715,091
(3M USD LIBOR + 0.810%)
824,000	3.366	(a)	01/23/26	873,183
(SOFR + 0.960%)
1,000,000	1.734	(a)	07/22/27	989,952
(3M USD LIBOR + 1.512%)
604,000	3.705	(a)	04/24/28	652,630
(3M USD LIBOR + 1.040%)
1,398,000	3.419	(a)	12/20/28	1,492,021
(SOFR + 2.150%)

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
$1,000,000	2.592	%(a)	04/29/31	$ 1,012,476
(SOFR + 1.320%)
1,300,000	2.687	(a)	04/22/32	1,320,511
(SOFR + 1.220%)
290,000	2.299	(a)	07/21/32	284,889
(US 5 Year CMT T-Note + 1.200%)
784,000	2.482	(a)	09/21/36	760,141
460,000	6.110		01/29/37	621,281
(3M USD LIBOR + 1.814%)
990,000	4.244	(a)	04/24/38	1,166,938
370,000	7.750		05/14/38	582,235
(SOFR + 1.580%)
700,000	3.311	(a)	04/22/42	745,102
(SOFR + 1.560%)
900,000	2.972	(a)	07/21/52	921,835
Bank of America Corp., GMTN
991,000	3.300		01/11/23	1,020,782
550,000	3.500		04/19/26	592,702
(3M USD LIBOR + 1.370%)
540,000	3.593	(a)	07/21/28	579,844
Bank of America Corp., Series L
275,000	3.950		04/21/25	294,537
408,000	4.183		11/25/27	446,019
Bank of America Corp., MTN
740,000	4.000		04/01/24	787,916
(SOFR + 1.460%)
119,000	1.486	(a)	05/19/24	120,015
(3M USD LIBOR + 0.940%)
200,000	3.864	(a)	07/23/24	209,108
1,296,000	4.200		08/26/24	1,389,682
(SOFR + 0.740%)
710,000	0.810	(a)	10/24/24	705,492
720,000	4.000		01/22/25	770,271
530,000	3.875		08/01/25	575,059
(3M USD LIBOR + 1.090%)
850,000	3.093	(a)	10/01/25	887,410

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M USD LIBOR + 0.870%)
$800,000	2.456	%(a)	10/22/25	$ 824,818
(3M USD LIBOR + 0.640%)
70,000	2.015	(a)	02/13/26	70,945
200,000	4.450		03/03/26	220,267
(SOFR + 1.150%)
70,000	1.319	(a)	06/19/26	69,550
558,000	4.250		10/22/26	615,465
(3M USD LIBOR + 1.060%)
570,000	3.559	(a)	04/23/27	608,219
780,000	3.248		10/21/27	826,720
(3M USD LIBOR + 1.575%)
482,000	3.824	(a)	01/20/28	522,991
(3M USD LIBOR + 1.070%)
150,000	3.970	(a)	03/05/29	164,739
(3M USD LIBOR + 1.310%)
1,030,000	4.271	(a)	07/23/29	1,154,659
(3M USD LIBOR + 1.210%)
570,000	3.974	(a)	02/07/30	630,169
(3M USD LIBOR + 1.180%)
300,000	3.194	(a)	07/23/30	316,963
(3M USD LIBOR + 1.190%)
317,000	2.884	(a)	10/22/30	328,406
(3M USD LIBOR + 0.990%)
425,000	2.496	(a)	02/13/31	427,400
(SOFR + 1.530%)
750,000	1.898	(a)	07/23/31	718,602
(SOFR + 1.370%)
500,000	1.922	(a)	10/24/31	477,824
(3M USD LIBOR + 1.320%)
360,000	4.078	(a)	04/23/40	417,008
(SOFR + 1.930%)
900,000	2.676	(a)	06/19/41	881,400
248,000	5.875		02/07/42	356,650
364,000	5.000		01/21/44	478,269

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M USD LIBOR + 1.990%)
$470,000	4.443	%(a)	01/20/48	$ 598,426
(3M USD LIBOR + 1.520%)
718,000	4.330	(a)	03/15/50	899,692
(3M USD LIBOR + 3.150%)
990,000	4.083	(a)	03/20/51	1,208,334
Bank of America Corp.(a), Series N
(SOFR + 1.220%)
500,000	2.651		03/11/32	506,074
Bank of New York Mellon Corp. (The), MTN
300,000	0.350		12/07/23	297,338
250,000	2.100		10/24/24	256,865
125,000	2.800		05/04/26	131,685
1,050,000	3.400		01/29/28	1,145,253
(3M USD LIBOR + 1.069%)
750,000	3.442	(a)	02/07/28	806,589
400,000	3.850		04/28/28	452,014
500,000	3.300		08/23/29	543,656
Capital One Bank USA NA
250,000	3.375		02/15/23	257,579
Capital One Financial Corp.
659,000	3.200		01/30/23	676,720
180,000	2.600		05/11/23	184,452
255,000	3.900		01/29/24	269,610
339,000	3.300		10/30/24	357,540
605,000	3.200		02/05/25	636,858
50,000	4.250		04/30/25	54,238
300,000	4.200		10/29/25	326,336
510,000	3.750		07/28/26	547,250
650,000	3.750		03/09/27	703,482
100,000	3.650		05/11/27	108,852
100,000	3.800		01/31/28	109,434
(SOFR + 1.337%)
300,000	2.359	(a)	07/29/32	286,699
Citibank NA
1,130,000	3.650		01/23/24	1,192,729

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
$220,000	2.700%		10/27/22	$ 223,886
660,000	3.500		05/15/23	684,253
510,000	3.875		10/25/23	539,972
(3M USD LIBOR + 1.023%)
644,000	4.044	(a)	06/01/24	672,900
440,000	4.000		08/05/24	470,892
785,000	3.875		03/26/25	839,625
340,000	3.300		04/27/25	360,907
270,000	4.400		06/10/25	292,989
799,000	5.500		09/13/25	903,078
225,000	3.700		01/12/26	243,405
390,000	4.600		03/09/26	432,568
(SOFR + 2.842%)
990,000	3.106	(a)	04/08/26	1,040,262
800,000	3.400		05/01/26	855,905
880,000	3.200		10/21/26	931,272
586,000	4.300		11/20/26	647,181
817,000	4.450		09/29/27	911,322
240,000	4.125		07/25/28	263,799
(3M USD LIBOR + 1.192%)
300,000	4.075	(a)	04/23/29	331,383
(3M USD LIBOR + 1.338%)
575,000	3.980	(a)	03/20/30	636,600
(SOFR + 1.422%)
1,160,000	2.976	(a)	11/05/30	1,208,723
(SOFR + 1.146%)
500,000	2.666	(a)	01/29/31	509,665
(SOFR + 2.107%)
1,150,000	2.572	(a)	06/03/31	1,156,787
(SOFR + 1.167%)
500,000	2.561	(a)	05/01/32	504,731
240,000	6.625		06/15/32	321,262
360,000	8.125		07/15/39	611,262
480,000	6.675		09/13/43	732,699
150,000	5.300		05/06/44	198,152

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
$371,000	4.650%		07/30/45	$ 476,245
790,000	4.750		05/18/46	995,523
(3M USD LIBOR + 1.839%)
180,000	4.281	(a)	04/24/48	225,391
596,000	4.650		07/23/48	785,408
Discover Bank
815,000	3.350		02/06/23	838,996
700,000	2.450		09/12/24	718,836
Discover Financial Services
175,000	4.100		02/09/27	191,429
Fifth Third Bancorp
900,000	3.650		01/25/24	947,792
650,000	2.550		05/05/27	673,149
190,000	8.250		03/01/38	316,613
Fifth Third Bank NA
560,000	3.850		03/15/26	607,859
Huntington Bancshares, Inc.
1,040,000	2.625		08/06/24	1,076,269
400,000	2.550		02/04/30	408,261
JPMorgan Chase & Co.
648,000	3.250		09/23/22	663,075
167,000	2.972		01/15/23	167,237
140,000	3.200		01/25/23	144,234
160,000	3.375		05/01/23	165,665
650,000	2.700		05/18/23	666,517
150,000	3.875		02/01/24	159,244
340,000	3.625		05/13/24	360,469
(3M USD LIBOR + 0.890%)
450,000	3.797	(a)	07/23/24	470,288
515,000	3.875		09/10/24	550,010
(SOFR + 0.600%)
200,000	0.653	(a)	09/16/24	199,128
(3M USD LIBOR + 1.000%)
50,000	4.023	(a)	12/05/24	52,872
620,000	3.125		01/23/25	651,971
(3M USD LIBOR + 1.155%)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$340,000	3.220	%(a)	03/01/25	$ 354,974
600,000	3.900		07/15/25	648,355
(SOFR + 1.160%)
300,000	2.301	(a)	10/15/25	306,433
(SOFR + 1.585%)
170,000	2.005	(a)	03/13/26	172,428
1,290,000	3.300		04/01/26	1,375,984
(SOFR + 1.850%)
1,240,000	2.083	(a)	04/22/26	1,266,151
1,250,000	3.200		06/15/26	1,326,906
460,000	4.125		12/15/26	509,292
(3M USD LIBOR + 1.245%)
300,000	3.960	(a)	01/29/27	325,897
(SOFR + 0.885%)
600,000	1.578	(a)	04/22/27	594,785
463,000	4.250		10/01/27	518,165
264,000	3.625		12/01/27	284,145
(3M USD LIBOR + 1.337%)
415,000	3.782	(a)	02/01/28	449,681
(3M USD LIBOR + 1.380%)
1,650,000	3.540	(a)	05/01/28	1,780,271
(SOFR + 1.890%)
550,000	2.182	(a)	06/01/28	552,718
(3M USD LIBOR + 0.945%)
200,000	3.509	(a)	01/23/29	215,047
(3M USD LIBOR + 1.120%)
518,000	4.005	(a)	04/23/29	573,406
(3M USD LIBOR + 1.330%)
450,000	4.452	(a)	12/05/29	512,589
(3M USD LIBOR + 1.160%)
1,136,000	3.702	(a)	05/06/30	1,239,093
(SOFR + 1.510%)
840,000	2.739	(a)	10/15/30	862,891
(SOFR + 3.790%)
400,000	4.493	(a)	03/24/31	463,780

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(SOFR + 2.040%)
$500,000	2.522	%(a)	04/22/31	$ 504,627
(SOFR + 2.515%)
600,000	2.956	(a)	05/13/31	619,958
(SOFR + 1.105%)
250,000	1.764	(a)	11/19/31	237,045
(SOFR + 1.065%)
600,000	1.953	(a)	02/04/32	576,554
(SOFR + 1.250%)
950,000	2.580	(a)	04/22/32	961,210
650,000	6.400		05/15/38	947,338
(3M USD LIBOR + 1.360%)
985,000	3.882	(a)	07/24/38	1,130,578
147,000	5.500		10/15/40	200,962
(SOFR + 2.460%)
250,000	3.109	(a)	04/22/41	261,031
126,000	5.600		07/15/41	175,465
450,000	5.400		01/06/42	616,741
(SOFR + 1.460%)
100,000	3.157	(a)	04/22/42	105,197
10,000	5.625		08/16/43	13,970
250,000	4.850		02/01/44	329,015
230,000	4.950		06/01/45	305,758
(3M USD LIBOR + 1.580%)
910,000	4.260	(a)	02/22/48	1,132,670
(3M USD LIBOR + 1.460%)
304,000	4.032	(a)	07/24/48	365,774
(3M USD LIBOR + 1.380%)
1,130,000	3.964	(a)	11/15/48	1,345,280
(3M USD LIBOR + 1.220%)
140,000	3.897	(a)	01/23/49	165,023
(SOFR + 2.440%)
652,000	3.109	(a)	04/22/51	686,096
(SOFR + 1.580%)
650,000	3.328	(a)	04/22/52	711,705

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
KeyCorp, MTN
$500,000	2.250%		04/06/27	$ 509,226
500,000	4.100		04/30/28	567,952
1,140,000	2.550		10/01/29	1,175,739
Morgan Stanley
150,000	4.875		11/01/22	155,679
(3M USD LIBOR + 0.847%)
1,210,000	3.737	(a)	04/24/24	1,256,797
1,290,000	5.000		11/24/25	1,442,963
(SOFR + 0.720%)
500,000	0.985	(a)	12/10/26	484,371
360,000	3.625		01/20/27	389,023
586,000	3.950		04/23/27	639,942
(3M USD LIBOR + 1.340%)
85,000	3.591	(a)	07/22/28	91,455
290,000	7.250		04/01/32	418,351
(3M USD LIBOR + 1.455%)
100,000	3.971	(a)	07/22/38	115,456
(SOFR + 1.485%)
290,000	3.217	(a)	04/22/42	306,013
758,000	6.375		07/24/42	1,155,754
660,000	4.300		01/27/45	818,589
670,000	4.375		01/22/47	856,252
Morgan Stanley, Series F
1,055,000	3.875		04/29/24	1,119,443
Morgan Stanley, GMTN
290,000	3.125		01/23/23	298,002
1,200,000	3.750		02/25/23	1,245,133
125,000	3.700		10/23/24	133,331
655,000	4.000		07/23/25	710,470
800,000	3.875		01/27/26	867,165
804,000	4.350		09/08/26	888,888
(3M USD LIBOR + 1.628%)
990,000	4.431	(a)	01/23/30	1,128,735
(SOFR + 1.143%)
2,160,000	2.699	(a)	01/22/31	2,221,228

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN – (continued)
(SOFR + 4.840%)
$685,000	5.597	%(a)	03/24/51	$ 1,042,701
Morgan Stanley(a), Series I
(SOFR + 0.745%)
850,000	0.864		10/21/25	836,824
Morgan Stanley, MTN
1,144,000	4.100		05/22/23	1,197,281
(SOFR + 0.466%)
70,000	0.560	(a)	11/10/23	69,846
(SOFR + 1.152%)
500,000	2.720	(a)	07/22/25	515,959
1,140,000	3.125		07/27/26	1,208,825
(SOFR + 3.120%)
380,000	3.622	(a)	04/01/31	415,952
(SOFR + 1.034%)
201,000	1.794	(a)	02/13/32	190,953
(SOFR + 1.020%)
175,000	1.928	(a)	04/28/32	167,782
(SOFR + 1.430%)
500,000	2.802	(a)	01/25/52	502,925
PNC Bank NA
250,000	3.500		06/08/23	260,180
860,000	3.100		10/25/27	924,883
760,000	2.700		10/22/29	791,031
PNC Financial Services Group, Inc. (The)
100,000	3.900		04/29/24	106,549
900,000	2.600		07/23/26	944,404
290,000	3.150		05/19/27	313,792
100,000	3.450		04/23/29	109,463
410,000	2.550		01/22/30	422,345
(SOFR + 0.979%)
500,000	2.307	(a)	04/23/32	503,815
Santander Holdings USA, Inc.
70,000	3.400		01/18/23	71,821
1,500,000	3.500		06/07/24	1,571,637
600,000	3.450		06/02/25	636,449

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
State Street Corp.
$200,000	3.100%		05/15/23	$ 207,068
690,000	3.700		11/20/23	729,569
40,000	3.550		08/18/25	43,357
50,000	2.200		03/03/31	49,699
Synchrony Financial
760,000	4.250		08/15/24	809,892
448,000	4.500		07/23/25	486,012
224,000	3.950		12/01/27	242,019
Truist Bank
764,000	3.200		04/01/24	801,121
500,000	1.500		03/10/25	506,029
300,000	2.250		03/11/30	298,156
Truist Financial Corp., MTN
1,140,000	3.750		12/06/23	1,203,453
605,000	2.850		10/26/24	631,844
300,000	3.700		06/05/25	324,179
(SOFR + 0.609%)
300,000	1.267	(a)	03/02/27	295,120
500,000	1.950		06/05/30	495,902
US Bancorp, MTN
650,000	3.700		01/30/24	687,392
310,000	3.600		09/11/24	330,612
455,000	3.100		04/27/26	482,941
705,000	3.900		04/26/28	795,697
800,000	3.000		07/30/29	847,243
US Bancorp, Series V
50,000	2.375		07/22/26	51,964
US Bancorp, Series X
775,000	3.150		04/27/27	828,858
US Bank NA
250,000	2.850		01/23/23	256,236
300,000	2.050		01/21/25	307,646
Wells Fargo & Co.
100,000	3.069		01/24/23	100,257
220,000	4.125		08/15/23	231,541
350,000	3.000		04/22/26	366,800
1,300,000	3.000		10/23/26	1,376,174

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co. – (continued)
(SOFR + 2.530%)
$1,545,000	3.068	%(a)	04/30/41	$ 1,609,077
500,000	5.375		11/02/43	664,488
92,000	3.900		05/01/45	107,688
Wells Fargo & Co., GMTN
500,000	4.900		11/17/45	640,480
Wells Fargo & Co., MTN
1,200,000	3.750		01/24/24	1,265,017
(SOFR + 1.600%)
1,300,000	1.654	(a)	06/02/24	1,313,258
300,000	3.550		09/29/25	322,574
(SOFR + 1.087%)
500,000	2.406	(a)	10/30/25	512,572
(3M USD LIBOR + 0.750%)
700,000	2.164	(a)	02/11/26	714,640
(3M USD LIBOR + 1.310%)
200,000	3.584	(a)	05/22/28	215,339
(SOFR + 2.100%)
125,000	2.393	(a)	06/02/28	126,569
900,000	4.150		01/24/29	1,005,517
(SOFR + 1.432%)
2,100,000	2.879	(a)	10/30/30	2,179,744
(SOFR + 1.262%)
700,000	2.572	(a)	02/11/31	710,277
(SOFR + 4.032%)
200,000	4.478	(a)	04/04/31	231,940
1,189,000	4.400		06/14/46	1,433,261
100,000	4.750		12/07/46	126,667
(SOFR + 4.502%)
1,530,000	5.013	(a)	04/04/51	2,128,599
Wells Fargo Bank NA
400,000	6.600		01/15/38	587,416

				164,552,958

Basic Industry – 0.9%
CF Industries, Inc.
300,000	4.950		06/01/43	362,250

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
CF Industries, Inc. – (continued)
$395,000	5.375%	03/15/44	$ 503,919
Dow Chemical Co. (The)
500,000	7.375	11/01/29	674,219
200,000	4.375	11/15/42	240,397
150,000	5.550	11/30/48	213,911
200,000	3.600	11/15/50	219,841
DuPont de Nemours, Inc.
390,000	4.205	11/15/23	412,766
670,000	4.493	11/15/25	739,964
330,000	5.319	11/15/38	426,312
584,000	5.419	11/15/48	824,763
LYB International Finance BV
220,000	4.875	03/15/44	273,483
LYB International Finance II BV
200,000	3.500	03/02/27	215,899
LYB International Finance III LLC
688,000	4.200	10/15/49	805,143
LyondellBasell Industries NV
200,000	5.750	04/15/24	219,043
200,000	4.625	02/26/55	248,793
Sherwin-Williams Co. (The)
500,000	3.450	06/01/27	539,122
50,000	2.950	08/15/29	52,594
438,000	4.500	06/01/47	548,915
Weyerhaeuser Co.
187,000	7.375	03/15/32	265,391

			7,786,725

Broadcasting – 0.5%
Discovery Communications LLC
158,000	2.950	03/20/23	162,133
355,000	3.950	03/20/28	387,756
320,000	4.125	05/15/29	354,047
643,000	5.200	09/20/47	808,725
365,000	4.000	09/15/55	391,919
Fox Corp.
990,000	4.030	01/25/24	1,048,747
690,000	4.709	01/25/29	789,368

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – (continued)
Fox Corp. – (continued)
$280,000	5.476%		01/25/39	$ 362,654

				4,305,349

Brokerage – 0.3%
Intercontinental Exchange, Inc.
40,000	0.700		06/15/23	39,904
750,000	1.850		09/15/32	712,512
200,000	3.000		06/15/50	200,876
700,000	3.000		09/15/60	688,182
Jefferies Financial Group, Inc.
709,000	5.500		10/18/23	744,898
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
125,000	4.150		01/23/30	139,512

				2,525,884

Building Materials – 0.1%
Stanley Black & Decker, Inc.
300,000	2.750		11/15/50	295,880
(US 5 Year CMT T-Note + 2.657%)
467,000	4.000	(a)	03/15/60	474,368

				770,248

Capital Goods – 1.8%
3M Co.
140,000	2.000		02/14/25	143,313
350,000	2.875		10/15/27	373,081
394,000	3.250		08/26/49	434,970
3M Co., MTN
310,000	4.000		09/14/48	380,659
Berry Global, Inc.
270,000	0.950		02/15/24	268,561
100,000	1.570		01/15/26	98,250
Carrier Global Corp.
40,000	2.493		02/15/27	40,982
1,080,000	2.722		02/15/30	1,103,935
450,000	2.700		02/15/31	457,897
571,000	3.377		04/05/40	598,915
250,000	3.577		04/05/50	268,673
Caterpillar Financial Services Corp.
350,000	0.650		07/07/23	350,551

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Caterpillar Financial Services Corp., MTN
$220,000	1.950%	11/18/22	$ 223,278
Caterpillar, Inc.
380,000	3.400	05/15/24	400,074
40,000	2.600	04/09/30	41,898
80,000	5.200	05/27/41	110,334
580,000	3.803	08/15/42	683,646
900,000	3.250	09/19/49	996,982
Deere & Co.
320,000	3.900	06/09/42	383,768
Eaton Corp.
1,060,000	2.750	11/02/22	1,080,843
100,000	4.150	11/02/42	119,046
General Electric Co.
300,000	3.625	05/01/30	337,298
300,000	4.350	05/01/50	401,660
General Electric Co., MTN
250,000	6.750	03/15/32	346,836
Honeywell International, Inc.
300,000	2.300	08/15/24	309,935
865,000	2.500	11/01/26	903,574
250,000	2.700	08/15/29	263,103
Illinois Tool Works, Inc.
1,215,000	2.650	11/15/26	1,275,339
290,000	3.900	09/01/42	341,644
John Deere Capital Corp., MTN
190,000	2.800	03/06/23	195,365
Otis Worldwide Corp.
500,000	2.565	02/15/30	508,111
Republic Services, Inc.
420,000	3.950	05/15/28	466,612
Westinghouse Air Brake Technologies Corp.
800,000	3.450	11/15/26	849,891
700,000	4.950	09/15/28	798,806

			15,557,830

Communications – 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
1,110,000	4.908	07/23/25	1,224,960

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital – (continued)
$525,000	3.750%	02/15/28	$ 564,063
940,000	4.200	03/15/28	1,032,047
250,000	5.050	03/30/29	288,518
593,000	6.384	10/23/35	769,224
130,000	5.375	04/01/38	156,111
774,000	6.484	10/23/45	1,052,548
534,000	5.375	05/01/47	642,603
495,000	5.750	04/01/48	627,053
625,000	5.125	07/01/49	739,256
350,000	4.800	03/01/50	396,672
320,000	3.700	04/01/51	312,949
40,000	3.900	06/01/52	40,539
500,000	3.850	04/01/61	476,536
254,000	4.400	12/01/61	267,741
Charter Communications Operating LLC/Charter Communications Operating Capital, Series USD
298,000	4.500	02/01/24	317,236
Comcast Cable Communications Holdings, Inc.
500,000	9.455	11/15/22	542,774
Comcast Corp.
1,236,000	3.700	04/15/24	1,310,075
240,000	3.375	02/15/25	254,544
92,000	3.375	08/15/25	98,055
184,000	3.150	03/01/26	196,006
92,000	3.300	02/01/27	98,502
105,000	3.150	02/15/28	112,687
92,000	3.550	05/01/28	100,975
874,000	4.150	10/15/28	993,541
100,000	2.650	02/01/30	103,312
500,000	3.400	04/01/30	545,742
890,000	4.250	10/15/30	1,026,567
400,000	1.950	01/15/31	391,251
595,000	4.250	01/15/33	695,336
240,000	7.050	03/15/33	346,958
360,000	4.200	08/15/34	423,177

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
$430,000	3.200%		07/15/36	$ 458,716
130,000	3.900		03/01/38	148,200
594,000	4.600		10/15/38	724,366
531,000	3.250		11/01/39	562,854
92,000	3.750		04/01/40	103,669
403,000	3.400		07/15/46	430,679
276,000	4.000		08/15/47	321,886
480,000	3.969		11/01/47	557,332
420,000	4.000		03/01/48	488,814
816,000	4.700		10/15/48	1,059,748
475,000	3.999		11/01/49	553,319
300,000	2.800		01/15/51	291,778
400,000	2.887	(b)	11/01/51	393,833
184,000	2.450		08/15/52	168,836
513,000	4.049		11/01/52	611,214
450,000	2.937	(b)	11/01/56	440,942
521,000	4.950		10/15/58	736,750
400,000	2.987	(b)	11/01/63	386,803
Omnicom Group, Inc.
125,000	2.600		08/01/31	126,343
Omnicom Group, Inc./Omnicom Capital, Inc.
532,000	3.650		11/01/24	563,337
350,000	3.600		04/15/26	374,970
Time Warner Cable LLC
70,000	6.550		05/01/37	93,949
438,000	7.300		07/01/38	630,288
332,000	6.750		06/15/39	456,403
180,000	5.875		11/15/40	228,080
511,000	5.500		09/01/41	627,933
Time Warner Entertainment Co. LP
1,005,000	8.375		03/15/23	1,100,803
582,000	8.375		07/15/33	855,993
TWDC Enterprises 18 Corp., GMTN
190,000	4.125		06/01/44	228,557
TWDC Enterprises 18 Corp., MTN
705,000	1.850		07/30/26	714,546

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
TWDC Enterprises 18 Corp., MTN – (continued)
$290,000	2.950%	06/15/27	$ 310,367
ViacomCBS, Inc.
300,000	7.875	07/30/30	418,432
860,000	4.950	01/15/31	1,021,270
740,000	4.200	05/19/32	837,793
150,000	6.875	04/30/36	215,133
100,000	5.850	09/01/43	136,383
200,000	4.950	05/19/50	253,279
Walt Disney Co. (The)
680,000	1.750	08/30/24	689,864
440,000	2.200	01/13/28	446,796
800,000	2.000	09/01/29	798,475
498,000	3.800	03/22/30	558,828
1,200,000	2.650	01/13/31	1,247,186
75,000	6.400	12/15/35	108,442
420,000	4.625	03/23/40	526,295
270,000	4.700	03/23/50	361,789
975,000	3.800	05/13/60	1,160,566

			39,679,397

Consumer Cyclical – 6.7%
Amazon.com, Inc.
817,000	2.400	02/22/23	834,366
800,000	0.450	05/12/24	790,953
230,000	2.800	08/22/24	240,346
228,000	3.800	12/05/24	244,798
100,000	0.800	06/03/25	98,582
18,000	5.200	12/03/25	20,570
200,000	1.200	06/03/27	195,958
30,000	3.150	08/22/27	32,290
575,000	1.500	06/03/30	554,668
420,000	4.800	12/05/34	536,923
775,000	3.875	08/22/37	912,983
400,000	2.875	05/12/41	414,542
494,000	4.950	12/05/44	676,157
1,145,000	4.050	08/22/47	1,414,587
444,000	2.500	06/03/50	427,169

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$520,000	3.100%	05/12/51	$ 561,751
530,000	4.250	08/22/57	690,786
300,000	2.700	06/03/60	292,837
400,000	3.250	05/12/61	440,397
American Honda Finance Corp., MTN
50,000	2.050	01/10/23	50,895
470,000	0.875	07/07/23	471,135
990,000	0.650	09/08/23	987,123
450,000	2.150	09/10/24	462,651
40,000	1.200	07/08/25	39,773
Costco Wholesale Corp.
400,000	3.000	05/18/27	431,879
200,000	1.375	06/20/27	197,353
940,000	1.750	04/20/32	915,508
Dollar Tree, Inc.
665,000	4.000	05/15/25	716,241
290,000	4.200	05/15/28	324,679
eBay, Inc.
700,000	2.750	01/30/23	714,503
50,000	3.450	08/01/24	52,646
220,000	3.600	06/05/27	238,271
248,000	2.700	03/11/30	254,245
100,000	4.000	07/15/42	114,066
Expedia Group, Inc.
150,000	2.950	03/15/31	151,357
General Motors Co.
600,000	4.875	10/02/23	638,562
100,000	5.400	10/02/23	107,963
907,000	5.000	10/01/28	1,044,479
548,000	6.600	04/01/36	741,683
180,000	6.250	10/02/43	246,518
314,000	5.400	04/01/48	404,868
200,000	5.950	04/01/49	276,519
General Motors Financial Co., Inc.
200,000	3.700	05/09/23	206,859
410,000	5.100	01/17/24	441,255
1,000,000	1.050	03/08/24	994,452

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$1,450,000	3.950%	04/13/24	$ 1,529,612
850,000	4.000	01/15/25	904,828
790,000	5.250	03/01/26	888,734
900,000	2.350	01/08/31	873,190
Global Payments, Inc.
661,000	3.200	08/15/29	685,543
Home Depot, Inc. (The)
300,000	3.350	09/15/25	321,722
300,000	3.000	04/01/26	320,610
300,000	2.950	06/15/29	320,142
300,000	4.250	04/01/46	374,733
Lowe’s Cos., Inc.
300,000	3.375	09/15/25	321,458
300,000	3.650	04/05/29	330,434
1,500,000	1.700	10/15/30	1,424,876
300,000	4.050	05/03/47	353,405
Marriott International, Inc., Series FF
500,000	4.625	06/15/30	566,527
Marriott International, Inc., Series GG
300,000	3.500	10/15/32	314,318
Marriott International, Inc., Series R
200,000	3.125	06/15/26	210,225
Mastercard, Inc.
210,000	2.000	03/03/25	215,706
543,000	2.950	11/21/26	580,005
200,000	3.300	03/26/27	217,205
300,000	2.950	06/01/29	322,320
880,000	3.350	03/26/30	974,009
162,000	3.650	06/01/49	190,650
300,000	3.850	03/26/50	362,003
McDonald’s Corp., MTN
336,000	3.350	04/01/23	347,047
370,000	3.700	01/30/26	399,785
690,000	3.500	03/01/27	748,400
350,000	3.800	04/01/28	385,782
100,000	2.625	09/01/29	103,274
282,000	2.125	03/01/30	281,587

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
$150,000	3.600%	07/01/30	$ 165,926
859,000	4.700	12/09/35	1,052,817
320,000	4.875	12/09/45	416,048
296,000	4.450	09/01/48	369,167
122,000	4.200	04/01/50	148,447
NIKE, Inc.
200,000	2.400	03/27/25	207,368
280,000	2.375	11/01/26	292,338
300,000	2.850	03/27/30	318,975
250,000	3.250	03/27/40	274,455
140,000	3.875	11/01/45	170,250
414,000	3.375	03/27/50	474,554
Starbucks Corp.
100,000	3.850	10/01/23	104,894
100,000	4.000	11/15/28	112,453
600,000	3.550	08/15/29	659,042
500,000	4.450	08/15/49	621,752
Target Corp.
450,000	3.500	07/01/24	478,339
265,000	2.350	02/15/30	272,727
629,000	4.000	07/01/42	774,906
Toyota Motor Credit Corp., GMTN
460,000	3.450	09/20/23	482,346
Toyota Motor Credit Corp., MTN
150,000	2.150	09/08/22	151,897
660,000	0.500	08/14/23	658,158
50,000	1.800	02/13/25	50,908
955,000	2.150	02/13/30	964,896
1,082,000	3.375	04/01/30	1,197,264
Visa, Inc.
500,000	2.800	12/14/22	510,064
1,200,000	3.150	12/14/25	1,283,854
290,000	2.750	09/15/27	308,472
709,000	2.050	04/15/30	714,598
870,000	4.150	12/14/35	1,039,814
300,000	2.700	04/15/40	307,195

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Visa, Inc. – (continued)
$889,000	4.300%	12/14/45	$ 1,130,039
40,000	3.650	09/15/47	46,989
Walmart, Inc.
138,000	2.350	12/15/22	140,529
207,000	2.550	04/11/23	211,541
510,000	3.400	06/26/23	531,358
1,276,000	3.700	06/26/28	1,430,988
680,000	5.250	09/01/35	927,806
395,000	6.500	08/15/37	609,155
672,000	4.050	06/29/48	870,935

			55,957,540

Consumer Noncyclical – 6.6%
Abbott Laboratories
334,000	3.400	11/30/23	350,717
415,000	2.950	03/15/25	437,056
124,000	3.750	11/30/26	136,698
156,000	4.750	11/30/36	200,062
540,000	4.900	11/30/46	751,528
AbbVie, Inc.
1,500,000	2.600	11/21/24	1,553,598
1,500,000	3.800	03/15/25	1,607,377
2,000,000	3.600	05/14/25	2,131,645
500,000	3.200	05/14/26	529,089
125,000	3.200	11/21/29	133,181
125,000	4.550	03/15/35	151,070
2,000,000	4.050	11/21/39	2,295,692
300,000	4.850	06/15/44	393,069
250,000	4.750	03/15/45	321,219
500,000	4.700	05/14/45	625,890
900,000	4.450	05/14/46	1,097,361
400,000	4.875	11/14/48	519,654
1,050,000	4.250	11/21/49	1,269,258
Altria Group, Inc.
250,000	4.000	01/31/24	265,016
800,000	2.350	05/06/25	821,526
800,000	4.800	02/14/29	906,306

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Altria Group, Inc. – (continued)
$70,000	2.450%	02/04/32	$ 66,120
100,000	5.800	02/14/39	122,283
500,000	3.400	02/04/41	464,874
100,000	4.250	08/09/42	102,421
310,000	5.375	01/31/44	362,011
614,000	3.875	09/16/46	603,475
520,000	5.950	02/14/49	660,909
70,000	3.700	02/04/51	66,212
150,000	4.000	02/04/61	144,008
Becton Dickinson and Co.
182,000	3.363	06/06/24	190,833
326,000	3.734	12/15/24	348,068
350,000	3.700	06/06/27	380,194
200,000	2.823	05/20/30	206,920
300,000	4.685	12/15/44	377,899
420,000	4.669	06/06/47	534,650
Boston Scientific Corp.
700,000	3.750	03/01/26	754,873
500,000	2.650	06/01/30	507,923
210,000	4.550	03/01/39	252,760
90,000	4.700	03/01/49	116,207
Eli Lilly & Co.
190,000	3.950	03/15/49	237,695
300,000	2.250	05/15/50	281,023
92,000	2.500	09/15/60	87,067
Gilead Sciences, Inc.
750,000	0.750	09/29/23	747,832
1,000,000	3.500	02/01/25	1,058,365
300,000	4.800	04/01/44	380,182
600,000	4.500	02/01/45	738,888
500,000	4.750	03/01/46	637,753
300,000	4.150	03/01/47	355,188
400,000	2.800	10/01/50	390,503
Johnson & Johnson
148,200	2.625	01/15/25	154,700
40,000	0.550	09/01/25	39,065

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
$166,000	2.450%	03/01/26	$ 172,435
115,000	2.950	03/03/27	122,913
300,000	0.950	09/01/27	291,254
360,000	4.375	12/05/33	442,575
1,093,000	3.550	03/01/36	1,251,279
540,000	3.625	03/03/37	625,636
250,000	5.950	08/15/37	361,981
245,000	3.400	01/15/38	277,359
46,000	2.100	09/01/40	43,976
158,000	3.700	03/01/46	189,639
795,000	3.750	03/03/47	964,395
125,000	2.450	09/01/60	120,771
Medtronic, Inc.
300,000	4.375	03/15/35	369,807
800,000	4.625	03/15/45	1,067,381
Merck & Co., Inc.
300,000	3.400	03/07/29	328,114
300,000	4.000	03/07/49	369,194
Mylan, Inc.
480,000	4.550	04/15/28	539,296
240,000	5.200	04/15/48	296,846
Pfizer, Inc.
40,000	3.000	06/15/23	41,434
675,000	3.200	09/15/23	703,459
100,000	2.950	03/15/24	104,496
92,000	0.800	05/28/25	90,807
300,000	3.450	03/15/29	331,337
1,500,000	2.625	04/01/30	1,569,797
400,000	3.900	03/15/39	469,319
100,000	7.200	03/15/39	160,998
260,000	2.550	05/28/40	259,366
100,000	4.300	06/15/43	124,463
280,000	4.400	05/15/44	354,140
300,000	4.125	12/15/46	372,760
100,000	4.200	09/15/48	127,545
100,000	4.000	03/15/49	124,486

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Pfizer, Inc. – (continued)
$730,000	2.700%	05/28/50	$ 738,979
Philip Morris International, Inc.
100,000	2.500	11/02/22	101,679
50,000	3.250	11/10/24	53,043
375,000	3.375	08/11/25	399,202
525,000	2.750	02/25/26	548,870
390,000	6.375	05/16/38	549,711
200,000	4.375	11/15/41	229,827
110,000	3.875	08/21/42	119,104
615,000	4.125	03/04/43	684,742
150,000	4.875	11/15/43	182,066
145,000	4.250	11/10/44	166,807
Regeneron Pharmaceuticals, Inc.
484,000	2.800	09/15/50	455,094
Royalty Pharma PLC
200,000	0.750	09/02/23	199,048
425,000	1.750	09/02/27	418,938
300,000	3.300	09/02/40	301,436
Shire Acquisitions Investments Ireland DAC
1,050,000	2.875	09/23/23	1,083,500
800,000	3.200	09/23/26	848,033
Thermo Fisher Scientific, Inc.
654,000	2.950	09/19/26	689,894
336,000	3.200	08/15/27	361,674
416,000	4.100	08/15/47	523,267
Utah Acquisition Sub, Inc.
1,150,000	3.950	06/15/26	1,237,382
Viatris, Inc.
480,000	4.000	06/22/50	515,685
Walgreens Boots Alliance, Inc.
474,000	3.800	11/18/24	503,435
450,000	3.450	06/01/26	478,671
550,000	4.800	11/18/44	665,515
Wyeth LLC
578,000	6.500	02/01/34	827,412
100,000	5.950	04/01/37	142,034

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Zimmer Biomet Holdings, Inc.
$320,000	3.550%	04/01/25	$ 340,213
150,000	3.550	03/20/30	163,094
Zoetis, Inc.
214,000	3.000	09/12/27	226,321
790,000	4.700	02/01/43	1,014,952

			55,306,799

Electric – 1.6%
Consolidated Edison Co. of New York, Inc.
150,000	4.625	12/01/54	191,389
500,000	3.600	06/15/61	535,912
Consolidated Edison Co. of New York, Inc., Series 20B
450,000	3.950	04/01/50	526,943
Duke Energy Carolinas LLC
275,000	3.200	08/15/49	291,994
Duke Energy Corp.
500,000	3.750	04/15/24	527,115
390,000	2.650	09/01/26	404,434
100,000	2.450	06/01/30	99,436
552,000	3.750	09/01/46	598,135
Exelon Corp.
92,000	4.050	04/15/30	103,193
392,000	4.700	04/15/50	505,917
Exelon Generation Co. LLC
200,000	3.250	06/01/25	211,276
210,000	6.250	10/01/39	270,542
120,000	5.600	06/15/42	143,885
Florida Power & Light Co.
300,000	3.150	10/01/49	325,072
Georgia Power Co., Series A
436,000	3.250	03/15/51	441,053
NiSource, Inc.
100,000	0.950	08/15/25	97,375
192,000	3.600	05/01/30	206,511
500,000	1.700	02/15/31	469,491
990,000	4.375	05/15/47	1,195,116
100,000	3.950	03/30/48	114,901
Pacific Gas and Electric Co.
600,000	2.100	08/01/27	579,163

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Pacific Gas and Electric Co. – (continued)
$650,000	3.300%	12/01/27	$ 662,514
600,000	4.550	07/01/30	655,109
900,000	3.300	08/01/40	849,346
200,000	3.950	12/01/47	198,360
400,000	3.500	08/01/50	380,999
Southern California Edison Co.
500,000	4.000	04/01/47	563,266
200,000	3.650	02/01/50	215,248
Southern California Edison Co., Series C
200,000	4.125	03/01/48	227,424
Southern Co. (The)
240,000	2.950	07/01/23	246,715
1,050,000	3.250	07/01/26	1,111,089
430,000	4.400	07/01/46	509,504

			13,458,427

Energy – 7.3%
Baker Hughes Holdings LLC
50,000	5.125	09/15/40	62,699
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
700,000	2.773	12/15/22	714,519
330,000	3.337	12/15/27	352,032
200,000	4.080	12/15/47	223,822
BP Capital Markets America, Inc.
270,000	2.750	05/10/23	277,357
510,000	3.790	02/06/24	539,924
150,000	3.224	04/14/24	157,719
100,000	3.194	04/06/25	105,272
239,000	3.796	09/21/25	258,881
500,000	3.410	02/11/26	534,319
410,000	3.119	05/04/26	434,373
860,000	3.017	01/16/27	905,393
720,000	4.234	11/06/28	815,890
650,000	3.633	04/06/30	711,980
400,000	1.749	08/10/30	384,937
925,000	3.000	02/24/50	906,137
180,000	3.379	02/08/61	185,944

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Cheniere Corpus Christi Holdings LLC
$500,000	7.000%		06/30/24	$ 556,563
535,000	5.875		03/31/25	595,361
1,274,000	5.125		06/30/27	1,442,009
Chevron Corp.
100,000	2.566		05/16/23	102,311
1,500,000	3.191		06/24/23	1,547,766
400,000	1.554		05/11/25	403,524
425,000	1.995		05/11/27	428,760
ConocoPhillips
425,000	4.300	(b)	08/15/28	480,117
600,000	6.500		02/01/39	879,238
ConocoPhillips Co.
500,000	4.950		03/15/26	565,268
100,000	6.950		04/15/29	129,285
300,000	4.300		11/15/44	359,207
Devon Energy Corp.
100,000	5.600		07/15/41	126,125
205,000	4.750		05/15/42	234,981
100,000	5.000		06/15/45	121,500
Diamondback Energy, Inc.
125,000	3.250		12/01/26	131,406
100,000	3.500		12/01/29	104,803
Energy Transfer LP
100,000	4.250		03/15/23	103,303
100,000	4.500		04/15/24	106,742
600,000	4.050		03/15/25	632,405
1,540,000	2.900		05/15/25	1,594,533
200,000	4.750		01/15/26	218,522
200,000	5.500		06/01/27	227,868
100,000	4.000		10/01/27	107,313
200,000	4.950		06/15/28	226,182
100,000	5.250		04/15/29	114,617
100,000	3.750		05/15/30	105,311
100,000	6.500		02/01/42	127,500
201,000	5.300		04/15/47	232,752
828,000	5.400		10/01/47	977,563

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Energy Transfer LP – (continued)
$412,000	6.000%	06/15/48	$ 516,357
201,000	6.250	04/15/49	262,380
400,000	5.000	05/15/50	461,334
Enterprise Products Operating LLC
492,000	3.350	03/15/23	505,139
157,000	3.900	02/15/24	165,288
207,000	3.750	02/15/25	220,197
478,000	3.125	07/31/29	505,192
150,000	5.950	02/01/41	202,340
207,000	4.850	08/15/42	251,537
250,000	4.450	02/15/43	286,933
304,000	4.850	03/15/44	365,752
710,000	5.100	02/15/45	884,951
250,000	4.900	05/15/46	304,154
414,000	4.800	02/01/49	506,249
368,000	4.200	01/31/50	415,033
128,000	3.950	01/31/60	137,747
Enterprise Products Operating LLC(a), Series E
(3M USD LIBOR + 3.033%)
164,000	5.250	08/16/77	169,740
EOG Resources, Inc.
690,000	4.375	04/15/30	792,521
340,000	4.950	04/15/50	456,964
Exxon Mobil Corp.
200,000	2.726	03/01/23	204,620
800,000	1.571	04/15/23	810,245
600,000	2.019	08/16/24	615,052
1,000,000	2.992	03/19/25	1,052,952
1,000,000	3.043	03/01/26	1,058,838
100,000	3.294	03/19/27	107,655
700,000	3.482	03/19/30	761,911
600,000	3.567	03/06/45	666,556
100,000	4.114	03/01/46	119,238
600,000	3.095	08/16/49	616,142
820,000	4.327	03/19/50	1,018,493
100,000	3.452	04/15/51	109,715

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Halliburton Co.
$350,000	2.920%	03/01/30	$ 358,074
1,320,000	4.850	11/15/35	1,567,500
250,000	7.450	09/15/39	368,438
200,000	5.000	11/15/45	244,750
Hess Corp.
290,000	4.300	04/01/27	314,793
148,000	6.000	01/15/40	188,515
673,000	5.600	02/15/41	822,743
Kinder Morgan Energy Partners LP
600,000	5.500	03/01/44	739,822
Kinder Morgan, Inc.
200,000	3.150	01/15/23	204,807
800,000	5.300	12/01/34	963,840
60,000	5.550	06/01/45	76,410
500,000	5.050	02/15/46	598,437
100,000	3.600	02/15/51	101,464
Kinder Morgan, Inc., GMTN
300,000	7.750	01/15/32	422,317
Marathon Petroleum Corp.
1,400,000	4.700	05/01/25	1,533,000
100,000	6.500	03/01/41	138,121
100,000	4.750	09/15/44	116,750
MPLX LP
750,000	4.500	07/15/23	785,214
200,000	4.125	03/01/27	217,846
100,000	4.800	02/15/29	113,362
1,440,000	2.650	08/15/30	1,425,600
350,000	4.500	04/15/38	389,627
649,000	5.200	03/01/47	794,754
200,000	5.500	02/15/49	253,476
ONEOK Partners LP
200,000	3.375	10/01/22	202,915
ONEOK, Inc.
280,000	4.550	07/15/28	313,055
718,000	3.100	03/15/30	733,749
100,000	5.200	07/15/48	120,948

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Phillips 66
$1,000,000	0.900%	02/15/24	$ 988,541
390,000	4.650	11/15/34	457,312
150,000	5.875	05/01/42	203,839
200,000	4.875	11/15/44	248,434
Plains All American Pipeline LP/PAA Finance Corp.
914,000	4.650	10/15/25	996,915
240,000	4.500	12/15/26	262,169
414,000	3.550	12/15/29	429,724
Sabine Pass Liquefaction LLC
100,000	5.625	04/15/23	105,062
600,000	5.750	05/15/24	654,375
500,000	5.625	03/01/25	555,937
486,000	5.000	03/15/27	547,965
140,000	4.200	03/15/28	154,077
932,000	4.500	05/15/30	1,056,073
Schlumberger Investment SA
500,000	3.650	12/01/23	523,191
Spectra Energy Partners LP
400,000	4.750	03/15/24	426,680
Transcontinental Gas Pipe Line Co. LLC
200,000	7.850	02/01/26	245,874
Valero Energy Corp.
500,000	1.200	03/15/24	497,020
390,000	3.400	09/15/26	414,057
290,000	4.350	06/01/28	321,432
257,000	4.000	04/01/29	279,142
250,000	6.625	06/15/37	332,732
Williams Cos., Inc. (The)
870,000	3.700	01/15/23	887,633
100,000	4.000	09/15/25	108,054
100,000	3.750	06/15/27	108,261
320,000	3.500	11/15/30	339,864
526,000	6.300	04/15/40	713,172
200,000	5.100	09/15/45	247,619
280,000	4.850	03/01/48	341,994

			61,662,733

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – 1.0%
Ally Financial, Inc.
$680,000	3.050%	06/05/23	$ 699,222
789,000	1.450	10/02/23	793,501
270,000	3.875	05/21/24	285,129
532,000	8.000	11/01/31	753,955
Ares Capital Corp.
1,780,000	4.200	06/10/24	1,880,086
70,000	2.150	07/15/26	69,205
GE Capital International Funding Co. Unlimited Co.
3,000,000	4.418	11/15/35	3,624,723

			8,105,821

Food and Beverage – 2.8%
Coca-Cola Co. (The)
50,000	3.375	03/25/27	54,351
50,000	1.450	06/01/27	49,535
520,000	1.000	03/15/28	496,185
1,000,000	2.125	09/06/29	1,015,959
500,000	3.450	03/25/30	554,182
500,000	1.650	06/01/30	483,471
300,000	2.000	03/05/31	298,953
380,000	2.500	06/01/40	376,220
300,000	2.875	05/05/41	312,656
430,000	2.600	06/01/50	427,394
100,000	3.000	03/05/51	106,862
220,000	2.750	06/01/60	221,057
Conagra Brands, Inc.
600,000	4.600	11/01/25	665,028
350,000	4.850	11/01/28	406,801
390,000	5.300	11/01/38	495,498
Constellation Brands, Inc.
40,000	3.150	08/01/29	42,190
General Mills, Inc.
200,000	3.700	10/17/23	209,938
500,000	4.000	04/17/25	539,564
470,000	4.200	04/17/28	528,282
Hormel Foods Corp.
300,000	0.650	06/03/24	297,528

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Keurig Dr Pepper, Inc.
$266,000	4.057%	05/25/23	$ 277,786
300,000	0.750	03/15/24	296,919
510,000	4.597	05/25/28	582,211
1,100,000	3.200	05/01/30	1,169,669
Kraft Heinz Foods Co.
890,000	3.000	06/01/26	924,208
804,000	5.000	07/15/35	989,140
250,000	6.875	01/26/39	368,471
552,000	4.375	06/01/46	636,284
490,000	4.875	10/01/49	613,005
Molson Coors Beverage Co.
1,270,000	3.000	07/15/26	1,331,196
690,000	5.000	05/01/42	835,308
150,000	4.200	07/15/46	166,457
PepsiCo, Inc.
50,000	2.750	03/01/23	51,371
640,000	2.250	03/19/25	660,429
120,000	2.750	04/30/25	125,707
216,000	2.850	02/24/26	228,413
222,000	2.375	10/06/26	232,449
100,000	3.000	10/15/27	107,319
96,000	2.625	07/29/29	101,230
210,000	2.750	03/19/30	222,141
400,000	1.625	05/01/30	390,618
100,000	1.400	02/25/31	95,302
400,000	1.950	10/21/31	397,555
300,000	4.450	04/14/46	396,820
300,000	3.450	10/06/46	342,241
200,000	2.875	10/15/49	211,382
300,000	3.625	03/19/50	357,470
Sysco Corp.
604,000	3.300	07/15/26	642,871
635,000	3.250	07/15/27	675,264
365,000	5.950	04/01/30	458,273
270,000	6.600	04/01/50	424,889

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Tyson Foods, Inc.
$120,000	3.950%	08/15/24	$ 127,935
342,000	4.000	03/01/26	371,339
500,000	3.550	06/02/27	540,508
110,000	4.550	06/02/47	137,501
300,000	5.100	09/28/48	404,846

			23,476,181

Hardware – 0.2%
Micron Technology, Inc.
733,000	4.185	02/15/27	807,216
400,000	4.663	02/15/30	461,000

			1,268,216

Healthcare – 3.3%
Aetna, Inc.
312,000	2.750	11/15/22	316,422
200,000	2.800	06/15/23	205,258
250,000	3.500	11/15/24	264,895
410,000	6.625	06/15/36	589,868
268,000	3.875	08/15/47	305,594
Anthem, Inc.
306,000	3.500	08/15/24	322,724
50,000	3.350	12/01/24	52,869
552,000	3.650	12/01/27	603,122
84,000	4.625	05/15/42	105,318
668,000	4.650	01/15/43	841,684
614,000	4.650	08/15/44	773,084
405,000	4.375	12/01/47	500,762
318,000	4.550	03/01/48	399,757
300,000	3.125	05/15/50	311,437
Cigna Corp.
700,000	3.000	07/15/23	724,552
78,000	3.750	07/15/23	81,416
400,000	4.125	11/15/25	437,116
300,000	4.500	02/25/26	333,475
150,000	3.400	03/01/27	162,214
440,000	4.375	10/15/28	500,420
50,000	2.400	03/15/30	49,957

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Cigna Corp. – (continued)
$130,000	4.800%	08/15/38	$ 159,740
520,000	4.800	07/15/46	678,299
536,000	3.875	10/15/47	603,290
1,100,000	4.900	12/15/48	1,435,017
320,000	3.400	03/15/50	336,835
CVS Health Corp.
442,000	2.750	12/01/22	448,792
294,000	3.700	03/09/23	303,995
520,000	2.625	08/15/24	538,324
154,000	4.100	03/25/25	166,630
400,000	3.875	07/20/25	431,761
100,000	2.875	06/01/26	104,660
400,000	3.000	08/15/26	422,360
530,000	3.625	04/01/27	573,450
725,000	4.300	03/25/28	818,080
730,000	3.250	08/15/29	777,767
1,320,000	4.780	03/25/38	1,610,693
350,000	4.125	04/01/40	401,553
350,000	2.700	08/21/40	335,815
240,000	5.300	12/05/43	319,208
728,000	5.125	07/20/45	954,507
1,500,000	5.050	03/25/48	1,985,167
DH Europe Finance II Sarl
850,000	3.250	11/15/39	911,822
HCA, Inc.
470,000	4.750	05/01/23	494,381
516,000	5.000	03/15/24	556,957
520,000	5.250	04/15/25	580,450
600,000	5.250	06/15/26	675,750
555,000	4.500	02/15/27	610,847
404,000	4.125	06/15/29	446,420
500,000	3.500	09/01/30	522,500
415,000	5.125	06/15/39	513,563
345,000	5.500	06/15/47	456,262
410,000	5.250	06/15/49	534,025

			27,590,864

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 1.3%
American International Group, Inc.
$600,000	2.500%		06/30/25	$ 619,836
100,000	3.900		04/01/26	109,165
200,000	4.200		04/01/28	225,842
500,000	3.875		01/15/35	563,135
255,000	6.250		05/01/36	358,647
100,000	4.500		07/16/44	122,365
300,000	4.800		07/10/45	391,520
40,000	4.750		04/01/48	52,470
100,000	4.375		06/30/50	126,041
500,000	4.375		01/15/55	634,465
American International Group, Inc.(a), Series A-9
(3M USD LIBOR + 2.868%)
100,000	5.750		04/01/48	112,948
Brighthouse Financial, Inc.
105,000	4.700		06/22/47	117,677
Chubb INA Holdings, Inc.
955,000	4.350		11/03/45	1,226,742
Marsh & McLennan Cos., Inc.
175,000	4.375		03/15/29	199,878
100,000	2.250		11/15/30	99,548
496,000	4.900		03/15/49	679,882
MetLife, Inc.
500,000	3.600		04/10/24	530,160
300,000	6.400		12/15/36	378,149
750,000	5.875		02/06/41	1,078,395
500,000	4.125		08/13/42	592,111
200,000	4.600		05/13/46	259,155
Prudential Financial, Inc.
(3M USD LIBOR + 3.920%)
500,000	5.625	(a)	06/15/43	520,191
(3M USD LIBOR + 3.031%)
100,000	5.375	(a)	05/15/45	107,335
(3M USD LIBOR + 2.380%)
400,000	4.500	(a)	09/15/47	422,800
210,000	3.905		12/07/47	248,453
46,000	3.935		12/07/49	55,256

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Prudential Financial, Inc., MTN
$300,000	5.700%	12/14/36	$ 407,299
480,000	4.350	02/25/50	616,686
350,000	3.700	03/13/51	406,146

			11,262,297

Metals and Mining – 0.0%
Newmont Corp.
310,000	4.875	03/15/42	389,610

REITs and Real Estate – 0.4%
Alexandria Real Estate Equities, Inc.
200,000	3.375	08/15/31	217,146
300,000	1.875	02/01/33	282,773
GLP Capital LP/GLP Financing II, Inc.
917,000	5.375	04/15/26	1,023,422
638,000	5.300	01/15/29	727,429
Simon Property Group LP
100,000	3.250	11/30/26	106,448
500,000	3.250	09/13/49	518,676
100,000	3.800	07/15/50	113,162
Welltower, Inc.
300,000	4.250	04/15/28	336,597
50,000	3.100	01/15/30	52,499

			3,378,152

Revenue – 0.4%
Ascension Health
200,000	3.945	11/15/46	254,262
Ascension Health, Series B
300,000	2.532	11/15/29	313,836
CommonSpirit Health
100,000	2.760	10/01/24	104,058
220,000	3.347	10/01/29	235,058
633,000	4.350	11/01/42	739,427
200,000	4.187	10/01/49	240,489
Kaiser Foundation Hospitals
580,000	4.150	05/01/47	730,772
Kaiser Foundation Hospitals, Series 2019
430,000	3.266	11/01/49	480,943

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Revenue – (continued)
Kaiser Foundation Hospitals, Series 2021
$125,000	2.810%	06/01/41	$ 127,875

			3,226,720

Software – 1.9%
Oracle Corp.
800,000	2.500	10/15/22	813,741
265,000	2.625	02/15/23	270,632
200,000	3.625	07/15/23	208,972
220,000	2.400	09/15/23	225,075
660,000	3.400	07/08/24	693,726
40,000	2.950	11/15/24	41,773
900,000	2.500	04/01/25	927,680
230,000	2.950	05/15/25	240,035
823,000	2.650	07/15/26	849,941
40,000	2.800	04/01/27	41,464
80,000	3.250	11/15/27	84,755
100,000	2.300	03/25/28	100,688
900,000	2.950	04/01/30	928,538
444,000	4.300	07/08/34	502,757
866,000	3.850	07/15/36	939,628
245,000	3.800	11/15/37	262,370
796,000	6.500	04/15/38	1,114,298
840,000	3.600	04/01/40	871,937
418,000	5.375	07/15/40	528,447
340,000	3.650	03/25/41	357,315
354,000	4.125	05/15/45	389,910
300,000	4.000	07/15/46	324,547
540,000	4.000	11/15/47	581,425
850,000	3.600	04/01/50	863,121
600,000	3.950	03/25/51	651,361
250,000	4.375	05/15/55	287,140
1,095,000	3.850	04/01/60	1,137,471
537,000	4.100	03/25/61	588,913
salesforce.com, Inc.
600,000	1.950	07/15/31	595,402
250,000	2.700	07/15/41	251,675
350,000	2.900	07/15/51	362,554

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
salesforce.com, Inc. – (continued)
$250,000	3.050%	07/15/61	$ 263,738

			16,301,029

Technology – 8.9%
Activision Blizzard, Inc.
800,000	3.400	09/15/26	857,775
Adobe, Inc.
208,000	3.250	02/01/25	220,302
180,000	2.150	02/01/27	185,664
500,000	2.300	02/01/30	509,298
Alphabet, Inc.
274,000	1.998	08/15/26	282,327
300,000	1.100	08/15/30	282,148
400,000	1.900	08/15/40	366,900
957,000	2.050	08/15/50	866,555
549,000	2.250	08/15/60	500,302
Apple, Inc.
300,000	2.400	01/13/23	305,920
1,420,000	2.400	05/03/23	1,455,323
180,000	3.000	02/09/24	187,607
489,000	3.450	05/06/24	517,466
495,000	2.850	05/11/24	516,276
500,000	2.750	01/13/25	522,885
300,000	2.500	02/09/25	312,350
300,000	1.125	05/11/25	299,288
40,000	3.200	05/13/25	42,652
1,521,000	3.250	02/23/26	1,628,319
214,000	2.450	08/04/26	222,889
210,000	3.000	06/20/27	224,822
1,620,000	2.900	09/12/27	1,721,888
830,000	3.000	11/13/27	890,409
500,000	1.200	02/08/28	485,234
500,000	1.400	08/05/28	488,124
400,000	1.650	05/11/30	389,477
600,000	1.650	02/08/31	582,764
985,000	4.500	02/23/36	1,237,726
150,000	2.375	02/08/41	146,302

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$637,000	3.850%		05/04/43	$ 756,595
310,000	4.450		05/06/44	399,528
305,000	3.450		02/09/45	344,751
380,000	4.375		05/13/45	488,411
888,000	4.650		02/23/46	1,180,677
556,000	3.850		08/04/46	664,147
296,000	4.250		02/09/47	374,619
550,000	3.750		11/13/47	653,196
977,000	2.950		09/11/49	1,023,008
995,000	2.650		05/11/50	989,926
239,000	2.400		08/20/50	227,591
125,000	2.800		02/08/61	125,064
Applied Materials, Inc.
300,000	3.300		04/01/27	325,543
150,000	1.750		06/01/30	147,611
200,000	4.350		04/01/47	259,866
Broadcom Corp./Broadcom Cayman Finance Ltd.
100,000	3.625		01/15/24	104,883
1,019,000	3.875		01/15/27	1,095,441
210,000	3.500		01/15/28	224,587
Broadcom, Inc.
500,000	3.150		11/15/25	524,620
310,000	4.250		04/15/26	338,592
431,000	3.459		09/15/26	457,686
470,000	4.750		04/15/29	534,407
986,000	5.000		04/15/30	1,143,610
760,000	4.150		11/15/30	831,407
600,000	2.450	(b)	02/15/31	579,199
640,000	4.300		11/15/32	715,917
425,000	3.419	(b)	04/15/33	437,888
290,000	3.469	(b)	04/15/34	299,859
600,000	3.500	(b)	02/15/41	598,331
170,000	3.750	(b)	02/15/51	176,770
Cisco Systems, Inc.
500,000	2.200		09/20/23	512,843
400,000	5.900		02/15/39	577,825

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Cisco Systems, Inc. – (continued)
$400,000	5.500%	01/15/40	$ 562,500
Dell International LLC/EMC Corp.
339,000	5.450	06/15/23	360,322
648,000	6.020	06/15/26	757,692
1,426,000	4.900	10/01/26	1,612,723
460,000	8.100	07/15/36	702,360
400,000	8.350	07/15/46	667,645
Fidelity National Information Services, Inc.
250,000	0.600	03/01/24	247,248
500,000	1.650	03/01/28	483,400
Fiserv, Inc.
100,000	3.800	10/01/23	104,943
400,000	2.750	07/01/24	413,947
500,000	3.200	07/01/26	527,571
500,000	3.500	07/01/29	533,314
400,000	4.400	07/01/49	480,833
Hewlett Packard Enterprise Co.
300,000	2.250	04/01/23	305,011
300,000	4.450	10/02/23	317,440
300,000	4.900	10/15/25	333,508
300,000	6.350	10/15/45	407,604
HP, Inc.
300,000	3.400	06/17/30	315,680
368,000	6.000	09/15/41	488,844
Intel Corp.
300,000	2.700	12/15/22	306,940
300,000	2.875	05/11/24	313,075
503,000	3.700	07/29/25	543,379
120,000	2.600	05/19/26	125,839
880,000	3.150	05/11/27	946,782
946,000	2.450	11/15/29	974,599
354,000	4.600	03/25/40	442,507
300,000	4.800	10/01/41	389,288
290,000	4.100	05/19/46	348,953
320,000	4.100	05/11/47	385,117
295,000	3.734	12/08/47	338,731

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Intel Corp. – (continued)
$670,000	3.250%	11/15/49	$ 715,555
525,000	4.750	03/25/50	707,181
460,000	3.050	08/12/51	478,505
50,000	3.100	02/15/60	51,377
100,000	4.950	03/25/60	141,778
International Business Machines Corp.
100,000	2.875	11/09/22	102,202
300,000	3.375	08/01/23	313,209
445,000	3.625	02/12/24	469,940
250,000	3.450	02/19/26	268,470
1,260,000	3.300	05/15/26	1,349,852
300,000	1.700	05/15/27	297,702
1,150,000	1.950	05/15/30	1,121,559
540,000	4.150	05/15/39	634,836
427,000	4.000	06/20/42	495,491
300,000	2.950	05/15/50	300,711
KLA Corp.
300,000	4.650	11/01/24	326,693
300,000	4.100	03/15/29	341,108
Lam Research Corp.
640,000	4.000	03/15/29	718,827
280,000	1.900	06/15/30	276,286
220,000	4.875	03/15/49	304,733
500,000	2.875	06/15/50	513,188
Microsoft Corp.
120,000	2.650	11/03/22	122,082
220,000	2.125	11/15/22	223,744
870,000	2.000	08/08/23	888,548
522,000	2.875	02/06/24	543,258
1,066,000	2.700	02/12/25	1,120,270
256,000	3.125	11/03/25	273,236
176,000	2.400	08/08/26	183,526
205,000	3.300	02/06/27	222,151
360,000	3.500	02/12/35	414,241
400,000	3.450	08/08/36	459,154
113,000	4.100	02/06/37	138,267

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Microsoft Corp. – (continued)
$400,000	4.450%	11/03/45	$ 540,799
300,000	3.700	08/08/46	364,150
250,000	4.250	02/06/47	327,229
1,251,000	2.525	06/01/50	1,249,900
1,700,000	2.921	03/17/52	1,802,905
1,196,000	2.675	06/01/60	1,204,413
100,000	3.041	03/17/62	109,231
NVIDIA Corp.
400,000	0.584	06/14/24	395,668
500,000	2.850	04/01/30	532,644
400,000	2.000	06/15/31	397,034
400,000	3.500	04/01/50	461,656
PayPal Holdings, Inc.
200,000	2.850	10/01/29	210,475
QUALCOMM, Inc.
216,000	2.900	05/20/24	225,180
330,000	3.450	05/20/25	352,338
320,000	3.250	05/20/27	344,431
126,000	2.150	05/20/30	127,424
200,000	4.650	05/20/35	249,509
536,000	4.800	05/20/45	727,442
250,000	4.300	05/20/47	318,958
Texas Instruments, Inc.
300,000	2.250	09/04/29	308,858
552,000	4.150	05/15/48	705,736
VMware, Inc.
50,000	3.900	08/21/27	54,536
400,000	2.200	08/15/31	389,946
Western Digital Corp.
1,000,000	4.750	02/15/26	1,083,750

			75,103,077

Transportation – 1.3%
CSX Corp.
696,000	3.250	06/01/27	743,084
120,000	3.800	03/01/28	132,445
46,000	4.100	03/15/44	54,155
490,000	3.800	11/01/46	563,821

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
FedEx Corp.
$540,000	3.100%	08/05/29	$ 575,450
92,000	5.100	01/15/44	118,292
250,000	4.750	11/15/45	310,921
234,000	4.550	04/01/46	284,121
260,000	4.400	01/15/47	310,446
584,000	4.950	10/17/48	757,924
160,000	5.250	05/15/50	217,156
FedEx Corp. Pass Through Trust, Series 2020-1
47,326	1.875	02/20/34	46,647
Southwest Airlines Co.
270,000	4.750	05/04/23	284,117
170,000	5.250	05/04/25	189,658
125,000	5.125	06/15/27	142,534
Union Pacific Corp.
414,000	3.950	09/10/28	465,251
500,000	2.400	02/05/30	511,868
310,000	3.799	10/01/51	367,554
95,000	2.950	03/10/52	97,290
408,000	3.839	03/20/60	482,826
950,000	3.799	04/06/71	1,127,669
United Parcel Service, Inc.
272,000	2.450	10/01/22	276,489
92,000	3.050	11/15/27	99,590
792,000	3.400	03/15/29	871,255
330,000	3.750	11/15/47	397,921
734,000	5.300	04/01/50	1,103,435

			10,531,919

Wireless – 5.8%
American Tower Corp.
250,000	4.000	06/01/25	268,656
1,050,000	3.375	10/15/26	1,116,938
200,000	2.750	01/15/27	207,091
715,000	3.800	08/15/29	776,590
80,000	2.900	01/15/30	82,057
251,000	3.100	06/15/50	244,572

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc.
$230,000	2.625%	12/01/22	$ 233,478
880,000	4.125	02/17/26	964,063
915,000	3.800	02/15/27	990,632
900,000	4.250	03/01/27	996,684
339,000	2.300	06/01/27	344,422
75,000	1.650	02/01/28	73,040
660,000	4.100	02/15/28	735,800
715,000	4.350	03/01/29	801,185
997,000	4.300	02/15/30	1,126,777
595,000	2.750	06/01/31	605,326
1,000,000	2.250	02/01/32	961,723
500,000	2.550	12/01/33	482,494
435,000	4.500	05/15/35	504,001
551,000	5.250	03/01/37	686,506
140,000	4.850	03/01/39	168,715
90,000	5.350	09/01/40	113,120
450,000	4.300	12/15/42	507,073
330,000	4.350	06/15/45	376,874
435,000	4.750	05/15/46	528,934
250,000	5.650	02/15/47	339,058
545,000	4.500	03/09/48	647,150
317,000	4.550	03/09/49	378,255
335,000	5.150	02/15/50	432,477
770,000	3.650	06/01/51	801,654
100,000	3.300	02/01/52	97,847
1,350,000	3.500	09/15/53	1,369,544
2,072,000	3.550	09/15/55	2,086,315
300,000	3.800	12/01/57	316,137
1,702,000	3.650	09/15/59	1,728,220
92,000	3.850	06/01/60	96,650
CC Holdings GS V LLC/Crown Castle GS III Corp.
450,000	3.849	04/15/23	467,341
Crown Castle International Corp.
60,000	3.150	07/15/23	62,012
510,000	4.450	02/15/26	561,034

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Crown Castle International Corp. – (continued)
$200,000	3.700%		06/15/26	$ 214,691
130,000	3.650		09/01/27	140,180
300,000	3.300		07/01/30	316,356
390,000	2.250		01/15/31	377,767
690,000	2.100		04/01/31	661,174
100,000	3.250		01/15/51	100,005
T-Mobile USA, Inc.
500,000	3.500		04/15/25	528,490
700,000	3.750		04/15/27	753,701
1,300,000	3.875		04/15/30	1,410,042
500,000	2.550		02/15/31	493,261
50,000	2.250		11/15/31	47,988
500,000	3.000		02/15/41	477,894
590,000	4.500		04/15/50	692,738
820,000	3.300		02/15/51	802,015
Verizon Communications, Inc.
650,000	3.500		11/01/24	690,495
184,000	3.376		02/15/25	195,133
450,000	4.125		03/16/27	500,329
1,070,000	2.100		03/22/28	1,065,589
722,000	4.329		09/21/28	821,896
860,000	4.016		12/03/29	962,343
471,000	3.150		03/22/30	498,370
300,000	1.500		09/18/30	281,120
1,350,000	2.550		03/21/31	1,366,943
50,000	2.355	(b)	03/15/32	49,536
485,000	4.500		08/10/33	570,666
750,000	4.400		11/01/34	882,382
220,000	4.272		01/15/36	259,970
510,000	5.250		03/16/37	669,487
1,070,000	2.650		11/20/40	1,021,057
510,000	3.400		03/22/41	544,185
450,000	3.850		11/01/42	509,247
60,000	6.550		09/15/43	94,559
204,000	4.125		08/15/46	239,905

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$700,000	4.862%		08/21/46	$ 913,914
815,000	4.522		09/15/48	1,036,350
330,000	5.012		04/15/49	449,485
400,000	2.875		11/20/50	387,744
800,000	3.550		03/22/51	878,989
394,000	5.012		08/21/54	553,841
469,000	4.672		03/15/55	629,166
850,000	2.987		10/30/56	828,750
500,000	3.000		11/20/60	481,631
725,000	3.700		03/22/61	804,912

				48,484,741

TOTAL CORPORATE OBLIGATIONS (Cost $661,542,510)				$672,458,494

Foreign Corporate Debt – 18.6%
Banks – 9.5%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$1,000,000	0.875%		09/18/23	$ 999,100
200,000	1.125		09/18/25	197,014
Banco Santander SA (Spain)
200,000	2.706		06/27/24	207,264
1,600,000	2.746		05/28/25	1,662,452
400,000	1.849		03/25/26	400,121
600,000	4.250		04/11/27	662,157
600,000	3.490		05/28/30	636,016
600,000	2.749		12/03/30	588,466
400,000	2.958		03/25/31	410,628
Bank of Montreal (Canada)
(5 Year USD Swap + 1.280%)
100,000	4.338	(a)	10/05/28	105,875
(5 Year USD Swap + 1.432%)
1,750,000	3.803	(a)	12/15/32	1,892,188
Bank of Montreal, MTN (Canada)
210,000	2.550		11/06/22	213,685
250,000	0.625		07/09/24	247,083
(SOFR + 0.603%)
40,000	0.949	(a)	01/22/27	38,990

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Bank of Montreal, Series E (Canada)
$50,000	3.300%		02/05/24	$ 52,382
Bank of Nova Scotia (The) (Canada)
500,000	2.000		11/15/22	507,242
800,000	3.400		02/11/24	841,907
300,000	4.500		12/16/25	332,016
Barclays PLC (United Kingdom)
1,000,000	3.684		01/10/23	1,003,055
(3M USD LIBOR + 1.356%)
1,100,000	4.338	(a)	05/16/24	1,151,967
890,000	3.650		03/16/25	945,929
1,035,000	4.375		01/12/26	1,132,594
(SOFR + 2.714%)
200,000	2.852	(a)	05/07/26	206,222
210,000	5.200		05/12/26	236,215
350,000	4.836		05/09/28	387,309
(US 5 Year CMT T-Note + 2.900%)
200,000	3.564	(a)	09/23/35	207,033
(US 1 Year CMT T-Note + 1.700%)
500,000	3.811	(a)	03/10/42	528,516
330,000	5.250		08/17/45	442,888
800,000	4.950		01/10/47	1,041,079
Canadian Imperial Bank of Commerce (Canada)
1,160,000	3.500		09/13/23	1,218,419
450,000	3.100		04/02/24	471,327
300,000	2.250		01/28/25	309,333
Cooperatieve Rabobank UA (Netherlands)
370,000	3.950		11/09/22	380,546
350,000	4.625		12/01/23	374,025
815,000	3.750		07/21/26	882,361
468,000	5.250		05/24/41	652,632
745,000	5.250		08/04/45	1,009,973
Deutsche Bank AG (Germany)
530,000	3.300		11/16/22	542,877
950,000	3.950		02/27/23	983,746
130,000	3.700		05/30/24	136,958

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Deutsche Bank AG (Germany) – (continued)
(SOFR + 2.581%)
$800,000	3.961	%(a)	11/26/25	$ 849,382
(SOFR + 1.718%)
300,000	3.035	(a)	05/28/32	301,745
HSBC Holdings PLC (United Kingdom)
540,000	4.250		03/14/24	572,363
(3M USD LIBOR + 0.987%)
800,000	3.950	(a)	05/18/24	832,208
400,000	4.250		08/18/25	431,559
(SOFR + 1.402%)
550,000	2.633	(a)	11/07/25	563,380
750,000	4.300		03/08/26	822,283
1,390,000	3.900		05/25/26	1,503,778
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	541,316
(3M USD LIBOR + 1.535%)
700,000	4.583	(a)	06/19/29	784,850
1,080,000	4.950		03/31/30	1,266,854
(3M USD LIBOR + 1.610%)
800,000	3.973	(a)	05/22/30	873,661
(SOFR + 2.387%)
1,155,000	2.848	(a)	06/04/31	1,175,681
(SOFR + 1.947%)
1,050,000	2.357	(a)	08/18/31	1,026,342
(SOFR + 1.187%)
300,000	2.804	(a)	05/24/32	300,828
250,000	6.500		05/02/36	339,843
546,000	6.500		09/15/37	757,985
405,000	6.800		06/01/38	578,292
130,000	6.100		01/14/42	187,241
ING Groep NV (Netherlands)
590,000	4.100		10/02/23	623,586
300,000	3.550		04/09/24	316,395
200,000	3.950		03/29/27	218,596
490,000	4.550		10/02/28	564,552
330,000	4.050		04/09/29	371,519

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Lloyds Banking Group PLC (United Kingdom)
$700,000	4.050%		08/16/23	$ 736,801
(3M USD LIBOR + 0.810%)
1,000,000	2.907	(a)	11/07/23	1,017,932
(US 1 Year CMT T-Note + 3.500%)
300,000	3.870	(a)	07/09/25	318,910
1,000,000	4.375		03/22/28	1,126,557
(3M USD LIBOR + 1.205%)
300,000	3.574	(a)	11/07/28	320,967
200,000	5.300		12/01/45	268,892
290,000	4.344		01/09/48	348,549
Mitsubishi UFJ Financial Group, Inc. (Japan)
290,000	3.761		07/26/23	304,325
690,000	3.407		03/07/24	725,183
600,000	2.193		02/25/25	614,686
850,000	3.850		03/01/26	924,667
830,000	3.677		02/22/27	905,213
150,000	3.287		07/25/27	160,734
524,000	3.961		03/02/28	581,435
100,000	3.741		03/07/29	110,010
500,000	3.195		07/18/29	527,674
640,000	2.559		02/25/30	650,866
200,000	2.048		07/17/30	195,703
(US 1 Year CMT T-Note + 0.950%)
1,000,000	2.309	(a)	07/20/32	990,967
700,000	3.751		07/18/39	794,171
Mizuho Financial Group, Inc. (Japan)
(3M USD LIBOR + 0.830%)
200,000	2.226	(a)	05/25/26	203,885
560,000	2.839		09/13/26	586,220
1,085,000	4.018		03/05/28	1,210,305
(SOFR + 1.772%)
950,000	2.201	(a)	07/10/31	932,227
(SOFR + 1.532%)
1,000,000	1.979	(a)	09/08/31	974,307
National Australia Bank Ltd. (Australia)
940,000	2.500		07/12/26	984,498

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
NatWest Group PLC (United Kingdom)
$57,000	6.125%		12/15/22	$ 60,057
(3M USD LIBOR + 1.550%)
490,000	4.519	(a)	06/25/24	515,569
(3M USD LIBOR + 1.762%)
885,000	4.269	(a)	03/22/25	942,281
(US 1 Year CMT T-Note + 2.550%)
355,000	3.073	(a)	05/22/28	373,629
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	396,761
(US 5 Year CMT T-Note + 2.100%)
600,000	3.754	(a)	11/01/29	631,524
(3M USD LIBOR + 1.905%)
500,000	5.076	(a)	01/27/30	583,029
(3M USD LIBOR + 1.871%)
370,000	4.445	(a)	05/08/30	418,140
(US 5 Year CMT T-Note + 2.350%)
420,000	3.032	(a)	11/28/35	416,490
Royal Bank of Canada, GMTN (Canada)
370,000	1.600		04/17/23	375,319
1,100,000	3.700		10/05/23	1,156,969
300,000	4.650		01/27/26	333,310
Royal Bank of Canada (Canada)
300,000	1.200		04/27/26	296,034
Royal Bank of Canada, MTN (Canada)
100,000	0.500		10/26/23	99,491
Santander UK Group Holdings PLC (United Kingdom)
200,000	3.571		01/10/23	200,657
(3M USD LIBOR + 1.570%)
200,000	4.796	(a)	11/15/24	213,557
Santander UK PLC (United Kingdom)
1,100,000	4.000		03/13/24	1,170,451
Sumitomo Mitsui Financial Group, Inc. (Japan)
300,000	2.778		10/18/22	305,522
800,000	3.102		01/17/23	821,485
300,000	2.696		07/16/24	310,736
300,000	0.948		01/12/26	291,879

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan) – (continued)
$400,000	3.784%		03/09/26	$ 433,217
50,000	2.632		07/14/26	51,865
300,000	1.402		09/17/26	294,792
910,000	3.010		10/19/26	959,409
100,000	3.446		01/11/27	107,546
150,000	3.364		07/12/27	161,497
500,000	3.040		07/16/29	524,070
1,000,000	2.750		01/15/30	1,035,834
1,240,000	2.130		07/08/30	1,224,181
1,000,000	2.222		09/17/31	984,174
Toronto-Dominion Bank (The), MTN (Canada)
800,000	2.650		06/12/24	831,735
290,000	1.150		06/12/25	288,988
300,000	0.750		01/06/26	292,602
Toronto-Dominion Bank (The)(a) (Canada)
(5 Year USD Swap + 2.205%)
50,000	3.625		09/15/31	54,250
Toronto-Dominion Bank (The), GMTN (Canada)
1,885,000	3.500		07/19/23	1,973,530
Westpac Banking Corp. (Australia)
50,000	2.000		01/13/23	50,832
100,000	3.300		02/26/24	105,268
300,000	1.019		11/18/24	299,200
100,000	2.350		02/19/25	103,494
500,000	2.850		05/13/26	529,330
290,000	1.150		06/03/26	286,829
100,000	3.350		03/08/27	108,062
100,000	3.400		01/25/28	109,305
300,000	2.650		01/16/30	314,222
400,000	2.150		06/03/31	401,571
(US 5 Year CMT T-Note + 2.000%)
100,000	4.110	(a)	07/24/34	108,819
(US 5 Year CMT T-Note + 1.750%)
300,000	2.668	(a)	11/15/35	294,447
600,000	4.421		07/24/39	712,124
100,000	2.963		11/16/40	98,845

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp.(a), GMTN (Australia)
(5 Year USD Swap + 2.236%)
$400,000	4.322%	11/23/31	$ 436,398

			79,648,839

Beverages – 0.1%
Coca-Cola Femsa SAB de CV (Mexico)
700,000	2.750	01/22/30	716,180

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
120,000	4.850	03/29/29	139,626
125,000	4.350	04/15/30	141,917
309,000	4.700	09/20/47	381,815

			663,358

Consumer Noncyclical – 1.3%
AstraZeneca PLC (United Kingdom)
300,000	0.300	05/26/23	298,584
490,000	3.375	11/16/25	525,908
204,000	0.700	04/08/26	196,760
370,000	3.125	06/12/27	395,455
477,000	1.375	08/06/30	449,126
330,000	6.450	09/15/37	487,927
80,000	4.375	11/16/45	102,950
360,000	4.375	08/17/48	468,662
BAT Capital Corp. (United Kingdom)
300,000	3.215	09/06/26	312,620
300,000	2.259	03/25/28	293,481
1,500,000	4.540	08/15/47	1,579,923
Novartis Capital Corp. (Switzerland)
70,000	3.400	05/06/24	74,078
200,000	1.750	02/14/25	203,131
489,000	3.000	11/20/25	518,336
702,000	3.100	05/17/27	753,466
700,000	2.200	08/14/30	713,589
220,000	4.400	05/06/44	282,647
300,000	4.000	11/20/45	368,908
225,000	2.750	08/14/50	230,222
Reynolds American, Inc. (United Kingdom)
300,000	5.850	08/15/45	365,942

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Takeda Pharmaceutical Co., Ltd. (Japan)
$200,000	4.400%		11/26/23	$ 212,851
500,000	5.000		11/26/28	588,956
750,000	2.050		03/31/30	728,488
750,000	3.175		07/09/50	769,785

				10,921,795

Consumer Products – 0.1%
Unilever Capital Corp. (United Kingdom)
100,000	2.900		05/05/27	106,414
500,000	3.500		03/22/28	552,893
500,000	2.125		09/06/29	510,087

				1,169,394

Energy – 2.3%
BP Capital Markets PLC (United Kingdom)
120,000	2.500		11/06/22	122,237
160,000	3.994		09/26/23	168,809
390,000	3.814		02/10/24	412,234
570,000	3.535		11/04/24	606,342
200,000	3.506		03/17/25	212,772
200,000	3.279		09/19/27	214,119
507,000	3.723		11/28/28	557,854
Canadian Natural Resources Ltd. (Canada)
300,000	2.950		01/15/23	306,532
800,000	3.850		06/01/27	858,431
Canadian Natural Resources Ltd., GMTN (Canada)
210,000	4.950		06/01/47	260,883
Cenovus Energy, Inc. (Canada)
133,000	5.375		07/15/25	147,630
100,000	4.400		04/15/29	110,363
777,000	6.750		11/15/39	1,042,228
102,000	5.400		06/15/47	124,774
Enbridge, Inc. (Canada)
320,000	4.000		10/01/23	335,013
782,000	3.125		11/15/29	820,781
(3M USD LIBOR + 3.641%)
300,000	6.250	(a)	03/01/78	328,500
Equinor ASA (Norway)
70,000	2.450		01/17/23	71,385

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Equinor ASA (Norway) – (continued)
$500,000	2.875%	04/06/25	$ 525,159
200,000	1.750	01/22/26	201,424
300,000	3.125	04/06/30	322,129
100,000	2.375	05/22/30	101,546
140,000	3.950	05/15/43	163,778
752,000	3.250	11/18/49	807,205
250,000	3.700	04/06/50	289,802
Shell International Finance BV (Netherlands)
700,000	2.000	11/07/24	716,415
500,000	3.250	05/11/25	531,536
500,000	2.875	05/10/26	529,544
800,000	3.875	11/13/28	893,088
400,000	2.375	11/07/29	408,946
500,000	4.125	05/11/35	586,598
936,000	6.375	12/15/38	1,376,563
892,000	4.375	05/11/45	1,100,287
674,000	4.000	05/10/46	796,314
379,000	3.750	09/12/46	431,567
282,000	3.125	11/07/49	294,601
Suncor Energy, Inc. (Canada)
434,000	4.000	11/15/47	483,589
100,000	3.750	03/04/51	108,416
TotalEnergies Capital International SA (France)
300,000	3.750	04/10/24	318,839
500,000	2.829	01/10/30	526,108
500,000	2.986	06/29/41	511,823
450,000	3.127	05/29/50	465,743
TotalEnergies Capital SA (France)
244,000	3.883	10/11/28	273,204

			19,465,111

Financial Company – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
500,000	3.150	02/15/24	516,468
500,000	3.500	01/15/25	523,160
300,000	6.500	07/15/25	343,846
1,000,000	2.450	10/29/26	1,004,472

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Financial Company – (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) – (continued)
$300,000	3.000%	10/29/28	$ 302,503
1,000,000	3.300	01/30/32	1,007,272
300,000	3.400	10/29/33	301,334

			3,999,055

Food and Beverage – 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
785,000	3.650	02/01/26	846,239
950,000	4.700	02/01/36	1,145,915
1,685,000	4.900	02/01/46	2,137,708
Anheuser-Busch InBev Finance, Inc. (Belgium)
200,000	3.650	02/01/26	215,552
100,000	4.000	01/17/43	111,971
535,000	4.625	02/01/44	647,155
300,000	4.900	02/01/46	380,543
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
790,000	4.000	04/13/28	881,692
1,100,000	4.750	01/23/29	1,281,580
317,000	4.900	01/23/31	382,283
620,000	4.375	04/15/38	722,802
500,000	5.450	01/23/39	657,239
100,000	4.350	06/01/40	117,591
790,000	4.950	01/15/42	992,329
605,000	4.600	04/15/48	741,082
210,000	4.439	10/06/48	254,567
836,000	5.550	01/23/49	1,164,886
150,000	4.500	06/01/50	186,105
310,000	4.750	04/15/58	394,217
434,000	5.800	01/23/59	636,770
Diageo Capital PLC (United Kingdom)
400,000	2.625	04/29/23	408,612

			14,306,838

Forest Products & Paper – 0.1%
Suzano Austria GmbH, Series DM3N (Brazil)
434,000	3.125	01/15/32	403,180

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Insurance – 0.0%
Manulife Financial Corp.(a) (Canada) (5 Year USD Swap + 1.647%)
$300,000	4.061%	02/24/32	$ 323,979

Internet – 0.4%
Alibaba Group Holding Ltd. (China)
500,000	3.600	11/28/24	528,975
840,000	3.400	12/06/27	894,082
600,000	2.125	02/09/31	582,338
400,000	4.000	12/06/37	437,263
550,000	4.200	12/06/47	618,626
300,000	3.150	02/09/51	287,130
200,000	4.400	12/06/57	233,283

			3,581,697

Lodging – 0.0%
Sands China Ltd. (Macau)
280,000	5.125	08/08/25	296,450

Media – 0.1%
Grupo Televisa SAB (Mexico)
200,000	5.000	05/13/45	241,350
200,000	6.125	01/31/46	276,588
200,000	5.250	05/24/49	258,265

			776,203

Metals and Mining – 0.2%
BHP Billiton Finance USA Ltd. (Australia)
150,000	4.125	02/24/42	179,216
650,000	5.000	09/30/43	864,230
Rio Tinto Finance USA Ltd. (Australia)
80,000	7.125	07/15/28	104,179
525,000	5.200	11/02/40	705,255
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	96,027

			1,948,907

Mining – 0.6%
Barrick Gold Corp. (Canada)
405,000	5.250	04/01/42	530,562
Barrick North America Finance LLC (Canada)
50,000	5.700	05/30/41	68,782
170,000	5.750	05/01/43	236,006
Barrick PD Australia Finance Pty Ltd. (Canada)
100,000	5.950	10/15/39	137,705

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Mining – (continued)
Southern Copper Corp. (Peru)
$341,000	7.500%		07/27/35	$ 485,010
331,000	6.750		04/16/40	459,329
386,000	5.250		11/08/42	481,176
291,000	5.875		04/23/45	392,744
Vale Overseas Ltd. (Brazil)
930,000	6.250		08/10/26	1,059,038
350,000	6.875		11/21/36	450,406
552,000	6.875		11/10/39	727,260

				5,028,018

Oil Company-Exploration & Production – 0.0%
CNOOC Finance 2013 Ltd. (China)
300,000	3.000		05/09/23	308,335

Oil Company-Integrated – 0.2%
Ecopetrol SA (Colombia)
250,000	5.875		09/18/23	265,625
150,000	4.125		01/16/25	151,312
200,000	5.375		06/26/26	209,625
300,000	6.875		04/29/30	333,000
468,000	7.375		09/18/43	503,685
400,000	5.875		05/28/45	369,000

				1,832,247

Technology – 0.2%
NXP BV/NXP Funding LLC(b)(China)
170,000	4.875		03/01/24	183,017
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
500,000	3.400	(b)	05/01/30	533,784
500,000	2.500	(b)	05/11/31	499,425

				1,216,226

Telecommunications – 0.2%
America Movil SAB de CV (Mexico)
266,000	2.875		05/07/30	275,821
640,000	6.125		03/30/40	900,444
470,000	4.375		04/22/49	585,934

				1,762,199

Wireless – 0.5%
Rogers Communications, Inc. (Canada)
70,000	4.100		10/01/23	73,407

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wireless – (continued)
Rogers Communications, Inc. (Canada) – (continued)
$500,000	4.350%	05/01/49	$ 583,401
Vodafone Group PLC (United Kingdom)
1,000,000	3.750	01/16/24	1,059,950
50,000	4.125	05/30/25	54,291
300,000	5.000	05/30/38	373,526
700,000	5.250	05/30/48	914,015
450,000	4.875	06/19/49	563,526
700,000	4.250	09/17/50	808,458

			4,430,574

Wirelines – 0.5%
British Telecommunications PLC (United Kingdom)
300,000	9.625	12/15/30	446,490
Orange SA (France)
930,000	9.000	03/01/31	1,431,992
260,000	5.375	01/13/42	345,016
Telefonica Emisiones SA (Spain)
200,000	4.103	03/08/27	220,877
100,000	7.045	06/20/36	143,825
450,000	4.665	03/06/38	523,198
600,000	5.213	03/08/47	754,152
415,000	4.895	03/06/48	506,184

			4,371,734

TOTAL FOREIGN CORPORATE DEBT (Cost $155,613,000)			$ 157,170,319

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,168,540	0.026%	$ 4,168,540
(Cost $4,168,540)

TOTAL INVESTMENTS – 99.1% (Cost $821,324,050)		$833,797,353

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		7,287,094

NET ASSETS – 100.0%		$841,084,447

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Index
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 79.4%
U.S. Treasury Bills
$221,236,600	0.053%	01/04/22	$ 221,227,983
4,400,000	0.025	01/27/22	4,399,713
4,015,000	0.036	01/27/22	4,014,738
2,475,000	0.037	01/27/22	2,474,838
4,180,000	0.046	01/27/22	4,179,727
1,980,000	0.047	01/27/22	1,979,871
79,612,400	0.051	01/27/22	79,607,201
1,760,000	0.052	01/27/22	1,759,885
6,240,000	0.025	02/24/22	6,239,352
168,000	0.033	02/24/22	167,983
5,226,000	0.037	02/24/22	5,225,457
468,000	0.040	02/24/22	467,951
1,506,000	0.041	02/24/22	1,505,844
392,000	0.043	02/24/22	391,959
2,340,000	0.045	02/24/22	2,339,757
182,495,600	0.046	02/24/22	182,476,644
702,000	0.047	02/24/22	701,927
92,815,600	0.048	02/24/22	92,805,959
22,572,700	0.049	02/24/22	22,570,355
784,000	0.050	02/24/22	783,919
1,374,000	0.051	02/24/22	1,373,857
390,000	0.052	02/24/22	389,959
198,000	0.030	03/24/22	197,971
198,000	0.037	03/24/22	197,971
2,211,000	0.040	03/24/22	2,210,679
3,696,000	0.041	03/24/22	3,695,464
495,000	0.042	03/24/22	494,928
34,595,900	0.043	03/24/22	34,590,879
3,366,000	0.045	03/24/22	3,365,512
95,182,200	0.046	03/24/22	95,168,387
429,000	0.048	03/24/22	428,938
924,000	0.050	03/24/22	923,866
400,000	0.051	03/24/22	399,942
240,000	0.052	03/24/22	239,965
720,000	0.056	03/24/22	719,896

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$98,342,400	0.058%	03/24/22	$ 98,328,129
480,000	0.061	03/24/22	479,930
61,645,800	0.024	04/21/22	61,628,889
4,000,000	0.036	04/21/22	3,998,903
300,000	0.038	04/21/22	299,918
750,000	0.040	04/21/22	749,794
300,000	0.041	04/21/22	299,918
6,480,000	0.046	04/21/22	6,478,222
1,655,000	0.047	04/21/22	1,654,546
7,578,100	0.048	04/21/22	7,576,021
600,000	0.050	04/21/22	599,835
1,300,000	0.051	04/21/22	1,299,643
3,800,000	0.052	04/21/22	3,798,958
200,000	0.056	04/21/22	199,945
459,000	0.057	04/21/22	458,874
300,000	0.070	04/21/22	299,918
98,396,300	0.084	05/05/22	98,363,396
23,535,400	0.039	05/19/22	23,526,125
1,200,000	0.041	05/19/22	1,199,527
1,005,000	0.045	05/19/22	1,004,604
90,000	0.046	05/19/22	89,965
225,000	0.051	05/19/22	224,911
450,000	0.052	05/19/22	449,823
135,000	0.057	05/19/22	134,947
75,000	0.061	05/19/22	74,970
45,000	0.066	05/19/22	44,982
90,000	0.077	05/19/22	89,965
107,350,000	0.097	05/26/22	107,305,427
300,000	0.051	06/16/22	299,843
1,340,000	0.052	06/16/22	1,339,301
600,000	0.055	06/16/22	599,687
2,360,000	0.056	06/16/22	2,358,768
660,000	0.061	06/16/22	659,656
1,520,000	0.062	06/16/22	1,519,207
28,720,900	0.067	06/16/22	28,705,908

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$180,000	0.077%	06/16/22	$ 179,906
120,000	0.085	06/16/22	119,937
8,932,000	0.094	06/16/22	8,927,338
4,240,000	0.051	07/14/22	4,237,078
318,000	0.052	07/14/22	317,781
795,000	0.055	07/14/22	794,452
69,705,300	0.059	07/14/22	69,657,258
2,070,000	0.066	07/14/22	2,068,573
15,589,300	0.067	07/14/22	15,578,556
265,000	0.071	07/14/22	264,817
159,000	0.076	07/14/22	158,890
477,000	0.086	07/14/22	476,671
318,000	0.096	07/14/22	317,781
9,858,200	0.114	07/14/22	9,851,406
45,000	0.086	08/11/22	44,959
26,713,400	0.096	08/11/22	26,688,971
90,000	0.121	08/11/22	89,918
45,000	0.107	10/06/22	44,930
26,722,400	0.125	10/06/22	26,680,837
90,000	0.147	10/06/22	89,860
16,125,000	0.210	11/03/22	16,093,427

TOTAL U.S. TREASURY BILLS (Cost $1,418,605,704)			$1,418,545,078

U.S. Treasury Notes – 20.4%
U.S. Treasury Notes
$322,000	0.045%	01/15/22	$ 322,956
276,000	0.048	01/15/22	276,819
65,403,600	0.085	01/15/22	65,597,767
16,203,900	0.096	01/15/22	16,252,005
184,000	0.101	01/15/22	184,546
276,000	0.174	01/15/22	276,819
54,000	0.046	02/15/22	54,271
6,000	0.050	02/15/22	6,030
63,000	0.053	02/15/22	63,316
2,966,200	0.057	02/15/22	2,981,089
12,510,000	0.088	02/15/22	12,572,794

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$36,000	0.092%	02/15/22	$ 36,181
54,000	0.131	02/15/22	54,271
154,000	0.064	05/31/22	155,263
39,364,900	0.089	05/31/22	39,687,815
132,000	0.099	05/31/22	133,083
105,000	0.070	06/15/22	105,929
26,226,100	0.090	06/15/22	26,458,140
90,000	0.100	06/15/22	90,796
28,129,300	0.078	08/15/22	28,395,210
96,000	0.127	08/15/22	96,908
19,389,900	0.144	08/15/22	19,573,195
71,300,300	0.120	09/30/22	71,262,700
240,000	0.151	09/30/22	239,874
79,170,200	0.207	10/31/22	80,438,728

TOTAL U.S. TREASURY NOTES (Cost $365,407,398)			$ 365,316,505

TOTAL INVESTMENTS – 99.8% (Cost $1,784,013,102)			$1,783,861,583

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			4,199,190

NET ASSETS – 100.0%			$1,788,060,773

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 29.5%
FHLMC REMIC(a) (12M USD LIBOR + 1.781%)
$918,315	2.055%	10/01/44	$ 966,284
FHLMC REMIC(a) (12M USD LIBOR + 1.803%)
5,150,405	2.093	10/01/43	5,432,238
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
219,076	0.989	10/15/33	223,870
FHLMC REMIC Series 2003-2711, Class FA(a) (1M USD LIBOR + 1.000%)
247,547	1.089	11/15/33	253,869
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
652,511	0.439	09/15/35	657,112
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
224,418	0.509	04/15/37	225,941
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
29,552	0.489	12/15/36	29,744
FHLMC REMIC Series 2007-3316, Class FB(a) (1M USD LIBOR + 0.300%)
761,531	0.389	08/15/35	765,703
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
140,493	0.689	09/15/37	142,835
FHLMC REMIC Series 2009-3593, Class CF(a) (1M USD LIBOR + 0.600%)
1,608,340	0.689	02/15/36	1,634,707
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
141,918	0.439	12/15/40	142,219
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
492,898	0.459	05/15/32	494,800
FHLMC REMIC Series 2012-4057, Class FE(a) (1M USD LIBOR + 0.450%)
1,040,844	0.539	06/15/42	1,052,654
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
258,638	0.589	06/15/42	261,178
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
282,897	0.389	11/15/41	283,416
FHLMC REMIC Series 2012-4126, Class GF(a) (1M USD LIBOR + 0.400%)
2,489,511	0.489	11/15/42	2,501,993
FHLMC REMIC Series 2013-4203, Class QF(a) (1M USD LIBOR + 0.250%)
1,381,501	0.339	05/15/43	1,382,282
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
104,285	0.539	05/15/41	105,380
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
79,149	0.489	11/15/43	79,881
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
91,272	0.439	11/15/43	91,817

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC REMIC Series 2017-4678, Class AF(a) (1M USD LIBOR + 0.400%)
$2,537,676	0.482%	12/15/42	$ 2,535,000
FHLMC REMIC Series 2017-4719, Class AF(a) (1M USD LIBOR + 0.350%)
4,155,349	0.439	09/15/47	4,185,827
FHLMC REMIC Series 2018-4787, Class ZS
1,256,858	5.000	07/01/48	1,379,007
FHLMC REMIC Series 2018-4818, Class FC(a) (1M USD LIBOR + 0.300%)
291,869	0.389	04/15/48	292,453
FHLMC REMIC Series 2018-4852, Class BF(a) (1M USD LIBOR + 0.400%)
1,959,715	0.489	12/15/48	1,974,183
FHLMC REMIC Series 2019-4897, Class F(a) (1M USD LIBOR + 0.400%)
1,516,445	0.489	07/15/49	1,530,727
FHLMC REMIC Series 2019-4903, Class F(a) (1M USD LIBOR + 0.450%)
245,898	0.539	09/15/48	248,362
FHLMC REMIC Series 2019-4906, Class NF(a) (1M USD LIBOR + 0.400%)
2,244,578	0.482	03/15/38	2,258,851
FHLMC REMIC Series 2019-4942, Class FA(a) (1M USD LIBOR + 0.500%)
1,608,348	0.592	01/25/50	1,621,856
FHLMC REMIC Series 2020-5002, Class FJ(a) (1M USD LIBOR + 0.400%)
244,579	0.492	07/25/50	246,120
FHLMC REMIC Series 2020-5031, Class FA(a) (SOFR + 0.300%)
3,075,716	0.348	08/15/43	3,077,919
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
213,070	0.439	08/15/36	214,906
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
532,674	0.389	08/15/36	536,861
FNMA REMIC Series 2002-53, Class FY(a) (1M USD LIBOR + 0.500%)
247,614	0.592	08/25/32	250,926
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
148,129	0.492	07/25/34	149,182
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
366,193	0.542	07/25/34	369,536
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
543,559	0.612	01/25/36	551,054
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
568,039	0.542	10/25/35	573,720
FNMA REMIC Series 2006-110, Class AF(a) (1M USD LIBOR + 0.330%)
2,954,652	0.422	11/25/36	2,973,324
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
149,657	0.392	03/25/36	150,103

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
$71,741	0.392%	05/25/36	$ 72,070
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
129,590	0.502	06/25/36	130,753
FNMA REMIC Series 2006-44, Class FP(a) (1M USD LIBOR + 0.400%)
1,205,474	0.492	06/25/36	1,216,239
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
243,279	0.452	07/25/36	244,858
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
500,953	0.442	08/25/36	504,395
FNMA REMIC Series 2006-88, Class AF(a) (1M USD LIBOR + 0.460%)
437,847	0.552	09/25/36	443,254
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
85,080	0.342	04/25/37	85,414
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
232,843	0.412	07/25/37	234,128
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
64,898	0.792	02/25/38	65,884
FNMA REMIC Series 2009-110, Class FG(a) (1M USD LIBOR + 0.750%)
287,347	0.842	01/25/40	292,505
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
188,255	0.492	10/25/40	189,812
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
226,122	0.492	10/25/40	228,115
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
143,031	0.562	12/25/40	144,339
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
443,761	1.022	06/25/36	453,412
FNMA REMIC Series 2010-39, Class FE(a) (1M USD LIBOR + 0.770%)
700,306	0.862	06/25/37	715,010
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
293,320	1.012	03/25/36	300,992
FNMA REMIC Series 2010-46, Class WF(a) (1M USD LIBOR + 0.750%)
2,115,027	0.842	05/25/40	2,163,925
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
205,530	0.842	05/25/40	210,078
FNMA REMIC Series 2010-59, Class FN(a) (1M USD LIBOR + 0.730%)
2,645,003	0.822	06/25/40	2,693,992
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
171,193	0.692	11/25/40	171,788

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
$203,346	0.672%	06/25/41	$ 206,321
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
193,629	0.642	09/25/41	196,433
FNMA REMIC Series 2012-101, Class FC(a) (1M USD LIBOR + 0.500%)
154,368	0.592	09/25/42	155,881
FNMA REMIC Series 2012-14, Class BF(a) (1M USD LIBOR + 0.600%)
1,010,128	0.692	03/25/42	1,029,178
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
198,806	0.592	12/25/35	200,894
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
128,748	0.392	02/25/43	129,104
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
132,852	0.542	01/25/44	134,487
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
951,729	0.392	09/25/41	953,194
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
102,227	0.592	02/25/43	103,307
FNMA REMIC Series 2014-17, Class FE(a) (1M USD LIBOR + 0.550%)
1,085,136	0.642	04/25/44	1,099,999
FNMA REMIC Series 2014-28, Class FD(a) (1M USD LIBOR + 0.450%)
3,037,747	0.542	05/25/44	3,071,493
FNMA REMIC Series 2014-47, Class AF(a) (1M USD LIBOR + 0.350%)
474,084	0.432	08/25/44	472,976
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
132,370	0.392	05/25/45	132,896
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
514,988	0.392	12/25/45	517,105
FNMA REMIC Series 2016-49, Class EF(a) (1M USD LIBOR + 0.400%)
1,184,368	0.492	08/25/46	1,191,752
FNMA REMIC Series 2016-67, Class AF(a) (1M USD LIBOR + 0.400%)
5,431,239	0.492	09/25/46	5,464,832
FNMA REMIC Series 2017-16, Class FA(a) (1M USD LIBOR + 0.450%)
961,342	0.542	03/25/47	969,379
FNMA REMIC Series 2017-91, Class GF(a) (1M USD LIBOR + 0.350%)
2,188,361	0.442	11/25/47	2,200,619
FNMA REMIC Series 2018-15, Class JF(a) (1M USD LIBOR + 0.300%)
1,227,962	0.392	03/25/48	1,232,773
FNMA REMIC Series 2018-3385, Class MA
1,394,718	4.500	06/01/48	1,498,114

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2019-41, Class FM(a) (1M USD LIBOR + 0.450%)
$1,697,281	0.542%	08/25/49	$ 1,709,334
FNMA REMIC Series 2019-6, Class KF(a) (1M USD LIBOR + 0.450%)
2,661,014	0.542	03/25/49	2,688,480
FNMA REMIC Series 2020-6347, Class BM(a) (12M USD LIBOR + 1.737%)
1,600,935	2.061	02/01/41	1,689,640
GNMA Series 2004-59, Class FP(a) (1M USD LIBOR + 0.300%)
520,177	0.389	08/16/34	522,662
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
483,652	0.459	01/16/35	485,769
GNMA Series 2007-26, Class FL(a) (1M USD LIBOR + 0.200%)
3,126,002	0.291	05/20/37	3,131,220
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
147,627	0.591	10/20/37	149,891
GNMA Series 2013-99, Class PF(a) (1M USD LIBOR + 0.300%)
2,045,476	0.391	07/20/43	2,055,230
GNMA Series 2019-110, Class F(a) (1M USD LIBOR + 0.450%)
2,557,812	0.541	09/20/49	2,572,793
GNMA Series 2019-56, Class FB(a) (1M USD LIBOR + 0.450%)
2,664,109	0.541	05/20/49	2,685,374
GNMA Series 2019-58, Class FA(a) (1M USD LIBOR + 0.400%)
1,357,184	0.491	05/20/49	1,368,021
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class ASB
592,678	2.713	08/15/49	608,421
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class ASB
552,838	3.540	08/15/48	574,848
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3
176,612	2.655	02/15/46	177,079
Wells Fargo Commercial Mortgage Trust Series 2013-LC12, Class A4(a)
700,000	4.218	07/15/46	729,567
WFRBS Commercial Mortgage Trust Series 2012-C10, Class A3
537,000	2.875	12/15/45	543,665

TOTAL MORTGAGE-BACKED SECURITIES (Cost $94,872,498)			$ 95,061,534

Asset- Backed Securities – 24.5%
Access to Loans for Learning Student Loan Corp., Series 2010-I, Class A3(a) (3M USD LIBOR + 0.800%)
$789,325	0.924%	04/25/37	$ 796,134

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Access to Loans for Learning Student Loan Corp., Series 2012-1, Class A(a) (1M USD LIBOR + 0.700%)
$23,998	0.792%	07/25/36	$ 23,890
American Express Credit Account Master Trust, Series 2017-2, Class A(a) (1M USD LIBOR + 0.450%)
135,000	0.540	09/16/24	135,102
American Express Credit Account Master Trust, Series 2019-3, Class A
1,070,000	2.000	04/15/25	1,084,002
Anchorage Capital CLO 4-R Ltd., Series 2018-4RA, Class A(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
1,000,000	1.186	01/28/31	1,000,997
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
114,442	0.988	11/17/27	114,602
Atrium XII, Series 2017-12A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
237,507	0.958	04/22/27	237,779
BA Credit Card Trust, Series 2021-A1, Class A1
500,000	0.440	09/15/26	497,182
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
2,400,000	0.630	07/15/27	2,372,079
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
432,152	1.082	07/20/29	431,902
BlueMountain CLO Ltd., Series 2017-2A, Class A1R(a)(b) (3M USD LIBOR + 1.180%) (Cayman Islands)
980,386	1.308	10/22/30	980,502
BlueMountain CLO Ltd., Series 2018-2A, Class A1R(a)(b) (3M USD LIBOR + 0.930%) (Cayman Islands)
320,059	1.052	07/18/27	320,146
Brazos Higher Education Authority, Inc., Series 2010-1, Class A1(a) (3M USD LIBOR + 0.900%)
40,032	1.078	05/25/29	40,032
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
723,843	0.978	02/25/30	726,186
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2(a) (3M USD LIBOR + 0.850%)
40,200	0.974	07/25/29	40,269
BSPDF Issuer Ltd., Series 2021-FL1, Class A(a)(b) (1M USD LIBOR + 1.200%) (Cayman Islands)
1,150,000	1.290	10/15/36	1,150,000

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
BX, Series 2021-MFM1, Class A(a)(b) (1M USD LIBOR + 0.700%)
$100,000	0.790%	01/15/34	$ 99,433
BX Trust, Series 2021-ARIA, Class A(a)(b) (1M USD LIBOR + 0.899%)
1,300,000	0.989	10/15/36	1,293,972
BXHPP Trust, Series 2021-FILM, Class A(a)(b) (1M USD LIBOR + 0.650%)
1,850,000	0.740	08/15/36	1,843,259
CARDS II Trust, Series 2021-1A, Class A(b) (Canada)
1,125,000	0.602	04/15/27	1,113,621
Carlyle US CLO Ltd., Series 2021-2A, Class A1R(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
2,000,000	1.184	07/20/31	2,000,108
Chase Issuance Trust, Series 2020-A1, Class A1
400,000	1.530	01/15/25	404,684
CIFC Funding Ltd., Series 2017-3A, Class A1(a)(b) (3M USD LIBOR + 1.220%) (Cayman Islands)
2,350,000	1.352	07/20/30	2,351,156
CIFC Funding Ltd., Series 2021-2A, Class AR(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
500,000	1.082	04/20/30	500,041
CIM Retail Portfolio Trust, Series 2021-RETL, Class A(a)(b) (1M USD LIBOR + 1.400%)
650,000	1.490	08/15/36	649,542
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4
500,000	4.023	03/10/47	525,488
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5
600,000	3.855	05/10/47	633,496
COMM Mortgage Trust, Series 2013-CR12, Class A4
800,000	4.046	10/10/46	839,013
COMM Mortgage Trust, Series 2013-CR7, Class A4
427,573	3.213	03/10/46	438,372
COMM Mortgage Trust, Series 2013-CR8, Class A5(a)
700,000	3.612	06/10/46	722,429
COMM Mortgage Trust, Series 2013-CR9, Class A4(a)
322,746	4.398	07/10/45	335,779
COMM Mortgage Trust, Series 2015-CR24, Class ASB
401,900	3.445	08/10/48	415,739
COMM Mortgage Trust, Series 2021-LBA, Class A(a)(b) (1M USD LIBOR + 0.690%)
900,000	0.780	03/15/38	894,787
DBJPM Mortgage Trust, Series 2016-C3, Class ASB
347,189	2.756	08/10/49	356,696

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Discover Card Execution Note Trust, Series 2017-A7, Class A7(a) (1M USD LIBOR + 0.360%)
$150,000	0.449%	04/15/25	$ 150,399
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
242,415	1.024	04/15/29	242,431
Edsouth Indenture No 10 LLC, Series 2015-2, Class A(a)(b) (1M USD LIBOR + 1.000%)
128,100	1.092	12/25/56	128,924
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b) (1M USD LIBOR + 1.150%)
179,848	1.242	09/25/40	180,190
Edsouth Indenture No 3 LLC, Series 2012-2, Class A(a)(b) (1M USD LIBOR + 0.730%)
42,587	0.822	04/25/39	42,572
Educational Funding of the South, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.650%)
1,075,980	0.774	04/25/35	1,078,156
EFS Volunteer LLC, Series 2010-1, Class A2(a)(b) (3M USD LIBOR + 0.850%)
771,029	0.974	10/25/35	773,201
Extended Stay America Trust, Series 2021-ESH, Class A(a)(b) (1M USD LIBOR + 1.080%)
1,442,496	1.170	07/15/38	1,441,594
Flatiron CLO 19 Ltd., Series 2021-1A, Class AR(a)(b) (3M USD LIBOR + 1.080%) (Cayman Islands)
1,000,000	1.240	11/16/34	1,000,000
Ford Credit Auto Owner Trust, Series 2017-1, Class A(b)
1,450,000	2.620	08/15/28	1,456,762
Ford Credit Auto Owner Trust, Series 2018-2, Class A(b)
1,500,000	3.470	01/15/30	1,562,460
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class A
1,000,000	3.170	03/15/25	1,032,714
Gallatin CLO VIII Ltd., Series 2017-1A, Class A(a)(b) (3M USD LIBOR + 1.300%) (Cayman Islands)
397,287	1.424	07/15/27	397,442
GCO Education Loan Funding Trust, Series 2006-1, Class A10L(a) (3M USD LIBOR + 0.190%)
284,881	0.370	02/27/28	283,601
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A(b)
1,000,000	0.690	10/15/25	996,447
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b) (3M USD LIBOR + 0.700%)
324,504	0.880	08/25/48	325,275

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Great Wolf Trust, Series 2019-WOLF, Class A(a)(b) (1M USD LIBOR + 1.034%)
$750,000	1.124%	12/15/36	$ 749,173
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A(a)(b) (3M USD LIBOR + 1.450%) (Cayman Islands)
500,000	1.579	11/30/32	501,245
Hayfin US Ltd., Series 2018-8A, Class A(a)(b) (3M USD LIBOR + 1.120%) (Cayman Islands)
3,000,000	1.252	04/20/31	2,998,161
Higher Education Funding I, Series 2014-1, Class A(a)(b) (3M USD LIBOR + 1.050%)
1,193,414	1.230	05/25/34	1,197,401
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
737,454	1.830	01/18/24	743,086
ICG US CLO Ltd., Series 2018-1A, Class A1R(a)(b) (3M USD LIBOR + 1.140%) (Cayman Islands)
831,608	1.264	10/19/28	831,721
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class ASB
525,610	2.702	12/15/47	531,369
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4(a)
821,089	3.994	01/15/46	846,844
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class ASB
395,147	3.566	02/15/47	404,407
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A(a)(b) (1M USD LIBOR + 0.550%)
869,217	0.640	12/15/37	859,430
KnowledgeWorks Foundation, Series 2010-1, Class A(a) (3M USD LIBOR + 0.950%)
309,189	1.130	02/25/42	307,719
LCM LP, Series 2021-15A, Class AR2(a)(b) (3M USD LIBOR + 1.000%) (Cayman Islands)
2,300,000	1.132	07/20/30	2,300,189
LCM XX LP, Series 2018-20A, Class AR(a)(b) (3M USD LIBOR + 1.040%) (Cayman Islands)
1,032,944	1.172	10/20/27	1,033,307
Madison Park Funding Ltd., Series 2021-37A, Class AR(a)(b) (3M USD LIBOR + 1.070%) (Cayman Islands)
1,500,000	1.194	07/15/33	1,499,995
Marathon CLO Ltd., Series 2021-1A, Class AANR(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
2,200,000	1.444	04/15/32	2,198,284

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Master Credit Card Trust, Series 2021-1A, Class A(b) (Canada)
$1,400,000	0.530%	11/21/25	$ 1,382,450
Mercedes-Benz Auto Lease Trust 2021-B, Series 2021-B, Class A3
850,000	0.400	11/15/24	845,160
Navient Student Loan Trust, Series 2016-6A, Class A2(a)(b) (1M USD LIBOR + 0.750%)
426,312	0.842	03/25/66	426,530
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b) (1M USD LIBOR + 0.600%)
413,750	0.692	03/25/30	414,378
Nelnet Student Loan Trust, Series 2014-4A, Class A1(a)(b) (1M USD LIBOR + 0.540%)
497,649	0.632	11/27/39	500,406
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b) (1M USD LIBOR + 0.800%)
526,499	0.892	09/25/65	530,082
Nissan Auto Lease Trust, Series 2020-A, Class A3
92,403	1.840	01/17/23	92,754
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
119,509	0.792	12/26/31	119,983
NorthStar Student Loan Trust III, Series 2016-1, Class A(a)(b) (1M USD LIBOR + 1.250%)
1,754,701	1.342	05/27/36	1,761,765
ONE PARK Mortgage Trust, Series 2021-PARK, Class A(a)(b) (1M USD LIBOR + 0.700%)
908,000	0.790	03/15/36	903,070
OZLM Ltd., Series 2017-11A, Class A1R(a)(b) (3M USD LIBOR + 1.250%) (Cayman Islands)
247,297	1.382	10/30/30	247,398
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
91,741	1.024	07/25/29	92,096
Regata Funding Ltd., Series 2021-1A, Class AR(a)(b) (3M USD LIBOR + 1.100%) (Cayman Islands)
2,000,000	1.222	10/15/32	1,998,310
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a) (1M USD LIBOR + 0.900%)
998,032	0.999	07/01/31	1,000,902
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a) (1M USD LIBOR + 0.700%)
173,354	0.799	10/02/28	173,789

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Shackleton 2015-VIII CLO Ltd., Series 2017-8A, Class A2R(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
$323,454	1.052%	10/20/27	$ 323,486
SLC Student Loan Trust, Series 2005-3, Class A3(a) (3M USD LIBOR + 0.120%)
686,956	0.236	06/15/29	685,425
SLC Student Loan Trust, Series 2005-5, Class A4(a) (3M USD LIBOR + 0.140%)
768,216	0.264	10/25/28	765,791
SLC Student Loan Trust, Series 2007-1, Class A4(a) (3M USD LIBOR + 0.060%)
1,736,681	0.216	05/15/29	1,720,080
SLC Student Loan Trust, Series 2010-1, Class A(a) (3M USD LIBOR + 0.875%)
387,304	1.004	11/25/42	389,039
SLM Student Loan Trust, Series 2003-11, Class A6(a)(b) (3M USD LIBOR + 0.550%)
98,166	0.666	12/15/25	98,213
SLM Student Loan Trust, Series 2003-14, Class A6(a) (3M USD LIBOR + 0.300%)
163,627	0.424	07/25/25	163,465
SLM Student Loan Trust, Series 2004-1, Class A4(a) (3M USD LIBOR + 0.260%)
200,339	0.384	10/27/25	199,510
SLM Student Loan Trust, Series 2005-7, Class A4(a) (3M USD LIBOR + 0.150%)
233,060	0.274	10/25/29	231,325
SLM Student Loan Trust, Series 2018-10, Class A7B(a)(b) (3M USD LIBOR + 0.600%)
148,764	0.724	10/25/29	149,370
SOUND POINT CLO Ltd., Series 2021-1A, Class AR(a)(b) (3M USD LIBOR + 1.080%) (Cayman Islands)
600,000	1.212	01/20/32	599,998
South Carolina Student Loan Corp., Series 2014-1, Class A1(a) (1M USD LIBOR + 0.750%)
263,440	0.836	05/01/30	262,425
STWD Trust, Series 2021-FLWR, Class A(a)(b) (1M USD LIBOR + 0.577%)
1,350,000	0.667	07/15/36	1,335,060
TCW CLO AMR Ltd., Series 2021-1A, Class ASNR(a)(b) (3M USD LIBOR + 1.220%) (Cayman Islands)
1,100,000	1.375	08/16/34	1,100,258
Tralee CLO II Ltd., Series 2017-1A, Class AR(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
550,473	1.452	07/20/29	550,138
Trimaran Cavu 2021-1 Ltd., Series 2021-1A, Class A(a)(b) (3M USD LIBOR + 1.210%) (Cayman Islands)
1,000,000	1.334	04/23/32	999,622

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Trysail CLO 2021-1 Ltd., Series 2021-1A, Class A1(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
$3,000,000	1.452%	07/20/32	$ 3,004,413
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB
175,390	2.687	03/10/46	177,364
Utah State Board of Regents, Series 2016-1, Class A(a) (1M USD LIBOR + 0.750%)
163,681	0.842	09/25/56	163,296
Voya CLO 2019-2 Ltd., Series 2019-2A, Class A(a)(b) (3M USD LIBOR + 1.270%) (Cayman Islands)
700,000	1.402	07/20/32	700,189
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
257,234	1.022	01/18/29	257,310
Wells Fargo Commercial Mortgage Trust 2015-C31, Series 2015-C31, Class ASB
111,539	3.487	11/15/48	116,025
Zais CLO Ltd., Series 2021-15A, Class A1R(a)(b) (3M USD LIBOR + 1.350%) (Cayman Islands)
1,000,000	1.486	07/28/32	999,220

TOTAL ASSET- BACKED SECURITIES (Cost $79,149,153)			$ 78,943,013

Corporate Obligations – 22.2%
Banks – 4.4%
Bank of America Corp.(a), GMTN
(3M USD LIBOR + 0.930%)
$1,100,000	2.816%	07/21/23	$ 1,114,259
Bank of America Corp.(a), MTN
(3M Bloomberg Short Term Bank Yield + 0.430%)
2,000,000	0.593	05/28/24	2,001,950
BBVA USA
1,000,000	2.875	06/29/22	1,012,082
Charles Schwab Corp. (The)(a)
(SOFR + 0.500%)
1,000,000	0.549	03/18/24	1,002,122
Citigroup, Inc.(a)
(3M USD LIBOR + 0.722%)
709,000	3.142	01/24/23	711,489
Discover Bank
2,000,000	3.350	02/06/23	2,054,585
Fifth Third Bancorp
600,000	2.600	06/15/22	605,990

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Fifth Third Bank NA(a)
(3M USD LIBOR + 0.640%)
$500,000	0.772%		02/01/22	$ 500,148
JPMorgan Chase & Co.(a)
(3M USD LIBOR + 0.695%)
2,807,000	3.207		04/01/23	2,831,354
Morgan Stanley(a), GMTN
(SOFR + 0.700%)
1,200,000	0.750		01/20/23	1,200,777
MUFG Union Bank NA
300,000	3.150		04/01/22	302,098
500,000	2.100		12/09/22	507,241
Wells Fargo & Co.
462,000	4.125		08/15/23	486,428

				14,330,523

Brokerage – 0.3%
Intercontinental Exchange, Inc.
1,000,000	0.700		06/15/23	997,592

Capital Goods – 0.5%
Carlisle Cos., Inc.
1,117,000	0.550		09/01/23	1,109,605
Roper Technologies, Inc.
450,000	3.125		11/15/22	457,790

				1,567,395

Communications – 0.1%
Moody’s Corp.
400,000	4.500		09/01/22	407,851

Consumer Cyclical – 1.8%
7-Eleven, Inc.(b)
1,245,000	0.625		02/10/23	1,241,957
Dollar Tree, Inc.
750,000	3.700		05/15/23	781,816
General Motors Financial Co., Inc.
(3M USD LIBOR + 1.310%)
900,000	1.442	(a)	06/30/22	903,626
300,000	3.700		05/09/23	310,272
NVR, Inc.
2,027,000	3.950		09/15/22	2,062,428

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Ralph Lauren Corp.
$400,000	1.700%		06/15/22	$ 402,707

				5,702,806

Consumer Noncyclical – 2.5%
AbbVie, Inc.
700,000	3.250		10/01/22	710,618
1,500,000	3.200		11/06/22	1,528,272
Baxter International, Inc.(a)(b)
(SOFR + 0.440%)
700,000	0.490		11/29/24	699,441
Biogen, Inc.
1,079,000	3.625		09/15/22	1,104,173
PerkinElmer, Inc.
1,505,000	0.550		09/15/23	1,494,537
Thermo Fisher Scientific, Inc.
2,600,000	0.797		10/18/23	2,593,293

				8,130,334

Electric – 4.0%
American Electric Power Co., Inc.(a), Series A
(3M USD LIBOR + 0.480%)
625,000	0.612		11/01/23	624,699
Atmos Energy Corp.
(3M USD LIBOR + 0.380%)
747,000	0.496	(a)	03/09/23	747,097
423,000	0.625		03/09/23	422,299
CenterPoint Energy Resources Corp.
(3M USD LIBOR + 0.500%)
1,250,000	0.673	(a)	03/02/23	1,248,527
900,000	0.700		03/02/23	897,501
CenterPoint Energy, Inc.(a)
(SOFR + 0.650%)
881,000	0.700		05/13/24	880,735
DTE Energy Co., Series H
1,119,000	0.550		11/01/22	1,117,388
Duke Energy Corp.(a)
(SOFR + 0.250%)
850,000	0.299		06/10/23	849,438
Entergy Corp.
580,000	4.000		07/15/22	588,307

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
NextEra Energy Capital Holdings, Inc.
(3M USD LIBOR + 0.270%)
$1,245,000	0.430	%(a)	02/22/23	$ 1,243,458
(SOFR + 0.540%)
500,000	0.589	(a)	03/01/23	501,307
OGE Energy Corp.
226,000	0.703		05/26/23	224,937
Oklahoma Gas and Electric Co.
522,000	0.553		05/26/23	520,130
PPL Electric Utilities Corp.(a)
(SOFR + 0.330%)
620,000	0.379		06/24/24	619,669
Southern Co. (The)
1,500,000	2.950		07/01/23	1,540,465
Southern Co. (The)(a), Series 2021
(SOFR + 0.370%)
900,000	0.420		05/10/23	898,847

				12,924,804

Energy – 0.9%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
500,000	2.773		12/15/22	510,325
Marathon Petroleum Corp.
400,000	4.500		05/01/23	419,347
MPLX LP
500,000	3.500		12/01/22	512,039
Pioneer Natural Resources Co.
1,436,000	0.550		05/15/23	1,429,421

				2,871,132

Financial Company – 0.9%
Air Lease Corp.
1,852,000	3.500		01/15/22	1,858,032
350,000	2.625		07/01/22	353,383
500,000	3.875		07/03/23	520,439

				2,731,854

Food and Beverage – 0.4%
Keurig Dr Pepper, Inc.
1,380,000	4.057		05/25/23	1,441,079

Healthcare – 1.3%
AmerisourceBergen Corp.
1,879,000	0.737		03/15/23	1,878,453

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Cigna Corp.
$2,250,000	3.050%		11/30/22	$ 2,300,747

				4,179,200

Insurance – 2.1%
AIG Global Funding(a)(b)
(SOFR + 0.380%)
752,000	0.429		12/15/23	752,464
Athene Global Funding(a)(b)
(3M USD LIBOR + 0.730%)
1,500,000	0.854		01/08/24	1,504,582
Equitable Financial Life Global Funding(b)
1,126,000	0.500		04/06/23	1,122,308
Jackson National Life Global Funding(a)(b)
(SOFR + 0.600%)
1,300,000	0.649		01/06/23	1,305,538
Markel Corp.
600,000	4.900		07/01/22	614,438
Principal Life Global Funding II
(SOFR + 0.450%)
353,000	0.499	(a)(b)	04/12/24	353,893
(SOFR + 0.380%)
563,000	0.430	(a)(b)	08/23/24	563,139
Protective Life Global Funding(b)
626,000	0.502		04/12/23	624,671

				6,841,033

REITs and Real Estate – 0.4%
Public Storage(a) (SOFR + 0.470%)
1,385,000	0.520		04/23/24	1,385,705

Software – 0.2%
Oracle Corp.
634,000	2.500		10/15/22	644,866

Technology – 0.7%
Fidelity National Information Services, Inc.
800,000	0.375		03/01/23	796,242
Hewlett Packard Enterprise Co.
400,000	4.400		10/15/22	410,455
1,000,000	2.250		04/01/23	1,016,654

				2,223,351

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.8%
Penske Truck Leasing Co. LP/PTL Finance Corp.(b)
$1,390,000	4.250%	01/17/23	$ 1,441,715
Ryder System, Inc., MTN
1,000,000	3.750	06/09/23	1,040,817

			2,482,532

Wireless – 0.9%
AT&T, Inc.(a)
(SOFR + 0.640%)
1,500,000	0.689	03/25/24	1,500,336
Verizon Communications, Inc.(a)
(SOFR + 0.500%)
1,300,000	0.549	03/22/24	1,304,351

			2,804,687

TOTAL CORPORATE OBLIGATIONS (Cost $71,845,001)			$ 71,666,744

Foreign Corporate Debt – 18.5%
Banks – 13.7%
Banco Santander SA(a) (Spain)
(3M USD LIBOR + 1.090%)
$800,000	1.254%	02/23/23	$ 807,425
Bank of Montreal(a), MTN (Canada)
(SOFR + 0.680%)
1,450,000	0.729	03/10/23	1,457,797
Bank of Nova Scotia (The)(a) (Canada)
(SOFR + 0.550%)
1,200,000	0.599	09/15/23	1,204,603
Banque Federative du Credit Mutuel SA(b) (France)
1,253,000	2.125	11/21/22	1,271,757
Barclays PLC (United Kingdom)
1,000,000	3.684	01/10/23	1,003,160
(3M USD LIBOR + 1.400%)
610,000	4.610 (a)	02/15/23	614,716
BPCE SA(a), MTN (France)
(3M USD LIBOR + 0.880%)
250,000	1.051	05/31/22	250,869
Canadian Imperial Bank of Commerce(a) (Canada)
(SOFR + 0.800%)
1,395,000	0.849	03/17/23	1,403,475

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Commonwealth Bank of Australia(b) (Australia)
$900,000	2.750%		03/10/22	$ 905,661
Deutsche Bank AG, Series E (Germany)
(SOFR + 0.500%)
2,337,000	0.550	(a)	11/08/23	2,332,853
512,000	0.962		11/08/23	510,510
DNB Bank ASA(a)(b) (Norway)
(3M USD LIBOR + 0.620%)
850,000	0.793		12/02/22	854,120
Federation des Caisses Desjardins du Quebec(a)(b) (Canada)
(SOFR + 0.430%)
1,500,000	0.480		05/21/24	1,502,537
HSBC Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.055%)
1,373,000	3.262	(a)	03/13/23	1,382,685
(SOFR + 0.580%)
1,713,000	0.630	(a)	11/22/24	1,712,142
ING Groep NV (Netherlands)
(3M USD LIBOR + 1.150%)
200,000	1.282	(a)	03/29/22	200,679
750,000	3.150		03/29/22	756,390
Intesa Sanpaolo SpA (Italy)
800,000	3.125	(b)	07/14/22	811,915
500,000	3.375	(b)	01/12/23	513,294
Lloyds Banking Group PLC (United Kingdom)
1,367,000	4.050		08/16/23	1,437,807
Macquarie Bank Ltd.(b) (Australia)
400,000	2.100		10/17/22	405,462
Mizuho Bank Ltd.(b) (Japan)
1,175,000	2.950		10/17/22	1,198,537
Mizuho Financial Group, Inc.(a) (Japan)
(3M USD LIBOR + 0.940%)
600,000	1.116		02/28/22	601,194
National Bank of Canada(a), MTN (Canada)
(SOFR + 0.300%)
2,000,000	0.350		05/16/23	1,998,847
Nationwide Building Society(b) (United Kingdom)
3,000,000	2.000		01/27/23	3,048,215

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
NatWest Group PLC(a) (United Kingdom)
(3M USD LIBOR + 1.480%)
$546,000	3.498%		05/15/23	$ 552,589
NatWest Markets PLC (United Kingdom)
1,500,000	3.625	(b)	09/29/22	1,537,844
1,000,000	2.375	(b)	05/21/23	1,022,063
Royal Bank of Canada(a), MTN (Canada)
(SOFR + 0.450%)
800,000	0.500		10/26/23	802,864
Santander UK Group Holdings PLC (United Kingdom)
750,000	3.571		01/10/23	752,248
Standard Chartered PLC (United Kingdom)
(3M USD LIBOR + 1.150%)
1,200,000	4.247	(a)(b)	01/20/23	1,205,387
(SOFR + 1.250%)
1,750,000	1.299	(a)(b)	10/14/23	1,763,458
Sumitomo Mitsui Banking Corp.(b) (Japan)
500,000	3.950		01/12/22	501,885
Sumitomo Mitsui Financial Group, Inc. (Japan)
530,000	2.784		07/12/22	537,457
(3M USD LIBOR + 0.740%)
1,020,000	0.862	(a)	01/17/23	1,025,692
Sumitomo Mitsui Trust Bank Ltd.(a)(b) (Japan)
(SOFR + 0.440%)
1,854,000	0.489		09/16/24	1,852,652
Swedbank AB(b) (Sweden)
700,000	1.300		06/02/23	705,911
Toronto-Dominion Bank (The)(a), MTN (Canada)
(SOFR + 0.480%)
1,000,000	0.530		01/27/23	1,003,098
UBS AG/London (Switzerland)
(SOFR + 0.360%)
1,437,612	0.410	(a)(b)	02/09/24	1,550,357
(SOFR + 0.450%)
1,144,000	0.500	(a)(b)	08/09/24	1,146,672

				44,146,827

Brokerage – 0.3%
Daiwa Securities Group, Inc.(b) (Japan)
894,000	3.129		04/19/22	902,563

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Capital Goods – 0.2%
Siemens Financieringsmaatschappij NV(a)(b) (Germany) (SOFR + 0.430%)
$620,000	0.479%		03/11/24	$ 622,113

Consumer Cyclical – 1.2%
BMW US Capital LLC(a)(b) (Germany)
(SOFR + 0.530%)
710,000	0.579		04/01/24	714,712
Daimler Finance North America LLC(b) (Germany)
1,000,000	1.750		03/10/23	1,012,368
Volkswagen Group of America Finance LLC(b) (Germany)
1,993,000	0.750		11/23/22	1,993,916

				3,720,996

Consumer Noncyclical – 0.4%
BAT Capital Corp. (United Kingdom)
700,000	2.764		08/15/22	709,391
BAT International Finance PLC(b) (United Kingdom)
430,000	3.250		06/07/22	435,735

				1,145,126

Energy – 0.3%
Enbridge, Inc. (Canada)
(SOFR + 0.400%)
401,000	0.450	(a)	02/17/23	400,899
726,000	0.550		10/04/23	721,622

				1,122,521

Food and Beverage – 1.4%
Coca-Cola Europacific Partners PLC(b) (United Kingdom)
1,917,000	0.500		05/05/23	1,905,886
Danone SA(b) (France)
1,216,000	3.000		06/15/22	1,232,095
Heineken NV(b) (Netherlands)
298,000	2.750		04/01/23	305,511
Suntory Holdings Ltd.(b) (Japan)
1,000,000	2.550		06/28/22	1,009,327

				4,452,819

Hardware – 0.3%
Panasonic Corp.(b) (Japan)
1,000,000	2.536		07/19/22	1,010,370

Metals and Mining – 0.1%
Glencore Finance Canada Ltd.(b) (Switzerland)
366,000	4.250		10/25/22	376,954

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Mining – 0.3%
Anglo American Capital PLC(b) (South Africa)
$1,040,000	4.125%		09/27/22	$ 1,067,782

Wireless – 0.3%
NTT Finance Corp.(b) (Japan)
1,007,000	0.373		03/03/23	1,004,314

TOTAL FOREIGN CORPORATE DEBT (Cost $59,648,441)				$ 59,572,385

Certificate of Deposits – 0.7%
Bayerische Landesbank (3M USD LIBOR + 0.470%) (Germany)
$500,000	0.611	%(c)	02/03/22	$ 500,400
Credit Suisse AG (Switzerland)
2,000,000	0.590	(c)	03/17/23	1,994,419

TOTAL CERTIFICATE OF DEPOSITS (Cost $2,500,000)				$ 2,494,819

Shares	Dividend Rate			Value

Investment Company – 5.2%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
16,616,990	0.026%			$ 16,616,990
(Cost $16,616,990)

TOTAL INVESTMENTS – 100.6% (Cost $324,632,083)				$324,355,485

LIABILITIES IN EXCESS OF ASSETS – (0.6)%				(1,941,937)

NET ASSETS – 100.0%				$322,413,548

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Notes – 32.7%
U.S. Treasury Notes
$3,322,000	2.125%	02/29/24	$ 3,431,475
7,572,000	2.500	01/31/25	7,951,814
7,778,000	2.000	02/15/25	8,046,620
16,919,000	2.125	05/31/26	17,672,626
10,860,000	2.000	11/15/26	11,309,977
8,402,000	2.750	02/15/28	9,139,798
5,879,000	2.875	08/15/28	6,460,543
3,008,000	2.375	05/15/29	3,220,992
7,906,000	1.500	02/15/30	7,981,656
6,688,000	0.875	11/15/30	6,396,770

TOTAL U.S. TREASURY NOTES (Cost $83,180,841)			$ 81,612,271

Mortgage-Backed Securities – 27.6%
Federal Home Loan Mortgage Corporation
$497,086	4.500%	07/01/48	$ 537,346
Federal National Mortgage Association
3,600,000	1.500	TBA-30yr(a)	3,478,500
1,500,000	1.500	TBA-15yr(a)	1,507,734
6,300,000	2.000	TBA-30yr(a)	6,305,414
4,000,000	2.000	TBA-30yr(a)	3,997,188
2,600,000	2.000	TBA-15yr(a)	2,666,219
12,500,000	2.500	TBA-30yr(a)	12,813,476
1,700,000	2.500	TBA-15yr(a)	1,762,422
6,400,000	3.000	TBA-30yr(a)	6,646,000
1,000,000	3.000	TBA-15yr(a)	1,046,797
4,800,000	3.500	TBA-30yr(a)	5,047,125
400,000	3.500	TBA-15yr(a)	422,562
3,300,000	4.000	TBA-30yr(a)	3,517,078
300,000	4.500	TBA-30yr(a)	322,055
400,000	5.000	TBA-30yr(a)	437,656
1,000,000	1.750	07/02/24	1,025,283
111,416	4.500	06/01/48	119,504
51,546	5.000	12/01/48	57,234
74,100	4.500	08/01/49	79,720
255,639	5.000	12/01/49	282,102
50,448	4.500	01/01/50	54,109
221,366	4.500	03/01/50	239,650

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
Federal National Mortgage Association – (continued)
$158,852	5.000%	04/01/50	$ 174,267
140,175	4.500	10/01/50	151,163
Government National Mortgage Association
1,900,000	2.000	TBA-30yr(a)	1,924,937
4,500,000	2.500	TBA-30yr(a)	4,623,750
2,000,000	3.000	TBA-30yr(a)	2,070,156
1,400,000	3.500	TBA-30yr(a)	1,462,344
1,000,000	3.500	TBA-30yr(a)	1,043,477
900,000	4.000	TBA-30yr(a)	948,938
400,000	4.500	TBA-30yr(a)	423,406
94,186	5.000	12/20/48	100,799
51,972	5.000	05/20/49	55,620
437,397	3.000	09/20/49	453,710
181,376	4.500	03/20/50	194,498
94,630	5.000	05/20/50	101,847
343,878	4.000	09/20/50	364,807
200,001	3.000	02/20/51	207,408
999,901	3.000	04/20/51	1,038,330
1,000,001	3.000	07/20/51	1,037,568

TOTAL MORTGAGE-BACKED SECURITIES (Cost $68,823,181)			$ 68,742,199

Corporate Obligations - 22.6%
Aerospace & Defense – 0.7%
Boeing Co. (The)
$100,000	4.875%	05/01/25	$ 109,587
200,000	3.200	03/01/29	206,985
200,000	5.150	05/01/30	232,305
50,000	3.625	02/01/31	52,958
150,000	3.900	05/01/49	157,912
100,000	5.805	05/01/50	135,279
General Dynamics Corp.
15,000	3.625	04/01/30	16,788
Hexcel Corp.
40,000	4.200	02/15/27	42,679
Huntington Ingalls Industries, Inc.
80,000	4.200	05/01/30	90,020
Lockheed Martin Corp.
80,000	3.550	01/15/26	86,742

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Lockheed Martin Corp. – (continued)
$50,000	4.500%		05/15/36	$ 61,139
15,000	3.800		03/01/45	17,625
40,000	2.800		06/15/50	40,791
Northrop Grumman Corp.
100,000	7.875	(b)	03/01/26	124,431
40,000	4.030		10/15/47	47,990
Raytheon Technologies Corp.
200,000	3.950		08/16/25	216,665
30,000	4.450		11/16/38	36,437
60,000	4.875		10/15/40	76,609
Textron, Inc.
80,000	3.000		06/01/30	83,230

				1,836,172

Banks – 3.9%
American Express Co.
80,000	3.625		12/05/24	85,443
Bank of America Corp.
40,000	4.100		07/24/23	42,314
(3M USD LIBOR + 0.780%)
100,000	3.550	(c)	03/05/24	103,188
(SOFR + 2.150%)
180,000	2.592	(c)	04/29/31	182,245
100,000	7.750		05/14/38	157,361
Bank of America Corp., GMTN
40,000	3.300		01/11/23	41,202
Bank of America Corp., Series L, MTN
73,000	4.750		04/21/45	93,106
Bank of America Corp., MTN
40,000	4.125		01/22/24	42,646
(SOFR + 0.410%)
300,000	0.523	(c)	06/14/24	297,909
(3M USD LIBOR + 1.060%)
80,000	3.559	(c)	04/23/27	85,364
(3M USD LIBOR + 0.990%)
200,000	2.496	(c)	02/13/31	201,129
(3M USD LIBOR + 3.150%)
300,000	4.083	(c)	03/20/51	366,162

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(SOFR + 1.880%)
$60,000	2.831	%(c)	10/24/51	$ 59,765
Bank of America Corp.(c), Series N
(SOFR + 1.650%)
100,000	3.483		03/13/52	111,715
Bank of New York Mellon Corp. (The), MTN
200,000	1.650		01/28/31	195,865
Capital One Financial Corp.
25,000	3.900		01/29/24	26,432
120,000	4.200		10/29/25	130,535
Citigroup, Inc.
50,000	3.875		10/25/23	52,938
(SOFR + 0.686%)
250,000	0.776	(c)	10/30/24	248,683
200,000	3.400		05/01/26	213,976
40,000	4.125		07/25/28	43,967
(3M USD LIBOR + 1.338%)
40,000	3.980	(c)	03/20/30	44,285
(SOFR + 1.146%)
200,000	2.666	(c)	01/29/31	203,866
(SOFR + 2.107%)
240,000	2.572	(c)	06/03/31	241,416
40,000	6.000		10/31/33	52,196
80,000	5.875		01/30/42	114,702
15,000	4.750		05/18/46	18,902
60,000	4.650		07/23/48	79,068
Citizens Financial Group, Inc.
40,000	2.638		09/30/32	40,015
Fifth Third Bancorp
25,000	4.300		01/16/24	26,586
JPMorgan Chase & Co.
40,000	3.875		02/01/24	42,465
(3M USD LIBOR + 0.730%)
80,000	3.559	(c)	04/23/24	82,853
(SOFR + 1.455%)
50,000	1.514	(c)	06/01/24	50,472
(SOFR + 1.585%)
40,000	2.005	(c)	03/13/26	40,571
80,000	4.250		10/01/27	89,532

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M USD LIBOR + 1.337%)
$400,000	3.782	%(c)	02/01/28	$ 433,427
(3M USD LIBOR + 1.380%)
50,000	3.540	(c)	05/01/28	53,948
(3M USD LIBOR + 1.330%)
40,000	4.452	(c)	12/05/29	45,563
(SOFR + 1.510%)
90,000	2.739	(c)	10/15/30	92,453
(SOFR + 3.790%)
360,000	4.493	(c)	03/24/31	417,402
(3M USD LIBOR + 1.360%)
152,000	3.882	(c)	07/24/38	174,465
15,000	5.400		01/06/42	20,558
40,000	4.850		02/01/44	52,642
(3M USD LIBOR + 1.380%)
40,000	3.964	(c)	11/15/48	47,620
(SOFR + 2.440%)
60,000	3.109	(c)	04/22/51	63,138
KeyCorp, MTN
120,000	4.100		04/30/28	136,308
80,000	2.550		10/01/29	82,508
Manufacturers & Traders Trust Co.
280,000	3.400		08/17/27	301,406
Morgan Stanley
(SOFR + 0.525%)
40,000	0.790	(c)	05/30/25	39,310
(SOFR + 1.485%)
300,000	3.217	(c)	04/22/42	316,566
80,000	4.300		01/27/45	99,223
75,000	4.375		01/22/47	95,849
Morgan Stanley, GMTN
340,000	3.700		10/23/24	362,661
120,000	4.350		09/08/26	132,670
(SOFR + 1.143%)
250,000	2.699	(c)	01/22/31	257,086
Northern Trust Corp.
15,000	3.950		10/30/25	16,529
56,000	3.650		08/03/28	62,802

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Northern Trust Corp. – (continued)
$150,000	3.150%		05/03/29	$ 162,554
PNC Financial Services Group, Inc. (The)
80,000	3.900		04/29/24	85,239
200,000	3.450		04/23/29	218,926
State Street Corp.(c)
(3M USD LIBOR + 1.030%)
50,000	4.141		12/03/29	57,099
Truist Bank
40,000	3.200		04/01/24	41,944
Truist Financial Corp., MTN
80,000	3.875		03/19/29	89,269
US Bancorp
15,000	2.400		07/30/24	15,544
US Bancorp, MTN
80,000	3.900		04/26/28	90,292
80,000	3.000		07/30/29	84,724
40,000	1.375		07/22/30	37,987
US Bancorp, Series X, MTN
150,000	3.150		04/27/27	160,424
Wells Fargo & Co.
(SOFR + 2.530%)
150,000	3.068	(c)	04/30/41	156,221
128,000	5.606		01/15/44	174,053
60,000	3.900		05/01/45	70,232
Wells Fargo & Co., MTN
(3M USD LIBOR + 1.310%)
50,000	3.584	(c)	05/22/28	53,835
(SOFR + 1.262%)
400,000	2.572	(c)	02/11/31	405,872
(SOFR + 4.032%)
340,000	4.478	(c)	04/04/31	394,298
(SOFR + 4.502%)
140,000	5.013	(c)	04/04/51	194,774

				9,706,295

Basic Industry – 0.3%
Albemarle Corp.
80,000	4.150		12/01/24	86,084
Dow Chemical Co. (The)
60,000	3.600		11/15/50	65,952

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
DuPont de Nemours, Inc.
$54,000	4.205%	11/15/23	$ 57,152
15,000	5.419	11/15/48	21,184
Georgia-Pacific LLC
10,000	8.000	01/15/24	11,430
Huntsman International LLC
70,000	4.500	05/01/29	78,431
International Paper Co.
15,000	4.400	08/15/47	18,806
15,000	4.350	08/15/48	18,945
Linde, Inc.
100,000	1.100	08/10/30	93,252
LYB International Finance III LLC
40,000	2.250	10/01/30	40,080
80,000	3.625	04/01/51	85,522
Mosaic Co. (The)
80,000	4.875	11/15/41	95,565
PPG Industries, Inc.
15,000	3.750	03/15/28	16,780
Westlake Chemical Corp.
40,000	3.600	08/15/26	43,084

			732,267

Broadcasting – 0.1%
Discovery Communications LLC
80,000	4.125	05/15/29	88,512
40,000	3.625	05/15/30	42,913
Fox Corp.
40,000	4.030	01/25/24	42,374
40,000	4.709	01/25/29	45,761
40,000	5.576	01/25/49	54,679

			274,239

Brokerage – 0.3%
Affiliated Managers Group, Inc.
130,000	3.300	06/15/30	139,020
E*TRADE Financial Corp.
80,000	4.500	06/20/28	90,957
Intercontinental Exchange, Inc.
300,000	0.700	06/15/23	299,279
Jefferies Group LLC
20,000	6.500	01/20/43	28,245

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – (continued)
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
$40,000	4.850%	01/15/27	$ 45,847
40,000	4.150	01/23/30	44,644

			647,992

Building Materials – 0.0%
Mohawk Industries, Inc.
120,000	3.850	02/01/23	123,292

Capital Goods – 0.9%
3M Co.
220,000	3.250	08/26/49	242,877
Caterpillar Financial Services Corp., MTN
60,000	2.850	06/01/22	60,758
25,000	1.900	09/06/22	25,281
Caterpillar, Inc.
50,000	3.803	08/15/42	58,935
Cummins, Inc.
60,000	0.750	09/01/25	58,986
Deere & Co.
40,000	2.875	09/07/49	42,127
25,000	3.750	04/15/50	30,510
Eaton Corp.
70,000	2.750	11/02/22	71,376
Emerson Electric Co.
60,000	1.950	10/15/30	59,226
15,000	6.000	08/15/32	20,326
Fortive Corp.
15,000	4.300	06/15/46	18,261
Honeywell International, Inc.
100,000	2.700	08/15/29	105,241
188,000	1.950	06/01/30	187,249
Illinois Tool Works, Inc.
15,000	3.900	09/01/42	17,671
John Deere Capital Corp., MTN
50,000	2.800	07/18/29	53,077
80,000	2.450	01/09/30	82,578
Leggett & Platt, Inc.
80,000	4.400	03/15/29	90,182
Lennox International, Inc.
80,000	1.700	08/01/27	79,206
Otis Worldwide Corp.
60,000	2.293	04/05/27	60,907

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Parker-Hannifin Corp.
$40,000	4.000%	06/14/49	$ 47,619
Parker-Hannifin Corp., MTN
15,000	4.200	11/21/34	17,270
Republic Services, Inc.
22,000	4.750	05/15/23	23,041
Rockwell Automation, Inc.
15,000	4.200	03/01/49	19,145
Trane Technologies Luxembourg Finance SA
50,000	3.800	03/21/29	54,758
Waste Connections, Inc.
40,000	3.050	04/01/50	40,668
Waste Management, Inc.
50,000	0.750	11/15/25	48,728
50,000	2.500	11/15/50	48,032
Westinghouse Air Brake Technologies Corp.
70,000	4.400	03/15/24	74,561
140,000	3.200	06/15/25	146,909
108,000	3.450	11/15/26	114,735
115,000	4.950	09/15/28	131,233
WW Grainger, Inc.
100,000	1.850	02/15/25	101,947
60,000	4.600	06/15/45	78,756
Xylem, Inc.
15,000	3.250	11/01/26	16,110

			2,328,286

Communications – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
40,000	4.908	07/23/25	44,143
40,000	3.750	02/15/28	42,976
342,000	4.200	03/15/28	375,490
40,000	2.800	04/01/31	39,664
40,000	6.484	10/23/45	54,395
40,000	5.375	05/01/47	48,135
60,000	5.750	04/01/48	76,006
40,000	5.125	07/01/49	47,312
40,000	6.834	10/23/55	59,099
60,000	4.400	12/01/61	63,246

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Series USD
$165,000	4.500%		02/01/24	$ 175,651
Comcast Corp.
40,000	3.150		03/01/26	42,610
75,000	3.300		04/01/27	80,539
50,000	3.150		02/15/28	53,661
232,000	2.650		02/01/30	239,684
80,000	4.400		08/15/35	94,878
60,000	4.000		08/15/47	69,975
25,000	3.969		11/01/47	29,028
75,000	4.000		03/01/48	87,288
40,000	3.999		11/01/49	46,595
80,000	2.800		01/15/51	77,807
15,000	2.450		08/15/52	13,764
160,000	2.987	(b)	11/01/63	154,721
NBCUniversal Media LLC
50,000	6.400		04/30/40	74,879
Omnicom Group, Inc.
80,000	4.200		06/01/30	89,946
Time Warner Cable LLC
15,000	6.750		06/15/39	20,621
15,000	5.875		11/15/40	19,007
15,000	5.500		09/01/41	18,432
Time Warner Entertainment Co. LP
40,000	8.375		03/15/23	43,813
15,000	8.375		07/15/33	22,062
TWDC Enterprises 18 Corp.
15,000	4.375		08/16/41	18,340
TWDC Enterprises 18 Corp., GMTN
15,000	4.125		06/01/44	18,044
ViacomCBS, Inc.
80,000	3.875		04/01/24	84,450
80,000	4.000		01/15/26	86,835
11,000	6.875		04/30/36	15,777
15,000	4.900		08/15/44	18,279
Walt Disney Co. (The)
60,000	3.000		09/15/22	61,172
80,000	2.000		09/01/29	79,847
80,000	3.800		03/22/30	89,771

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Walt Disney Co. (The) – (continued)
$90,000	3.500%	05/13/40	$ 99,426
15,000	4.750	09/15/44	19,284
50,000	3.600	01/13/51	57,441

			2,954,093

Consumer Cyclical – 1.8%
Amazon.com, Inc.
40,000	0.400	06/03/23	39,882
40,000	3.800	12/05/24	42,947
250,000	3.150	08/22/27	269,080
100,000	2.100	05/12/31	100,522
80,000	4.050	08/22/47	98,836
15,000	2.500	06/03/50	14,431
75,000	4.250	08/22/57	97,753
50,000	2.700	06/03/60	48,806
BorgWarner, Inc.
100,000	3.375	03/15/25	105,848
Costco Wholesale Corp.
40,000	3.000	05/18/27	43,188
CyrusOne LP/CyrusOne Finance Corp.
30,000	3.450	11/15/29	32,254
15,000	2.150	11/01/30	14,801
DR Horton, Inc.
80,000	2.500	10/15/24	82,868
90,000	2.600	10/15/25	93,328
100,000	1.400	10/15/27	96,671
eBay, Inc.
15,000	4.000	07/15/42	17,110
General Motors Co.
100,000	5.400	10/02/23	107,963
15,000	6.750	04/01/46	21,926
40,000	5.950	04/01/49	55,304
General Motors Financial Co., Inc.
90,000	3.700	05/09/23	93,086
100,000	4.250	05/15/23	104,601
50,000	1.700	08/18/23	50,595
25,000	1.050	03/08/24	24,861
80,000	2.900	02/26/25	82,983
80,000	3.850	01/05/28	86,809

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Global Payments, Inc.
$120,000	4.800%	04/01/26	$ 133,433
Marriott International, Inc., Series EE
50,000	5.750	05/01/25	56,394
Mastercard, Inc.
60,000	2.000	03/03/25	61,630
15,000	3.300	03/26/27	16,291
50,000	3.850	03/26/50	60,334
McDonald’s Corp., MTN
45,000	4.700	12/09/35	55,153
60,000	4.450	09/01/48	74,831
MDC Holdings, Inc.
40,000	6.000	01/15/43	50,350
NIKE, Inc.
100,000	2.250	05/01/23	102,006
20,000	3.375	03/27/50	22,925
NVR, Inc.
80,000	3.000	05/15/30	83,482
O’Reilly Automotive, Inc.
80,000	4.200	04/01/30	90,875
Starbucks Corp.
250,000	3.800	08/15/25	270,480
Tapestry, Inc.
100,000	4.250	04/01/25	108,558
140,000	4.125	07/15/27	153,151
Target Corp.
120,000	3.500	07/01/24	127,557
172,000	4.000	07/01/42	211,898
15,000	3.900	11/15/47	18,793
Toyota Motor Credit Corp.
40,000	3.650	01/08/29	44,764
Toyota Motor Credit Corp., MTN
76,000	0.350	10/14/22	75,920
80,000	3.375	04/01/30	88,522
Visa, Inc.
40,000	1.900	04/15/27	40,654
50,000	0.750	08/15/27	47,978
15,000	2.750	09/15/27	15,956
40,000	4.300	12/14/45	50,845
Walmart, Inc.
105,000	2.550	04/11/23	107,303

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Walmart, Inc. – (continued)
$100,000	3.300%	04/22/24	$ 105,035
40,000	2.850	07/08/24	41,924
200,000	2.650	09/22/51	206,161
Western Union Co. (The)
40,000	6.200	11/17/36	50,310

			4,399,966

Consumer Noncyclical – 1.4%
Abbott Laboratories
60,000	3.875	09/15/25	65,331
150,000	4.750	11/30/36	192,367
75,000	6.000	04/01/39	109,946
40,000	4.750	04/15/43	52,805
AbbVie, Inc.
100,000	4.625	10/01/42	123,992
200,000	4.400	11/06/42	239,813
200,000	4.700	05/14/45	250,356
Agilent Technologies, Inc.
100,000	2.750	09/15/29	103,483
Altria Group, Inc.
115,000	3.400	05/06/30	119,065
40,000	4.500	05/02/43	42,242
40,000	5.375	01/31/44	46,711
75,000	3.875	09/16/46	73,714
55,000	4.450	05/06/50	58,387
Becton Dickinson and Co.
80,000	3.794	05/20/50	91,593
Bristol-Myers Squibb Co.
132,000	2.350	11/13/40	125,101
Eli Lilly & Co.
15,000	3.100	05/15/27	16,163
102,000	3.375	03/15/29	111,991
Equifax, Inc.
40,000	3.250	06/01/26	42,331
Gilead Sciences, Inc.
300,000	1.650	10/01/30	285,697
Johnson & Johnson
76,000	0.550	09/01/25	74,224
15,000	0.950	09/01/27	14,563
90,000	2.900	01/15/28	96,163

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
$40,000	1.300%	09/01/30	$ 38,204
25,000	3.625	03/03/37	28,965
35,000	3.700	03/01/46	42,008
Laboratory Corp. of America Holdings
15,000	4.700	02/01/45	18,571
Mylan, Inc.
40,000	5.400	11/29/43	50,063
Pfizer, Inc.
40,000	0.800	05/28/25	39,481
260,000	4.000	12/15/36	308,266
10,000	4.100	09/15/38	12,026
40,000	2.700	05/28/50	40,492
Philip Morris International, Inc.
40,000	3.250	11/10/24	42,434
15,000	4.375	11/15/41	17,237
15,000	4.875	11/15/43	18,207
10,000	4.250	11/10/44	11,504
Thermo Fisher Scientific, Inc.
180,000	2.950	09/19/26	189,879
Utah Acquisition Sub, Inc.
75,000	5.250	06/15/46	92,631
Viatris, Inc.
15,000	4.000	06/22/50	16,115
Walgreens Boots Alliance, Inc.
40,000	4.800	11/18/44	48,401
15,000	4.650	06/01/46	18,053
Wyeth LLC
10,000	6.500	02/01/34	14,315

			3,382,890

Consumer Products – 0.1%
Colgate-Palmolive Co., MTN
40,000	4.000	08/15/45	51,554
15,000	3.700	08/01/47	18,773
Procter & Gamble Co. (The)
40,000	0.550	10/29/25	39,044
40,000	1.000	04/23/26	39,587
15,000	2.850	08/11/27	16,004

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Products – (continued)
Whirlpool Corp., MTN
$15,000	5.150%	03/01/43	$ 19,056

			184,018

Distributors – 0.0%
PACCAR Financial Corp., MTN
76,000	2.650	04/06/23	78,083

Electric – 1.8%
Alabama Power Co., Series 20-A
15,000	1.450	09/15/30	14,112
American Electric Power Co., Inc.
300,000	2.300	03/01/30	294,576
40,000	3.250	03/01/50	40,185
American Electric Power Co., Inc., Series J
36,000	4.300	12/01/28	40,437
Cleco Corporate Holdings LLC
80,000	3.375	09/15/29	82,212
Cleco Power LLC
15,000	6.000	12/01/40	20,518
Commonwealth Edison Co., Series 123
40,000	3.750	08/15/47	46,569
Consolidated Edison Co. of New York, Inc.
40,000	4.625	12/01/54	51,037
Consolidated Edison Co. of New York, Inc., Series 08-B
10,000	6.750	04/01/38	14,693
Consolidated Edison Co. of New York, Inc., Series 12-A
40,000	4.200	03/15/42	45,794
Consolidated Edison Co. of New York, Inc., Series A
15,000	4.125	05/15/49	17,645
Consumers Energy Co.
15,000	4.350	04/15/49	19,286
Dominion Energy, Inc.
80,000	4.250	06/01/28	89,568
DTE Electric Co.
15,000	3.700	03/15/45	17,147
DTE Electric Co., Series A
40,000	4.000	04/01/43	46,936
DTE Energy Co., Series C
60,000	2.529	10/01/24	62,214
Duke Energy Carolinas LLC
50,000	3.950	03/15/48	58,831
Duke Energy Corp.
300,000	3.750	09/01/46	325,074

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Duke Energy Indiana LLC
$50,000	6.350%	08/15/38	$ 71,518
40,000	6.450	04/01/39	58,107
Duke Energy Progress LLC
15,000	4.100	05/15/42	17,405
Edison International
315,000	5.750	06/15/27	359,423
Evergy Kansas Central, Inc.
40,000	4.250	12/01/45	48,733
Evergy Metro, Inc., Series 2019
15,000	4.125	04/01/49	18,749
Eversource Energy
60,000	3.450	01/15/50	63,624
Exelon Generation Co. LLC
220,000	6.250	10/01/39	283,425
Florida Power & Light Co.
15,000	3.125	12/01/25	15,930
80,000	4.950	06/01/35	102,504
15,000	4.125	02/01/42	18,056
140,000	4.050	10/01/44	168,290
Georgia Power Co., Series B
400,000	2.650	09/15/29	410,665
15,000	3.700	01/30/50	16,398
Interstate Power and Light Co.
40,000	3.500	09/30/49	43,936
Kentucky Utilities Co.
40,000	3.300	06/01/50	43,015
National Rural Utilities Cooperative Finance Corp.
40,000	2.400	03/15/30	41,170
NSTAR Electric Co.
15,000	3.200	05/15/27	16,117
Ohio Power Co., Series D
15,000	6.600	03/01/33	20,269
Oncor Electric Delivery Co. LLC
76,000	3.800	06/01/49	90,737
15,000	5.350	10/01/52	23,262
Pacific Gas and Electric Co.
200,000	2.100	08/01/27	193,054
150,000	4.000	12/01/46	148,505
PPL Capital Funding, Inc.
25,000	5.000	03/15/44	32,512

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
PPL Electric Utilities Corp.
$40,000	4.125%	06/15/44	$ 47,856
Public Service Co. of Colorado, Series 36
60,000	2.700	01/15/51	59,345
Public Service Electric and Gas Co., MTN
100,000	3.000	03/01/51	104,696
Public Service Enterprise Group, Inc.
40,000	2.450	11/15/31	39,634
Puget Sound Energy, Inc.
55,000	4.223	06/15/48	67,650
San Diego Gas & Electric Co., Series WWW
100,000	2.950	08/15/51	102,272
Sempra Energy
15,000	6.000	10/15/39	20,848
Southern Co. (The)
250,000	4.400	07/01/46	296,223
Southern Co. Gas Capital Corp.
15,000	3.950	10/01/46	17,015
Xcel Energy, Inc.
40,000	3.500	12/01/49	44,154

			4,391,931

Energy – 2.0%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
200,000	4.080	12/15/47	223,822
BP Capital Markets America, Inc.
86,000	4.234	11/06/28	97,453
40,000	2.772	11/10/50	37,904
100,000	2.939	06/04/51	97,387
Cheniere Corpus Christi Holdings LLC
80,000	5.875	03/31/25	89,026
40,000	5.125	06/30/27	45,275
Chevron Corp.
40,000	2.895	03/03/24	41,658
Chevron USA, Inc.
200,000	2.343	08/12/50	185,037
ConocoPhillips(b)
300,000	3.750	10/01/27	326,062
Devon Energy Corp.(b)
9,000	4.500	01/15/30	9,709
Energy Transfer LP
50,000	3.600	02/01/23	51,211
100,000	4.250	04/01/24	105,250

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Energy Transfer LP – (continued)
$40,000	3.750%	05/15/30	$ 42,124
15,000	5.300	04/15/47	17,370
55,000	6.250	04/15/49	71,795
Energy Transfer LP/Regency Energy Finance Corp.
120,000	4.500	11/01/23	126,375
Enterprise Products Operating LLC
160,000	4.850	08/15/42	194,425
60,000	4.200	01/31/50	67,668
15,000	3.950	01/31/60	16,142
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	110,247
EOG Resources, Inc.
60,000	3.900	04/01/35	67,653
Exxon Mobil Corp.
200,000	2.275	08/16/26	206,590
200,000	4.227	03/19/40	238,868
Halliburton Co.
50,000	5.000	11/15/45	61,188
Hess Corp.
30,000	4.300	04/01/27	32,565
15,000	6.000	01/15/40	19,106
Kinder Morgan Energy Partners LP
50,000	3.450	02/15/23	51,063
Kinder Morgan, Inc.
56,000	2.000	02/15/31	52,761
200,000	5.200	03/01/48	249,346
Magellan Midstream Partners LP
15,000	4.200	10/03/47	16,669
MPLX LP
100,000	4.875	12/01/24	108,891
200,000	1.750	03/01/26	198,500
100,000	2.650	08/15/30	99,000
40,000	4.700	04/15/48	46,182
NOV, Inc.
15,000	3.950	12/01/42	14,663
ONEOK Partners LP
15,000	6.650	10/01/36	19,804
ONEOK, Inc.
80,000	2.200	09/15/25	81,264
40,000	5.200	07/15/48	48,380

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Ovintiv, Inc.
$40,000	7.375%	11/01/31	$ 51,195
Plains All American Pipeline LP/PAA Finance Corp.
100,000	3.850	10/15/23	104,202
90,000	3.600	11/01/24	94,333
50,000	4.650	10/15/25	54,536
40,000	4.500	12/15/26	43,695
92,000	3.550	12/15/29	95,494
35,000	6.700	05/15/36	44,111
40,000	6.650	01/15/37	51,982
15,000	4.700	06/15/44	16,080
Sabine Pass Liquefaction LLC
120,000	5.750	05/15/24	130,875
110,000	5.625	03/01/25	122,306
40,000	4.200	03/15/28	44,022
15,000	4.500	05/15/30	16,997
Schlumberger Investment SA
50,000	3.650	12/01/23	52,319
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41	64,481
40,000	3.950	05/15/50	45,304
Valero Energy Corp.
200,000	3.400	09/15/26	212,337
15,000	4.900	03/15/45	17,740
Williams Cos., Inc. (The)
200,000	3.750	06/15/27	216,522
15,000	6.300	04/15/40	20,338

			5,067,302

Financial Company – 0.6%
Air Lease Corp., GMTN
40,000	3.750	06/01/26	42,564
Air Lease Corp., MTN
250,000	0.700	02/15/24	246,467
Aircastle Ltd.
80,000	5.000	04/01/23	84,376
15,000	4.250	06/15/26	16,241
Ally Financial, Inc.
205,000	5.125	09/30/24	225,787
80,000	8.000	11/01/31	113,377
60,000	8.000	11/01/31	83,843

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
Ares Capital Corp.
$80,000	4.200%	06/10/24	$ 84,498
80,000	3.250	07/15/25	82,738
40,000	3.875	01/15/26	42,198
GE Capital Funding LLC
200,000	4.400	05/15/30	237,616
GE Capital International Funding Co. Unlimited Co.
200,000	4.418	11/15/35	241,648

			1,501,353

Food and Beverage – 0.8%
Campbell Soup Co.
40,000	4.800	03/15/48	50,790
Coca-Cola Co. (The)
155,000	1.750	09/06/24	158,209
150,000	3.000	03/05/51	160,293
Conagra Brands, Inc.
80,000	4.600	11/01/25	88,670
Constellation Brands, Inc.
40,000	3.150	08/01/29	42,190
General Mills, Inc.
80,000	2.875	04/15/30	83,537
207,000	4.550	04/17/38	250,417
15,000	4.150	02/15/43	17,845
Hershey Co. (The)
40,000	3.375	08/15/46	45,515
J M Smucker Co. (The)
40,000	2.125	03/15/32	38,641
15,000	4.375	03/15/45	18,596
Kellogg Co.
60,000	2.650	12/01/23	62,058
Keurig Dr Pepper, Inc.
160,000	4.417	05/25/25	174,852
Kraft Heinz Foods Co.
159,000	3.000	06/01/26	165,111
51,000	4.625	01/30/29	58,913
80,000	3.750	04/01/30	87,462
80,000	4.250	03/01/31	91,427
30,000	5.000	07/15/35	36,908
40,000	4.875	10/01/49	50,041
Molson Coors Beverage Co.
120,000	4.200	07/15/46	133,166

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
PepsiCo, Inc.
$40,000	3.500%	07/17/25	$ 42,963
146,000	2.750	03/19/30	154,441
Sysco Corp.
80,000	2.400	02/15/30	80,676
Tyson Foods, Inc.
40,000	3.550	06/02/27	43,241

			2,135,962

Healthcare – 1.0%
Aetna, Inc.
40,000	4.750	03/15/44	49,898
Anthem, Inc.
150,000	2.550	03/15/31	153,317
15,000	4.650	08/15/44	18,886
40,000	4.850	08/15/54	53,047
Cigna Corp.
98,000	3.750	07/15/23	102,292
300,000	3.250	04/15/25	319,412
40,000	4.500	02/25/26	44,463
140,000	4.800	07/15/46	182,619
CVS Health Corp.
200,000	3.250	08/15/29	213,087
76,000	1.750	08/21/30	72,223
70,000	5.050	03/25/48	92,641
100,000	4.250	04/01/50	121,503
Evernorth Health, Inc.
120,000	4.500	02/25/26	132,895
HCA, Inc.
150,000	4.750	05/01/23	157,781
80,000	5.375	02/01/25	87,500
40,000	5.250	04/15/25	44,650
40,000	5.875	02/15/26	44,900
46,000	5.250	06/15/26	51,808
40,000	4.500	02/15/27	44,025
75,000	4.125	06/15/29	82,875
40,000	5.500	06/15/47	52,900
McKesson Corp.
200,000	3.950	02/16/28	221,891
MPT Operating Partnership LP/MPT Finance Corp.
40,000	3.500	03/15/31	39,439

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
Quest Diagnostics, Inc.
$100,000	2.800%	06/30/31	$ 103,100

			2,487,152

Insurance – 0.6%
Aflac, Inc.
15,000	3.625	11/15/24	16,077
Allstate Corp. (The)
15,000	4.200	12/15/46	18,800
American International Group, Inc.
100,000	3.900	04/01/26	109,165
40,000	4.375	01/15/55	50,757
Arch Capital Group Ltd.
90,000	3.635	06/30/50	99,436
AXIS Specialty Finance LLC
40,000	3.900	07/15/29	44,186
Berkshire Hathaway Finance Corp.
80,000	4.400	05/15/42	99,817
Berkshire Hathaway, Inc.
15,000	4.500	02/11/43	18,962
Brighthouse Financial, Inc.
40,000	5.625	05/15/30	48,105
Chubb INA Holdings, Inc.
150,000	3.350	05/03/26	161,895
Cincinnati Financial Corp.
80,000	6.920	05/15/28	103,588
CNO Financial Group, Inc.
200,000	5.250	05/30/29	232,000
Hartford Financial Services Group, Inc. (The)
30,000	3.600	08/19/49	33,492
Marsh & McLennan Cos., Inc.
80,000	3.500	06/03/24	84,431
MetLife, Inc.
15,000	4.125	08/13/42	17,763
80,000	4.600	05/13/46	103,662
Prudential Financial, Inc.
40,000	3.935	12/07/49	48,048
Prudential Financial, Inc., MTN
15,000	6.625	06/21/40	22,480
15,000	4.350	02/25/50	19,271
60,000	3.700	03/13/51	69,625
Travelers Cos., Inc. (The)
40,000	3.750	05/15/46	47,361

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Voya Financial, Inc.(c)
(3M USD LIBOR + 2.084%)
$40,000	4.700%	01/23/48	$ 41,628
W R Berkley Corp.
40,000	4.750	08/01/44	50,894

			1,541,443

Metals – 0.1%
Steel Dynamics, Inc.
80,000	3.450	04/15/30	85,900
145,000	3.250	01/15/31	153,881

			239,781

Metals and Mining – 0.1%
Newmont Corp.
50,000	5.875	04/01/35	65,778
Reliance Steel & Aluminum Co.
80,000	4.500	04/15/23	82,978

			148,756

Other – 0.0%
Yale University, Series 2020
80,000	2.402	04/15/50	79,793

REITs and Real Estate – 0.7%
Duke Realty LP
80,000	4.000	09/15/28	89,759
GLP Capital LP/GLP Financing II, Inc.
50,000	3.350	09/01/24	52,114
90,000	5.250	06/01/25	99,235
40,000	5.750	06/01/28	46,278
45,000	4.000	01/15/30	47,446
72,000	4.000	01/15/31	76,212
Kimco Realty Corp.
40,000	3.400	11/01/22	40,768
Mid-America Apartments LP
100,000	2.875	09/15/51	100,602
Omega Healthcare Investors, Inc.
40,000	3.625	10/01/29	41,825
Prologis LP
200,000	2.250	04/15/30	201,949
40,000	1.250	10/15/30	37,279
Sabra Health Care LP
85,000	5.125	08/15/26	94,177

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Simon Property Group LP
$100,000	3.750%	02/01/24	$ 104,861
200,000	2.450	09/13/29	202,821
Welltower, Inc.
200,000	4.000	06/01/25	215,291
200,000	4.250	04/15/28	224,398

			1,675,015

Revenue – 0.0%
California Institute of Technology
15,000	3.650	09/01/19	18,044
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41	14,971
University of Chicago (The), Series 20B
40,000	2.761	04/01/45	40,808

			73,823

Software – 0.5%
Oracle Corp.
300,000	2.950	11/15/24	313,298
40,000	2.800	04/01/27	41,464
100,000	2.950	04/01/30	103,171
110,000	2.875	03/25/31	112,488
160,000	6.125	07/08/39	218,281
20,000	5.375	07/15/40	25,285
100,000	3.600	04/01/50	101,544
50,000	4.375	05/15/55	57,428
55,000	3.850	04/01/60	57,133
salesforce.com, Inc.
75,000	0.625	07/15/24	74,314
80,000	3.700	04/11/28	89,150

			1,193,556

Technology – 1.9%
Adobe, Inc.
40,000	2.300	02/01/30	40,744
Alphabet, Inc.
15,000	1.998	08/15/26	15,456
100,000	2.250	08/15/60	91,129
Apple, Inc.
15,000	1.700	09/11/22	15,153
90,000	3.450	05/06/24	95,239
400,000	1.800	09/11/24	408,681

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$40,000	2.500%		02/09/25	$ 41,647
50,000	3.200		05/13/25	53,314
40,000	2.450		08/04/26	41,661
15,000	3.350		02/09/27	16,258
15,000	3.200		05/11/27	16,139
40,000	1.650		02/08/31	38,851
160,000	4.500		02/23/36	201,052
80,000	3.850		05/04/43	95,020
80,000	4.450		05/06/44	103,104
50,000	3.750		11/13/47	59,382
160,000	2.550		08/20/60	151,965
Applied Materials, Inc.
256,000	3.300		04/01/27	277,797
Broadcom Corp./Broadcom Cayman Finance Ltd.
160,000	3.625		01/15/24	167,813
Broadcom, Inc.
90,000	3.469	(b)	04/15/34	93,060
60,000	3.187	(b)	11/15/36	59,205
160,000	3.500	(b)	02/15/41	159,555
Corning, Inc.
45,000	4.375		11/15/57	55,603
Dell International LLC/EMC Corp.
60,000	5.450		06/15/23	63,774
100,000	6.020		06/15/26	116,928
Flex Ltd.
160,000	4.875		06/15/29	182,249
HP, Inc.
15,000	6.000		09/15/41	19,926
Intel Corp.
120,000	2.875		05/11/24	125,230
200,000	3.700		07/29/25	216,055
80,000	3.734		12/08/47	91,859
International Business Machines Corp.
15,000	5.875		11/29/32	19,908
150,000	4.150		05/15/39	176,344
250,000	4.000		06/20/42	290,100
Jabil, Inc.
80,000	3.600		01/15/30	86,513

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
KLA Corp.
$60,000	3.300%	03/01/50	$ 64,910
Lam Research Corp.
40,000	3.125	06/15/60	42,332
Microsoft Corp.
40,000	2.000	08/08/23	40,853
40,000	3.300	02/06/27	43,347
15,000	3.500	02/12/35	17,260
220,000	4.250	02/06/47	287,961
200,000	4.000	02/12/55	254,453
20,000	2.675	06/01/60	20,141
QUALCOMM, Inc.
160,000	4.300	05/20/47	204,133
VMware, Inc.
80,000	4.700	05/15/30	93,207

			4,755,311

Transportation – 0.4%
Burlington Northern Santa Fe LLC
50,000	5.750	05/01/40	69,915
CSX Corp.
15,000	3.250	06/01/27	16,015
80,000	4.100	03/15/44	94,182
40,000	4.300	03/01/48	49,269
Delta Air Lines, Inc.
50,000	4.375	04/19/28	52,035
FedEx Corp.
40,000	3.900	02/01/35	44,771
40,000	4.400	01/15/47	47,761
40,000	4.950	10/17/48	51,913
Norfolk Southern Corp.
120,000	3.050	05/15/50	123,952
Southwest Airlines Co.
40,000	5.250	05/04/25	44,625
Union Pacific Corp.
40,000	3.700	03/01/29	44,368
80,000	3.799	10/01/51	94,852
60,000	3.839	03/20/60	71,004
15,000	3.750	02/05/70	17,444
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
79,399	2.695	05/12/27	83,200

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
United Parcel Service, Inc.
$40,000	3.625%		10/01/42	$ 46,417
15,000	4.250		03/15/49	19,563
15,000	5.300		04/01/50	22,550

				993,836

Water – 0.1%
American Water Capital Corp.
105,000	3.750		09/01/47	119,983
40,000	4.200		09/01/48	49,013

				168,996

Wireless – 1.3%
American Tower Corp.
200,000	3.375		10/15/26	212,750
40,000	3.950		03/15/29	43,798
20,000	3.100		06/15/50	19,488
AT&T, Inc.
50,000	0.900		03/25/24	49,731
320,000	2.750		06/01/31	325,553
400,000	3.500		06/01/41	409,403
300,000	3.500		09/15/53	304,343
CC Holdings GS V LLC/Crown Castle GS III Corp.
50,000	3.849		04/15/23	51,927
Crown Castle International Corp.
40,000	3.300		07/01/30	42,181
40,000	4.150		07/01/50	46,090
T-Mobile USA, Inc.
200,000	3.750		04/15/27	215,343
200,000	3.875		04/15/30	216,929
60,000	3.600		11/15/60	59,785
Verizon Communications, Inc.
300,000	0.850		11/20/25	290,938
75,000	4.329		09/21/28	85,377
322,000	3.150		03/22/30	340,712
106,000	2.355	(b)	03/15/32	105,016
21,000	4.500		08/10/33	24,709
100,000	4.272		01/15/36	118,168
15,000	3.400		03/22/41	16,006
100,000	3.850		11/01/42	113,166
80,000	5.500		03/16/47	114,331

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$40,000	4.000%	03/22/50	$ 46,883

			3,252,627

TOTAL CORPORATE OBLIGATIONS (Cost $56,777,009)			$ 56,354,230

U.S. Treasury Bonds – 8.8%
U.S. Treasury Bonds
$4,980,000	4.375%	02/15/38	$ 6,969,682
4,603,000	3.875	08/15/40	6,153,960
4,715,000	2.500	02/15/45	5,285,541
1,044,000	2.500	05/15/46	1,179,027
2,177,000	2.000	02/15/50	2,275,764

TOTAL U.S. TREASURY BONDS (Cost $22,218,723)			$ 21,863,974

Foreign Corporate Debt – 5.0%
Banks – 1.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$200,000	0.875%	09/18/23	$ 199,820
200,000	1.125	09/18/25	197,014
Bank of Montreal, MTN (Canada)
200,000	2.500	06/28/24	206,934
Bank of Nova Scotia (The) (Canada)
200,000	3.400	02/11/24	210,477
Barclays PLC (United Kingdom)
200,000	4.375	09/11/24	214,342
200,000	5.200	05/12/26	224,967
Canadian Imperial Bank of Commerce (Canada)
90,000	3.500	09/13/23	94,532
Export-Import Bank of Korea (South Korea)
400,000	2.625	05/26/26	421,196
HSBC Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.211%)
350,000	3.803 (c)	03/11/25	368,353
200,000	6.500	09/15/37	277,650
Korea Development Bank (The) (South Korea)
300,000	0.800	07/19/26	292,334
Mitsubishi UFJ Financial Group, Inc. (Japan)
200,000	3.850	03/01/26	217,569
50,000	3.961	03/02/28	55,480
100,000	3.741	03/07/29	110,010

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
NatWest Group PLC (United Kingdom)
$100,000	6.000%		12/19/23	$ 109,270
Royal Bank of Canada, GMTN (Canada)
40,000	1.600		04/17/23	40,575
Sumitomo Mitsui Financial Group, Inc. (Japan)
200,000	3.936		10/16/23	211,476
120,000	3.010		10/19/26	126,516
75,000	2.930		09/17/41	75,057
Svensk Exportkredit AB, GMTN (Sweden)
200,000	0.625		05/14/25	196,958
Toronto-Dominion Bank (The)(c) (Canada)
(5 Year USD Swap + 2.205%)
185,000	3.625		09/15/31	200,725
Toronto-Dominion Bank (The), GMTN (Canada)
80,000	3.500		07/19/23	83,757
Westpac Banking Corp. (Australia)
200,000	2.850		05/13/26	211,732
75,000	3.350		03/08/27	81,047
40,000	2.150		06/03/31	40,157

				4,467,948

Basic Industry – 0.0%
Syngenta Finance NV (Switzerland)
20,000	3.125		03/28/22	20,087

Brokerage – 0.0%
Brookfield Finance, Inc. (Canada)
50,000	4.350		04/15/30	56,766
15,000	3.500		03/30/51	16,094

				72,860

Capital Goods – 0.0%
CNH Industrial NV (United Kingdom)
80,000	4.500		08/15/23	84,421

Consumer Noncyclical – 0.2%
AstraZeneca PLC (United Kingdom)
80,000	3.375		11/16/25	85,863
150,000	0.700		04/08/26	144,676
15,000	4.375		11/16/45	19,303
Bayer US Finance II LLC (Germany)
100,000	3.375	(b)	07/15/24	104,536
15,000	4.200	(b)	07/15/34	17,178
170,000	4.700	(b)	07/15/64	203,612

				575,168

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – 0.5%
Cenovus Energy, Inc. (Canada)
$50,000	5.250%		06/15/37	$ 59,097
Enbridge, Inc. (Canada)
110,000	3.125		11/15/29	115,455
15,000	5.500		12/01/46	20,448
(3M USD LIBOR + 3.641%)
15,000	6.250	(c)	03/01/78	16,425
Equinor ASA (Norway)
40,000	1.750		01/22/26	40,285
40,000	3.625		09/10/28	44,124
300,000	3.125		04/06/30	322,129
Shell International Finance BV (Netherlands)
40,000	2.000		11/07/24	40,938
55,000	3.250		05/11/25	58,469
75,000	4.375		05/11/45	92,513
312,000	4.000		05/10/46	368,620
TotalEnergies Capital International SA (France)
100,000	3.127		05/29/50	103,498

				1,282,001

Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	3.150		02/15/24	258,234

Food and Beverage – 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
80,000	4.900		02/01/46	101,493
Anheuser-Busch InBev Finance, Inc. (Belgium)
15,000	4.700		02/01/36	18,093
100,000	4.900		02/01/46	126,848
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
300,000	3.500		06/01/30	327,900
46,000	4.375		04/15/38	53,628
40,000	4.600		04/15/48	48,997
40,000	5.550		01/23/49	55,736
90,000	4.750		04/15/58	114,450

				847,145

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
200,000	5.000		01/15/30	213,114

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Internet – 0.3%
Baidu, Inc. (China)
$200,000	3.075%		04/07/25	$ 208,235
JD.com, Inc. (China)
200,000	3.875		04/29/26	215,028
Tencent Music Entertainment Group (China)
300,000	2.000		09/03/30	281,739

				705,002

Metals – 0.0%
ArcelorMittal SA (Luxembourg)
15,000	4.550		03/11/26	16,463
15,000	4.250		07/16/29	16,350
10,000	7.000		10/15/39	13,750
15,000	6.750		03/01/41	20,437

				67,000

Metals and Mining – 0.1%
Rio Tinto Finance USA Ltd. (Australia)
200,000	3.750		06/15/25	216,545

Mining – 0.2%
Barrick North America Finance LLC (Canada)
60,000	5.750		05/01/43	83,296
Southern Copper Corp. (Peru)
55,000	3.875		04/23/25	58,711
Vale Overseas Ltd. (Brazil)
230,000	6.250		08/10/26	261,913
115,000	3.750		07/08/30	115,870

				519,790

Oil Company-Exploration & Production – 0.1%
CNOOC Finance 2013 Ltd. (China)
200,000	3.000		05/09/23	205,556

Oil Company-Integrated – 0.6%
Petroleos Mexicanos (Mexico)
300,000	3.500		01/30/23	300,370
225,000	6.875		08/04/26	237,531
100,000	5.350		02/12/28	95,946
250,000	5.950		01/28/31	235,910
130,000	5.625		01/23/46	98,802
Saudi Arabian Oil Co. (Saudi Arabia)
200,000	2.875	(b)	04/16/24	206,194
300,000	2.250	(b)	11/24/30	291,938

				1,466,691

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Technology – 0.1%
NXP BV/NXP Funding LLC(b) (China)
$40,000	5.350%		03/01/26	$ 45,497
NXP BV/NXP Funding LLC/NXP USA, Inc.(b) (China)
120,000	3.400		05/01/30	128,108

				173,605

Telecommunications – 0.2%
America Movil SAB de CV (Mexico)
280,000	3.625		04/22/29	302,755
200,000	2.875		05/07/30	207,384

				510,139

Transportation – 0.0%
Canadian National Railway Co. (Canada)
40,000	4.450		01/20/49	51,578

Wireless – 0.2%
Vodafone Group PLC (United Kingdom)
80,000	2.500		09/26/22	81,227
250,000	4.125		05/30/25	271,456
50,000	5.250		05/30/48	65,287

				417,970

Wirelines – 0.2%
Bell Telephone Co of Canada or Bell Canada/The (Canada)
80,000	4.300		07/29/49	98,600
Deutsche Telekom International Finance BV (Germany)
15,000	8.750		06/15/30	21,972
Orange SA (France)
40,000	9.000		03/01/31	61,591
Telefonica Emisiones SA (Spain)
200,000	4.895		03/06/48	243,944

				426,107

TOTAL FOREIGN CORPORATE DEBT (Cost $12,674,089)				$12,580,961

Foreign Debt Obligations – 3.0%
Sovereign – 3.0%
Abu Dhabi Government International Bond (United Arab Emirates)
$200,000	0.750	%(b)	09/02/23	$ 199,652
400,000	2.125	(b)	09/30/24	409,233
200,000	2.500	(b)	04/16/25	207,211
200,000	1.625	(b)	06/02/28	197,381
200,000	2.700	(b)	09/02/70	183,970

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
China Government International Bond (China)
$400,000	0.400	%(b)	10/21/23	$ 397,973
600,000	0.550	(b)	10/21/25	585,651
Colombia Government International Bond (Colombia)
200,000	4.000		02/26/24	206,097
200,000	3.875		04/25/27	201,672
100,000	6.125		01/18/41	104,520
Hungary Government International Bond (Hungary)
16,000	5.375		02/21/23	16,870
Indonesia Government International Bond (Indonesia)
300,000	5.250		01/17/42	369,003
Indonesia Government International Bond, MTN (Indonesia)
200,000	3.850		10/15/30	222,668
Landwirtschaftliche Rentenbank (Germany)
15,000	3.125		11/14/23	15,715
Malaysia Sovereign Sukuk BHD(b) (Malaysia)
300,000	3.043		04/22/25	317,162
Mexico Government International Bond (Mexico)
56,000	4.000		10/02/23	59,158
250,000	3.600		01/30/25	266,570
250,000	3.250		04/16/30	254,553
Panama Government International Bond (Panama)
200,000	6.700		01/26/36	263,250
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
400,000	4.550	(b)	03/29/26	450,500
200,000	2.800	(b)	06/23/30	206,000
Philippine Government International Bond (Philippines)
200,000	3.750		01/14/29	222,486
Province of Alberta Canada (Canada)
15,000	2.200		07/26/22	15,186
50,000	3.300		03/15/28	55,185
Province of British Columbia Canada (Canada)
15,000	2.000		10/23/22	15,222
Province of Ontario Canada (Canada)
30,000	1.050		05/21/27	29,522
30,000	1.600		02/25/31	29,456
Province of Quebec Canada (Canada)
90,000	0.600		07/23/25	88,807
25,000	2.750		04/12/27	26,785
Qatar Government International Bond (Qatar)
280,000	3.400	(b)	04/16/25	297,509

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Qatar Government International Bond (Qatar) – (continued)
$200,000	4.817	%(b)	03/14/49	$ 260,074
Republic of Poland Government International Bond (Poland)
30,000	3.250		04/06/26	32,158
Romanian Government International Bond(b) (Romania)
16,000	3.000		02/14/31	15,791
Russian Foreign Bond – Eurobond(b) (Russia)
200,000	5.250		06/23/47	253,500
Saudi Government International Bond (Saudi Arabia)
500,000	4.625		10/04/47	592,945
Saudi Government International Bond(b), MTN (Saudi Arabia)
300,000	2.900		10/22/25	314,166
Uruguay Government International Bond (Uruguay)
15,000	4.375		01/23/31	17,269

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $7,519,180)				$ 7,400,870

Shares	Dividend Rate			Value

Investment Company – 23.1%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
57,497,685	0.026%			$ 57,497,685
(Cost $57,497,685)

TOTAL INVESTMENTS – 122.8% (Cost $308,690,708)				$306,052,190

LIABILITIES IN EXCESS OF ASSETS – (22.8)%				(56,746,376)

NET ASSETS – 100.0%				$249,305,814

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $61,430,515 which represents approximately 24.6% of the Fund’s net assets as of November 30, 2021.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2021.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At November 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA (Proceeds Receivable: $1,036,719)	3.000%	TBA-30yr	12/20/21	$(1,000,000)	$(1,036,719)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2021:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$201,066,083	$—
Foreign Corporate Debt	—	9,752,643	—
Investment Company	1,858,325	—	—

Total	$1,858,325	$210,818,726	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$190,320,475	$—	$—
Investment Company	71,711	—	—

Total	$190,392,186	$—	$—

ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$21,700,770	$—
Foreign Corporate Debt	—	5,283,735	—
Investment Company	89,241	—	—

Total	$89,241	$26,984,505	$—

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$672,458,494	$—
Foreign Corporate Debt	—	157,170,319	—
Investment Company	4,168,540	—	—

Total	$4,168,540	$829,628,813	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Bills	$1,418,545,078	$—	$—
U.S. Treasury Notes	365,316,505	—	—

Total	$1,783,861,583	$—	$—

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$95,061,534	$—
Asset- Backed Securities	—	78,943,013	—
Corporate Obligations	—	71,666,744	—
Foreign Corporate Debt	—	59,572,385	—
Investment Company	16,616,990	—	—
Certificate of Deposit	—	2,494,819	—

Total	$16,616,990	$307,738,495	$—

ACCESS U.S. AGGREGATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Notes	$81,612,271	$—	$—
Mortgage-Backed Securities	—	68,742,199	—
Corporate Obligations	—	56,354,230	—
U.S. Treasury Bonds	21,863,974	—	—
Foreign Corporate Debt	—	12,580,961	—
Foreign Debt Obligations	260,163	7,140,707	—
Investment Company	57,497,685	—	—

Total	$161,234,093	$144,818,097	$—

Liabilities
Fixed Income
Mortgage-Backed Securities — Forward Sales Contracts	$—	$(1,036,719)	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or problems with share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs Investment Grade Corporate Bond 1-5 Years Index and FTSE Goldman Sachs US Broad Bond Market Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.